As filed with the Securities and Exchange            Registration No. 33-75982*
Commission February 20, 1996                         Registration No. 811-2513

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

--------------------------------------------------------------------------------
                        Post-Effective Amendment No. 5 To
             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


                                and Amendment To

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
--------------------------------------------------------------------------------
     Variable Annuity Account C of Aetna Life Insurance and Annuity Company
                           (EXACT NAME OF REGISTRANT)

                    Aetna Life Insurance and Annuity Company
                               (NAME OF DEPOSITOR)

            151 Farmington Avenue, RE4C, Hartford, Connecticut 06156 (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

       Depositor's Telephone Number, including Area Code:  (860) 273-7834

                            Susan E. Bryant, Counsel
                    Aetna Life Insurance and Annuity Company
            151 Farmington Avenue, RE4C, Hartford, Connecticut  06156
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)
--------------------------------------------------------------------------------
It is proposed that this filing will become effective:


        X      on May 1, 1996 pursuant to paragraph (a)(1) of Rule 485
      -----

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined Prospectus under this Registration Statement which includes all the information which would currently be required in prospectuses relating to the securities covered by Registration Statement Nos. 33-75968, 33-75966, and the individual deferred compensation contracts covered by Registration Statement No. 33-75992.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, Registrant has registered an indefinite number of securities under the Securities Act of 1933. Registrant expects to file a Rule 24f-2 Notice for the fiscal year ended December 31, 1995 on or before February 29, 1996.

                           VARIABLE ANNUITY ACCOUNT C
                              CROSS REFERENCE SHEET


Form N-4
--------
Item No.                     Part A (Prospectus)                        Location
---------                    ------------------                         ---------
    1        Cover Page. . . . . . . . . . . . . . . . . .        Cover Page

    2        Definitions . . . . . . . . . . . . . . . . .        Definitions

    3        Synopsis or Highlights. . . . . . . . . . . .        Prospectus Summary; Fee Table

    4        Condensed Financial Information . . . . . . .        Condensed Financial Information

    5        General Description of Registrant, Depositor,
             and Portfolio Companies . . . . . . . . . . .        The Company; Variable Annuity
                                                                  Account C; The Funds

    6        Deductions and Expenses . . . . . . . . . . .        Charges and Deductions;
                                                                  Distribution

    7        General Description of Variable Annuity
             Contracts . . . . . . . . . . . . . . . . . .        Purchase; Miscellaneous

    8        Annuity Period. . . . . . . . . . . . . . . .        Annuity Period

    9        Death Benefit . . . . . . . . . . . . . . . .        Death Benefit During
                                                                  Accumulation Period;
                                                                  Death Benefit Payable
                                                                  During the Annuity Period

    10       Purchases and Contract Value. . . . . . . . .        Purchase; Contract Valuation

    11       Redemptions . . . . . . . . . . . . . . . . .        Right to Cancel; Withdrawals

    12       Taxes . . . . . . . . . . . . . . . . . . . .        Tax Status

    13       Legal Proceedings . . . . . . . . . . . . . .        Miscellaneous - Legal Matters
                                                                  and Proceedings

    14       Table of Contents of the Statement of
             Additional Information. . . . . . . . . . . .        Contents of the Statement of
                                                                  Additional Information


Form N-4
---------
Item No.       Part B (Statement of Additional Information)             Location
---------      --------------------------------------------             --------
    15       Cover Page. . . . . . . . . . . . . . . . . .        Cover page

    16       Table of Contents . . . . . . . . . . . . . .        Table of Contents

    17       General Information and History . . . . . . .        General Information and History

    18       Services. . . . . . . . . . . . . . . . . . .        General Information and
                                                                  History; Independent Auditors

    19       Purchase of Securities Being Offered. . . . .        Offering and Purchase of
                                                                  Contracts

    20       Underwriters. . . . . . . . . . . . . . . . .        Offering and Purchase of
                                                                  Contracts

    21       Calculation of Performance Data . . . . . . .        Performance Data; Average
                                                                  Annual Total Return Quotations

    22       Annuity Payments. . . . . . . . . . . . . . .        Annuity Payments

    23       Financial Statements. . . . . . . . . . . . .        Financial Statements



                           PART C (OTHER INFORMATION)

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C to this Registration Statement.

                           VARIABLE ANNUITY ACCOUNT C
                           PART C - OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

     (a)  Financial Statements:*
          (1)  Included in Part A:
               Condensed Financial Information
          (2)  Included in Part B:
               Financial Statements of Variable Annuity Account C:
               -    Independent Auditors' Report
               -    Statement of Assets and Liabilities as of December 31, 1995
               -    Statement of Operations for the year ended December 31, 1995
               - Statements of Changes in Net Assets for the years ended December 31, 1995 and 1994
               -    Notes to Financial Statements
               Financial Statements of the Depositor:
               -    Independent Auditors' Report
               - Consolidated Statements of Income for the years ended December 31, 1995, 1994 and 1993
               -    Consolidated Balance Sheets as of December 31, 1995 and 1994
               -    Consolidated Statements of Changes in Shareholder's Equity
                    for the years ended December 31, 1995, 1994 and 1993
               -    Consolidated Statements of Cash Flows for the years ended
                    December 31, 1995, 1994 and 1993
               -    Notes to Consolidated Financial Statements

(b)  Exhibits
     (1)       Resolution of the Board of Directors of Aetna Life Insurance and
               Annuity Company establishing Variable Annuity Account C(1)
     (2)       Not applicable
     (3.1)     Form of Broker-Dealer Agreement(2)
     (3.2)     Alternative Form of Wholesaling Agreement and related Selling
               Agreement(2)
     (4.1)     Form of Variable Annuity Contract (G-CDA-HF)(3)
     (4.2)     Form of Variable Annuity Contract (G-CDA-HD)*
     (5)       Form of Variable Annuity Contract Application (300-GTD-IA)(3)
     (6)       Certification of Incorporation and By-Laws of Depositor(4)
     (7)       Not applicable
     (8.1)     Fund Participation Agreement between Aetna Life Insurance and
               Annuity Company, Alger American Fund and Fred Alger Management,
               Inc. dated September 1, 1993(2)

     (8.2)     Fund Participation Agreement between Aetna Life Insurance and
               Annuity Company and Calvert Asset Management Company (Calvert
               Responsibly Invested Balanced Portfolio formerly Calvert Socially
               Responsible Series) dated March 13, 1989 and amended December 27,
               1993(5)
     (8.3)     Fund Participation Agreement between Aetna Life Insurance and
               Annuity Company and Fidelity Distributors Corporation dated
               February 1, 1994 (Variable Insurance Products Fund)(6)
     (8.4)     Fund Participation Agreement between Aetna Life Insurance and
               Annuity Company and Fidelity Distributors Corporation dated
               February 1, 1994 (Variable Insurance Products Fund II)(6)
     (8.5)     Fund Participation Agreement between Aetna Life Insurance and
               Annuity Company and Franklin Advisers, Inc. dated January 31,
               1989(7)
     (8.6)     Fund Participation Agreement between Aetna Life Insurance and
               Annuity Company and Janus Aspen Series dated April 19, 1994 and amended June 15, 1994(8)
     (8.7)     Fund Participation Agreement between Aetna Life Insurance and
               Annuity Company and Lexington Management Corporation regarding
               Natural Resources Trust dated December 1, 1988 and amended
               February 11, 1991(5)
     (8.8)     Fund Participation Agreement between Aetna Life Insurance and
               Annuity Company and Advisers Management Trust (now Neuberger &
               Berman Advisers Management Trust) dated April 14, 1989(2)
     (8.9)     Fund Participation Agreement between Aetna Life Insurance and
               Annuity Company and Scudder Variable Life Investment Fund dated
               April 27, 1992 and amended February 19, 1993 and August 13,
               1993(9)
     (8.10)    Fund Participation Agreement between Aetna Life Insurance and
               Annuity Company, Investors Research Corporation and TCI
               Portfolios, Inc. dated July 29, 1992 and amended December 22,
               1992 and June 1, 1994(9)
     (9)       Opinion of Counsel *
     (10.1)    Consent of Independent Auditors *
     (10.2)    Consent of Counsel *
     (11)      Not applicable
     (12)      Not applicable
     (13)      Computation of Performance Data *
     (14)      Financial Data Schedule *
     (15.1)    Powers of Attorney(10)
     (15.2)    Authorization for Signatures(11)

*    To be filed by amendment.
1. Incorporated by reference to Registration Statement on Form N-4 (File No. 2-52449) filed on February 28, 1986.
2. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-75996) filed on April 21, 1994.

3. Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-75964) filed on February 24, 1995.
4. Incorporated by reference to Post-Effective Amendment No. 58 to Registration Statement on Form N-4 (File No. 2-52449) filed on February 28, 1994.
5. Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-75978) filed on March 24, 1995.
6. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-75978) filed on April 25, 1994.
7. Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-75990) filed on April 25, 1994.
8. Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 33-75960) filed on August 9, 1994.
9. Incorporated by reference to Registration Statement on Form N-4 (File No. 33-88720) filed on January 20, 1995.
10. The Power of Attorney for David E. Bushong, Acting Chief Financial Officer, is incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-87932), as filed electronically on September 18, 1995. The Powers of Attorney for all other signatories are included in this Registration Statement.
11. Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 33-91864), as filed electronically, on August 16, 1995.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


Name and Principal
Business Address*                       Positions and Offices with Depositor
------------------                      ------------------------------------

Daniel P. Kearney                       Director and President

Timothy A. Holt                         Director

Christopher J. Burns                    Director and Senior Vice President

Laura R. Estes                          Director and Senior Vice President

Gail P. Johnson                         Director and Vice President

John Y. Kim                             Director and Senior Vice President

Shaun P. Mathews                        Director and Senior Vice President

Glen Salow                              Director and Vice President

Creed R. Terry                          Director and Vice President

James C. Hamilton                       Vice President and Treasurer

David E. Bushong                        Acting Chief Financial Officer

Eugene M. Trovato                       Vice President, Chief Accounting Officer
                                        and Corporate Controller

Zoe Baird                               Senior Vice President and General
                                        Counsel

Susan E. Schechter                      Corporate Secretary and Counsel


* The principal business address of all directors and officers listed is 151 Farmington Avenue, Hartford, Connecticut 06156.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     Attached hereto is a diagram of all persons directly or indirectly under common control with the Registrant. The diagram indicates the percentage of voting securities (rights) owned and, in parenthesis after the company's name, the state or other sovereign power under the laws of which the company is organized.


As of January 1, 1996
                                                                                                                              Page 1
                                                                          AETNA
                                                                         LIFE AND
                                                                         CASUALTY
                                                                          COMPANY

                                                                     (1) (Connecticut)
                                                                              |
                                                                              |
               |--------------------|-----------------------|-----------------|---------------------|----------------------|
               |                    |                       |                 |                     |                      |
             100%                  100%                    100%               |                    100%                  100%
               |                    |                       |                 |                     |                      |
           THE AETNA               AETNA                   THE                |                    AETNA                 AETNA
           CASUALTY                LIFE                  STANDARD             |                  RETIREMENT             CANADA
          AND SURETY             INSURANCE                 FIRE               |                 SERVICES, INC.         HOLDINGS
           COMPANY                COMPANY                INSURANCE            |                                         LIMITED
                                                          COMPANY             |
                                                                              |
    (1) (Connecticut) (a)   (1) (Connecticut) (a)   (1) (Connecticut) (a)     |             (1) (Connecticut) (a)  (1) (Canada) (a)
              |                      |                       |                |                      |                    |
             See                    See                     See               |                     See                  See
          Supplement             Supplement              Supplement           |                  Supplement           Supplement
             #1                     #2                      #3                |                     #4                   #5
                                                                              |
                                                                              |
                                     |----------------------------------------|-------------------------------------------|
                                    100%                                      |                                          100%
                                     |                                        |                                           |
                                   AETNA                                      |                                         AETNA
                               INTERNATIONAL,                                 |                                     INTERNATIONAL
                                    INC.                                      |                                         (N.Z.)
                                                                              |                                        LIMITED
                                                                              |
                           (1) (Connecticut) (a)                              |                                 (1)(New Zealand)(a)
                                     |                                        |                                           |
                                     |                                        |                                           |
                                    See                                       |                                          See
                                 Supplement                                   |                                       Supplement
                                    #6                                        |                                           #7
                                                                              |
                                                                             SEE
(1)  Corporation                 (a)  Fully Consolidated                     PAGE
(2)  Partnership                 (b)  One Line Consolidation                  2
(3)  Joint Venture               (c)  Not Consolidated
(4)  Lloyds Association
(5)  Trust
(6)  Limited Liability Company

                                                                                Percentages are rounded to the nearest whole percent
                                                                                and are based on ownership of voting rights.



As of June 30, 1995                                                                                                           Page 2
                                                                       AETNA
                                                                      LIFE AND
                                                                      CASUALTY
                                                                      COMPANY

                                                                 (1) (Connecticut)
                                                                          |
       |-----------------------|----------------------|-------------------|------------------|-----------------------|
       |                       |                      |                   |                  |                       |
      100%                    100%                   100%                 |                 100%                    100%
       |                       |                      |                   |                  |                       |
    AETNA LIFE                ACS                    ACS                  |              LUETTGENS                  AE
    INSURANCE               FINANCIAL             PORTFOLIO               |               LIMITED                 HOUSING
     COMPANY                SERVICES,              SERVICES,              |                                        CORP.
   OF ILLINOIS                INC.                   INC.                 |
                                                                          |
                                                                          |
(1) (Illinois) (a)    (1) (Connecticut) (a)    (1) (Delaware) (a)         |          (1) (Connecticut) (a)   (1) (Connecticut) (a)
       |                                                                  |
       |                                                                  |
       |-----------------------|                       |------------------|------------------------------------------|
       |                       |                       |                  |                                          |
      100%                    99%*                    100%                |                                         100%
       |                       |                       |                  |                                          |
      AETNA                 GATEWAY                STRUCTURED             |                                     AETNA LIFE &
     GATEWAY                  ONE                   BENEFITS,             |                                       CASUALTY
       OF                    L.L.C.                   INC.                |                                     INTERNATIONAL
     ILLINOIS       -1%-                                                  |                                      FINANCE N.V.
      INC.                                                                |                                   (1) (Netherlands
(1) (Delaware) (a)      (6) (Delaware) (b)    (1) (Connecticut) (a)       |                                     Antilles) (a)
                                                       |                  |--------------------|                     |
                                                       |                  |                    |                     |
                                                      100%                |                  95%**                  100%
                                                       |                  |                    |                     |
                                                   STRUCTURED             |                  AETNA                 AETNA
                                                    BENEFITS              |                 CAPITAL            (NETHERLANDS)
                                                   OF FLORIDA,            |                 L.L.C.               HOLDINGS
                                                      INC.                |                                         B.V.
                                                                         SEE
                                                (1) (Florida) (b)        PAGE          (6) (Delaware) (a)    (1)(Netherlands) (b)
                                                                          3
(1)  Corporation               (a)  Fully Consolidated
(2)  Partnership               (b)  One Line Consolidation     Percentages are rounded to the nearest whole percent and are based on
(3)  Joint Venture             (c)  Not Consolidated           ownership of voting rights.
(4)  Lloyds Association
(5)  Trust                                                   * Aetna Gateway of Illinois Inc. owns 1% of this Limited Liability
(6)  Limited Liability Company                                 Company.
                                                            ** Aetna Capital Holdings, Inc. (see Supplement 6a) owns 5% of this
                                                               Limited Liability Company.


As of June 30, 1995                                                                                                          Page 3
                                                                  AETNA
                                                                 LIFE AND
                                                                 CASUALTY
                                                                 COMPANY

                                                            (1) (Connecticut)
       |-----------------------|---------------------|---------------|-----------|------------------|--------------------|
       |                       |                     |               |           |                  |                    |
      100%                    100%                  100% *           |          100%               100%                 100%
       |                       |                     |               |           |                  |                    |
    SPAN DATA                 5TH                   AETNA            |         AE FOUR            AE TEN,            AE FIFTEEN,
    PROCESSING             GENERATION,            FOUNDATION,        |       INCORPORATED      INCORPORATED         INCORPORATED
     CENTER,                  INC.                   INC.            |
      INC.                                                           |
                                                                     |
(1)(Connecticut)(a)  (1) (Massachusetts) (a)  (1)(Connecticut)(c)    |   (1)(Connecticut)(a) (1)(Connecticut)(a) (1)(Connecticut)(a)
                                                                     |
                                                                     |
                              |--------------------------------------|-----------------------------|
                              |                                      |                             |
                            99%  ***                                 |                            100%
                                                                     |                             |
                          ARCELIA                                   SEE                          AETNA
                           LIMITED                                   PAGE                         REALTY
                                                                    4                        INVESTMENTS I,
                                                                                                 INC.

                       (1)(Hong Kong)(a)                                                   (1)(Connecticut)(a)
                                                                                                   |
                                                                                                   |
                                                                                                  84%**

                                                                                                  AETNA
                                                                                               PROPERTIES I
                                                                                                 LIMITED
                                                                                               PARTNERSHIP

                                                                                            (2)(Connecticut)(c)
(1)  Corporation           (a)  Fully Consolidated       *  Nonstock Corporation
(2)  Partnership           (b)  One Line Consolidation  **  Aetna Realty Investments I, Inc. is a 1% general
(3)  Joint Venture         (c)  Not Consolidated            partner and a 83% limited partner.
(4)  Lloyds Association                                 *** Aetna International Inc. owns 1% of      Percentages are rounded to the
(5)  Trust                                                  this company.                            nearest whole percent and are
(6)  Limited Liability Company                                                                       based on ownership whole
                                                                                                     percent of voting rights.


As of June 30, 1995


                                                                                             AETNA                          Page 4
                                                                                           LIFE AND
                                                                                           CASUALTY
                                                                                           COMPANY

                                                                                       (1) (Connecticut)
                                                                                               |
                                                           -----------------------------------------------------------------
                                                           |                                   |                           |
                                                          100%                                 20%                        100%
                                                           |                                   |                           |
                                                         AETNA                             CONSULTORES                   AETNA
                                                      INVESTMENT                               DE                    RE-INSURANCE
                                                      MANAGEMENT                            PENSIONES                   COMPANY
                                                   (F.E.) HOLDINGS                           S.R.L.                   (U.K.) LTD.
                                                       LIMITED
                                                                                                                      (1) (United
                                                 (1) (Hong Kong) (a)                    (1) (SPAIN) (b)               Kingdom) (a)
                                                          |
                                                          |
             ---------------------------------------------------------------------------------------
             |                      |                     |                     |                   |
            100%                   100%                  100%                  100%                14%
             |                      |                     |                     |                   |
            PLJ                   AETNA                 AETNA                 AETNA             KWANG HUA
          HOLDINGS              INVESTMENT              FUND               INVESTMENT           SECURITIES
          LIMITED               MANAGEMENT             MANAGERS            MANAGEMENT           INVESTMENT
                              (F.E.)LIMITED         (F.E.) LIMITED       (F.E.) NOMINEES         & TRUST Co.
                                                                             LIMITED                LTD.
     (1) (Hong Kong) (a)   (1) (Hong Kong) (a)   (1) (Hong Kong) (a)   (1) (Hong Kong) (a)   (1) (Taiwan) (b)




(1) Corporation                      (a) Fully Consolidated
(2) Partnership                      (b) One Line Consolidation
(3) Joint Venture                    (c) Not Consolidated
(4) Lloyds Association                                                Percentages are rounded to the nearest whole percent
(5) Trust                                                             and are based on ownership of voting rights.
(6) Limited Liability Company


As of January 1, 1996


                                                                THE AETNA                                        Supplement #1
                                                                CASUALTY
                                                               AND SURETY
                                                                 COMPANY

                                                         (1) (Connecticut) (a)
                                                                     |
          -------------------------------------------------------------------------------------------------------------------
          |                   |                   |                  |               |                    |                 |
         100%                100%                100%                |              100%                 100%              100%
          |                   |                   |                  |               |                    |                 |
         AETNA               AETNA               AETNA               |          AETNA EXCESS         FARMINGTON           AETNA
       CASUALTY            CASUALTY            CASUALTY              |          AND SURPLUS           CASUALTY          LLOYDS OF
       & SURETY            & SURETY           COMPANY OF             |             LINES               COMPANY            TEXAS
      COMPANY OF          COMPANY OF          CONNECTICUT            |            COMPANY                               INSURANCE
       ILLINOIS            AMERICA                                   |                                                   COMPANY
   (1)(Illinois)(a)  (1)(Connecticut)(a)  (1)(Connecticut)(a)        |      (1)(Connecticut)(a)  (1)(Connecticut)(a)  (4)(Texas)(a)
                                                                     |
                                                                     |
            -----------------------------------------------------------------------------------------------------------------
            |                 |                   |                  |              |                    |                  |
           100%              100%                100%                |             77% *                100%               50%**
            |                 |                   |                  |              |                    |                  |
         URBAN             FARMINGTON            AETNA               |           PONDEROSA              AXIA              AETNA
      DIVERSIFIED           HOLDINGS,           PROPERTY             |             HOMES              SERVICES,        INFORMATION
      PROPERTIES,             INC.              SERVICES,            |                                  INC.             SERVICES
          INC.                                    INC.               |                                                     INC.
                                                                     |
 (1)(Connecticut)(b) (1)(Connecticut)(a) (1) (Delaware) (a)          |  (2)(California)(b)      (1)(New York)(a) (1)(Connecticut)(a)
            |                                                        |              |
            |                                                        ---------------
            |                                                        |              |
          See                                                        |             100%
       Supplement                                                    |              |
          #1c                                                       See            ABP
                                                                 Supplement     COMMUNITY
                                                                    #1a           URBAN
                                                                               REDEVELOPMENT
                                                                               CORPORATION
                                                                              (1) (Ohio) (a)





*  AE Development Group, Inc. is a 23% general partner.                Percentages are rounded to the nearest whole percent
** The Standard Fire Insurance Company owns 50% of this company.      and are based on ownership of voting rights.




As of June 30, 1995                                                     THE AETNA                                     Supplement #1a
                                                                        CASUALTY
                                                                       AND SURETY
                                                                         COMPANY

                                                                   (1)(Connecticut)(a)
                                                                           |
         ------------------------------------------------------------------|
         |                   |                   |                 |
       100%                100%                100%              39%**
         |                   |                   |                 |
     AFF, INC.              AE                 AETNA           EXECUTIVE
                        DEVELOPMENT         OPPORTUNITY          RISK
                          GROUP,            CORPORATION          INC.
                           INC.

(1)(Connecticut)(a) (1)(Connecticut)(b) (1)(Connecticut)(a)(1)Delaware)(b)
                                                               |
                         --------------------------------------|
                         |                                  |
                        70%                               100%
                         |                                  |
                     EXECUTIVE                          EXECUTIVE
                       RISK                              RE INC.
                    MANAGEMENT      |------30% *------|
                    ASSOCIATES
                (2)(Connecticut)(b)                 (1)(Delaware)(b)
                                                           |
                         ----------------------------------|
                         |                |                |
                        50%             100%              100%
                         |                |                |
                        UAP            TALCOTT       EXECUTIVE RISK
                     EXECUTIVE         SERVICE       INDEMNITY  INC.
                     PARTNERS        CORPORATION


                  (3)(France)(b)  (1)(Delaware)(a)  (1)(Delaware)(a)
                                                            |
                                                            |
                                                          100%
                                                            |               *  Executive Re Inc. is a 30% general partner.
                                                     EXECUTIVE RISK
                                                        SPECIALTY           ** The Aetna Casualty and Surety Company controls 32%
                                                        INSURANCE              of Class A Shares and 100% of Class B Shares
                                                         COMPANY
                                                                               Percentages are rounded to the nearest whole percent
                                                  (1)(Connecticut)(a)          and are based on ownership of voting rights.


    THE AETNA
     CASUALTY
    AND SURETY
     COMPANY

(1)(Connecticut)(a)
       |
        ---------------------------------------------------------------------------------
       |       |                                 |                              |
       |      100%                              100%                          100%
       |       |                                 |                              |
       |       AE                              AETNA                         AETNA
       |   INVESTMENTS,                       CASUALTY                      NATIONAL
       |      INC.                            & SURETY                      ACCOUNTS
       |                                      COMPANY                         U.K.
       |                                      OF CANADA                      LIMITED
       |   (1)(Delaware)(a)                   (1)(Canada)(a)             (1)(United Kingdom)(a)
       | ---------------------------------------------------------------------------------
       |                                          |                           |
       |      45%                               100%                        100%
       |
       |      AEGEN                                AECC,                      FARMINGTON
       |   INTERNATIONAL                           INC.                      MANAGEMENT,
       |       INC.                                                               INC.
       |
       |  1)(Connecticut)(b)              (1)(Connecticut)(a)         (1) (Connecticut)(a)
       |
       |
        ----------|
                 See
              Supplement
                 #1b


As of June 30, 1995                                                            Supplement #1b


                                                 THE AETNA
                                                  CASUALTY
                                                 AND SURETY
                                                  COMPANY

                                           (1) (Connecticut) (a)
                                                    |
           ----------------------------------------------------------------------------------
           |                    |                   |                     |                  |
          15%                  15%                 100%                  15%                15%
           |                    |                   |                     |                  |
       PARKLAKE             NORTHLAKE           AETNA/AREA             CENTRAL              211
      ASSOCIATES             CENTRE             CORPORATION             TRUST               EAST
                           ASSOCIATES                                  CENTRE             ONTARIO
                                                                     ASSOCIATES          ASSOCIATES

   (2) (Georgia) (b)   (2) (Georgia) (b)   (1) (Connecticut) (a)   (2) (Ohio) (b)   (2) (Illinois) (b)



                                                                   Percentages are rounded to the nearest whole percent
                                                                   and are based on ownership of voting rights.



As of June 30, 1995                                                   URBAN                              Supplement #1c
                                                                   DIVERSIFIED
                                                                   PROPERTIES,
                                                                       INC.
                                                               (1) (Connecticut) (b)
          |------------------------|------------------------|-----------------------------|------------------------|
          |                        |                        |            |                |                        |
         50%                      50%                      50%           |               50%                      50%
          |                        |                        |            |                |                        |
      CARLSBAD                 CARLSBAD                 CARLSBAD         |            CARLSBAD                 CARLSBAD
      RESEARCH                 RESEARCH                 RESEARCH         |            RESEARCH                 RESEARCH
       CENTER                   CENTER                   CENTER          |             CENTER                   CENTER
                              NUMBER ONE               NUMBER TWO        |          NUMBER THREE              NUMBER FOUR
                                                                         |
(2) (California) (b)     (2) (California) (b)     (2) (California) (b)   |      (2) (California) (b)     (2) (California) (b)
                                                                         |
                                                                         |
                                                                         |
                                                                         |
                                   |---------------------|---------------|----------------|------------------------|
                                   |                     |                                |                        |
                                  40%                   56%                              50%                      50%
                                   |                     |                                |                        |
                               MONTBELLO             MONTBELLO                         CARLSBAD                CARLSBAD
                              COMMERCIAL            COMMERCIAL                         RESEARCH                RESEARCH
                               VENTURE I            VENTURE II                          CENTER                  CENTER
                                                                                      NUMBER SIX             NUMBER SEVEN

                          (2) (Colorado) (b)    (2) (Colorado) (b)               (2) (California) (b)   (2) (California) (b)








                                                                             Percentages are rounded to the nearest whole percent
                                                                             and are based on ownership of voting rights.



As of June 30, 1995                                                                                                   Supplement #2

                                                                                                                  AETNA
                                                                                                                  LIFE
                                                                                                                INSURANCE
                                                                                                                 COMPANY

                                                                                                            (1)(Connecticut)(a)
                                                                                                                     |
                                           --------------------------------------------------------------------------|
                                           |                         |                          |                    |
                                          100%                      100%                       100%                  |
                                           |                         |                          |                    |
                                         AETNA                     ALIC                      AETNA                   |
                                     REAL ESTATE                  ENERGY,                    CASUALTY                |
                                     PROPERTIES,                    CO.                      COMPANY                 |
                                        INC.                                                                         |
                                (1)(Connecticut)(a)            (1)(Texas)(a)           (1)(Connecticut)(a)           |
                                                                                                                     |
                                                                                                                     |
                    -------------------------------------------------------------------------------------------------|
                    |                          |                           |                             |           |
                  100%                       100%                         70%                         13% ***        |
                    |                          |                           |                             |           |
                  AETNA                      HUMAN                     BAYSHORE                        AETNA         |
                  LIFE                      AFFAIRS                     HEIGHTS                     INSTITUTIONAL    |
               ASSIGNMENT               INTERNATIONAL,                ASSOCIATES                     INVESTORS I     |
                 COMPANY                 INCORPORATED                                                  LIMITED       |
                                                                                                     PARTNERSHIP     |
           (1)(Connecticut)(a)           (1)(Utah)(a)               (2)(Florida)(b)             (2)(Connecticut)(b)  |
                                                                                                                     |
                    -------------------------------------------------------------------------------------------------|
                    |                          |                           |                             |           |
                  100%                       100%                         62%                          75% *         |
                    |                          |                           |                             |           |
                  HUMAN                      HUMAN                       AETNA                          F-L          |
                 AFFAIRS                    AFFAIRS                    HAMILTON                     PROPERTIES       |
               OF ALASKA,                INTERNATIONAL                PARTNERSHIP                                    |
                  INC.                   OF CALIFORNIA                                                               |
                                                                                                                     |
            (1) (Alaska) (a)         (1) (California) (a)         (2) (Illinois) (b)            (2)(Connecticut(b)   |
                                                                                                                     |
                                                                                                                    See
                                                                                                                Supplement
                                                                                                                    #2a


  *  The Aetna Casualty and Surety Company is a 25% general partner.
 **  89% general partner and 1% limited partner.                             Percentages are rounded to the nearest whole percent
***  Aetna Real Estate Properties, Inc. is a 1% general partner.             and are based on ownership of voting rights.



As of June 30, 1995                                  Supplement #2

       AETNA
       LIFE
     INSURANCE
      COMPANY

(1)(Connecticut)(a)
         |
         |--------------------------------------------------------------
         |                              |                              |
         |                            100%                           100%
         |                              |                              |
         |                           AETNA                            AE
         |                           LIFE &                        FOURTEEN,
         |                          CASUALTY                         INC.
         |                          (BERMUDA)
         |                            LTD.
         |                        (1)(Bermuda)(a)             (1)(Connecticut)(a)
         |
         |
         |-------------------------------------------------------------------
         |           |                        |                              |
         |          70%                      80%                            50%
         |           |                        |                              |
         |         SHADOW                SHADOW RIDGE                 CAPITOL DISTRICT
         |          OAKS                  AT OAK PARK                   ENERGY CENTER
         |                                CONDOMINIUM                   COGENERATION
         |                                 ASSOCIATES                    ASSOCIATES
         |
         |    (2)(California)(b)       (2)(California)(b)             (2)(Connecticut)(b)
         |
         |-------------------------------------------------------------------
                     |                        |                              |
                    100%                     100%                          90%**
                     |                        |                              |
                   AELTUS                     AHP                           455
                 INVESTMENT                HOLDINGS,                  .    MARKET
                 MANAGEMENT,                 INC.                          STREET
                    INC.

             (1)(Connecticut)(a)      (1)(Connecticut)(a)             (2)(California)(b)
                      |                        |
                      |                        |
                      |                        |
                     See                      See
                  Supplement               Supplement
                     #2e                      #2f


  *  The Aetna Casualty and Surety Company is a 25% general partner.
 **  89% general partner and 1% limited partner.                               Percentages are rounded to the nearest whole percent
***  Aetna Real Estate Properties, Inc. is a 1% general partner.              and are based on ownership of voting rights.



As of June 30, 1995                                                                  AETNA                            Supplement #2a
                                                                                     LIFE
                                                                                   INSURANCE
                                                                                    COMPANY

                                                                              (1)(Connecticut)(a)
                                                                                       |
                                                                                       |
          -----------------------------------------------------------------------------------------------------------------
          |                    |                     |                     |           |            |                     |
        50% *                50% *                49% **                49% **         |         49% **                  50%*
          |                    |                     |                     |           |            |                     |
       FRIDAY                KOLL                  KOLL                  KOLL          |          KOLL                  KOLL
     ASSOCIATES             CENTER                CENTER                CENTER         |         CENTER                CENTER
                           NEWPORT A              NEWPORT               NEWPORT        |         NEWPORT               NEWPORT
                                                 NUMBER 1              NUMBER 2        |        NUMBER 7              NUMBER 8
                                                                                       |
 (2)(California)(b)   (2)(California)(b)    (2)(California)(b)    (2)(California)(b)   |   (2)(California)(b)    (2)(California)(b)
                                                                                       |


          -----------------------------------------------------------------------------|-----------------------------------
          |                    |                     |                     |           |            |                     |
        50% *                50% *                 50% *                  60%          |         60% ***               99%****
          |                    |                     |                     |           |            |                     |
        KOLL                 KOLL                  KOLL                  KOLL          |          KOLL                WATERLOO
       CENTER               CENTER                CENTER                CENTER         |         CENTER              ASSOCIATES
       NEWPORT              NEWPORT               NEWPORT               NEWPORT        |         NEWPORT               LIMITED
      NUMBER 9             NUMBER 10             NUMBER 11             NUMBER 14       |        NUMBER 15            PARTNERSHIP
                                                                                       |                             (2) (North
 (2)(California)(b)   (2)(California)(b)    (2)(California)(b)    (2)(California)(b)   |   (2)(California)(b)       Carolina)(b)
                                                                                       |
          -----------------------------------------------------------------------------|-----------------------------------
          |                    |                     |                     |           |            |                     |
         99%                  60%                   50%                   60%          |           68%                   99%
          |                    |                     |                     |           |            |                     |
       HAYWARD              GABLES                GABLES             COUNTRY CLUB      |        BIRTCHER               HARBOR
     INDUSTRIAL               AT                    AT                HEIGHTS AT       |          AETNA-              BUSINESS
        PARK              FARMINGTON             BRIGHTON               WOBURN         |         LAGUNA                 PARK
     ASSOCIATES           ASSOCIATES            ASSOCIATES            ASSOCIATES       |          HILLS
                                                                                       |
 (2)(Connecticut)(b)  (2)(Connecticut)(b)    (2)(New York)(b)    (2)(Massachusetts)(b) |   (2)(California)(b)    (2)(California)(b)
                                                                                       |
                                                                                       |
                                                                                      See
                                                                                  Supplement
                                                                                      #2b





   * Aetna Life Insurance Company is a 49% general partner and a 1% limited partner.
  ** Aetna Life Insurance Company is a 49% limited partner and A.E. Properties is a 1%
     general partner.
 *** Aetna Life Insurance Company is a 59% general partner and a 1% limited partner.    Percentages are rounded to the nearest whole
**** Aetna Life Insurance Company is a 99% general partner and Trumbull                 percent and are based on ownership of voting
     Three, Inc. is a 1% limited partner.                                               rights.



As of June 30, 1995                                                         AETNA                                 Supplement #2b
                                                                            LIFE
                                                                          INSURANCE
                                                                           COMPANY

                                                                      (1)(Connecticut)(a)
                                                                               |
          --------------------------------------------------------------------------------------------------------------------
          |                  |                   |                  |          |         |                |                  |
         99%*               100%                99%*               99%*        |        80%              80%                75%
          |                  |                   |                  |          |         |                |                  |
      ENSENADA            TREVOSE               OAKS               OAKS        |      KBC-RED            KBC-              C.R.I.
       DE LAS           HOSPITALITY,             AT                 AT         |        HILL           EASTSIDE            HOTEL
      COLINAS I             INC.               VALLEY             VALLEY       |      LIMITED          LIMITED          ASSOCIATES,
     ASSOCIATES                                RANCH I           RANCH II      |    PARTNERSHIP      PARTNERSHIP           L.P.
                                                                               |
   (2)(Texas)(b)    (1)(Connecticut)(b)     (2)(Texas)(b)      (2)(Texas)(b)   | (2)(California)(b) (2)(Arizona)(b)    (2)(Iowa)(b)
                                                                               |
                                                                               |
          -------------------------------------------------------------------------------------------------------------------
          |                  |                   |                  |          |        |                 |                 |
        100%                100%               100%                100%        |     84%****             99%***            60%
          |                  |                   |                  |          |        |                 |                 |
      TRUMBULL            TRUMBULL           TRUMBULL            TRUMBULL      |    CENTURY           SOUTHFIELD        LINCOLN
        ONE,                TWO,              THREE,               FOUR,       |      CITY             PARTNERS          RANCHO
        INC.                INC.               INC.                INC.        |      NORTH                            CUCAMONGA
                                                                               |      L.L.C.                           ASSOCIATES
                                                                               |
(1)(Connecticut)(a) (1)(Connecticut)(a) (1)(Connecticut)(a) (1)(Connecticut)(a)|(6)(Delaware)(b) (2)(Maryland)(b) (2)(California)(b)
                                                                               |
                                                                               |-------------------------
                                                                               |                        |
                                                                               |                      99%**
                                                                               |                        |
                                                                              See                    VILLAGE
                                                                           Supplement               GREEN OF
                                                                              #2c                    MADISON
                                                                                                     HEIGHTS

                                                                                                (2)(Michigan)(b)



   * Aetna Life Insurance Company is a 99% general partner and Trumbull One, Inc. is a 1% limited partner.
  ** Aetna Life Insurance Company is a 99% general partner and Trumbull Three, Inc. is a 1% limited partner.
 *** Aetna Life Insurance Company is a 99% general partner and Trumbull Four, Inc. is a 1% limited partner.
**** Aetna Life Insurance Company of Illinois owns 16% of this limited liability company.

                                                                             Percentages are rounded to the nearest whole percent
                                                                             and are based on ownership of voting rights.


As of June 30, 1995                                                                                    Supplement #2c


                                                             AETNA
                                                             LIFE
                                                           INSURANCE
                                                            COMPANY

                                                      (1)(Connecticut)(a)
                                                               |
         ------------------------------------------------------|---------------------------------------------------------
         |                  |                 |                |              |                  |                      |
        65%                50%               60%               |             75%               99%*                    50%
         |                  |                 |                |              |                  |                      |
      CENTRUM           TRI-CITY          SOUTHWEST            |             B&H             CHAMPIONS             CHRIS-TOWN
    ASSOCIATES            MALL            FINANCIAL            |         VENTURES IV         RICHLAND                VILLAGE
                       ASSOCIATES          CENTER              |           LIMITED          NORTHCOURTE            ASSOCIATES
                                         ASSOCIATES            |         PARTNERSHIP        PARTNERSHIP
                                                               |
(2)(California)(b)   (2)(Arizona)(b)   (2)(Arizona)(b)         |     (2)(Connecticut)(b)   (2)(Texas)(a)         (2)(Arizona)(b)
                                                               |
                                              -----------------|----------------------------------------------------------
                                              |                |              |                  |                       |
                                             60%               |             50%                99%                      50%
                                              |                |
                                          WOODSIDE             |          SPECTRUM             FORGE              CAMBRIDGESIDE
                                           TERRACE             |           FASHION             PARK                 GALLERIA
                                          PARTNERS             |           CENTER           ASSOCIATES
                                                               |
                                                               |
                                     (2)(California)(b)        |       (2)(Arizona)(b) (2)(Massachusetts)(b)  (2)(Massachusetts)(b)
                                                               |
                                                               |
                                                              See
                                                          Supplement
                                                              #2d



* Aetna Life Insurance Company is a 99% general partner and
  Trumbull One, Inc., is a 1% limited partner.
                                                                    Percentages are rounded to the nearest whole percent and are based on ownership of voting rights.



As of June 30, 1995                                                                                         Supplement #2d


                                                                    AETNA
                                                                    LIFE
                                                                  INSURANCE
                                                                   COMPANY

                                                             (1)(Connecticut)(a)
                                                                      |
        --------------------------------------------------------------|---------------------------------------------------
        |                 |                |               |          |             |                 |                  |
     99%***              30%              99%           99%***        |          99%***             85% *              25%
        |                 |                |               |          |             |                 |                 |
      GOLF              ADBI           MARRIOTT           TCR         |          FAIRWAY            1501              THACE
     COURSE          PARTNERSHIP         INNER         VENTANJA       |         PARTNERS         FOURTH AVE.       ASSOCIATES
      VIEW                              HARBOR          LIMITED       |                            LIMITED
   PARTNERSHIP                           HOTEL        PARTNERSHIP     |                          PARTNERSHIP
                                                                      |
(2)(Maryland)(b)   (2)(Florida)(b) (2)(Maryland)(a)  (2)(Texas)(b)    |     (2)(Maryland)(b) (2)(Washington)(b) (2)(Michigan)(b)
                                                                      |
        --------------------------------------------------------------|--------------------------------------------------
        |                 |                |              |           |             |                 |                 |
     99% ***           99% **             80%           99% **        |          99%****            100%             99%****
        |                 |                |              |           |             |                 |                 |
     LINCOLN         EASTMEADOW         ARB-DTC       EASTMEADOW      |          AZALEA           SOUTHEAST           MENLO
   LOS PADRES       DISTRIBUTION         LTD.        DISTRIBUTION     |           MALL,            SECOND             ONE,
                       CENTER         PARTNERSHIP    CENTER PHASE     |          L.L.C.            AVENUE,           L.L.C.
                       LIMITED                       II   LIMITED     |                             INC.
                     PARTNERSHIP                      PARTNERSHIP     |
(2)(California)(b) (2)(Georgia)(b) (2)(Colorado)(b) (2)(Georgia)(b)   |     (6)(Delaware)(b)  (1)(Delaware)(a)  (6)(Delaware)(b)




  *  Aetna Life Insurance Company is a 84% general partner and a 1% limited partner.
 **  Aetna Life Insurance Company is a 98% general partner and a 1% limited partner.
***  Aetna Life Insurance Company is a 99% general partner and Trumbull Two, Inc.,
     is a 1% limited partner.                                                         Percentages are rounded to the nearest whole
**** Southeast Second Avenue, Inc. owns 1% of these limited liability companies.      on percent and are based ownership of voting
                                                                                      rights.



As of June 30, 1995                                                                                      Supplement #2e
                                                          AELTUS
                                                        INVESTMENT
                                                        MANAGEMENT
                                                            INC.
                                                     (1)(Connecticut)(a)
                                                             |
                           --------------------------------------------------------------------------------------
                           |                   |                              |                                 |
                          100%                100%                           35%                               100%
                           |                   |                              |                                 |
                         AETNA              AELTUS                          SMITH                              AETNA
                      INVESTMENT            CAPITAL,                        WHILEY                             REALTY
                      MANAGEMENT              INC.                            &                               INVESTORS,
                       (BERMUDA)                                           COMPANY                               INC.
                    HOLDINGS LIMITED

                   (1) (Bermuda) (a)  (1) (Connecticut) (a)           (1) (Delaware) (b)                  (1)(Delaware)(a)
                           |
       --------------------------------------------------------------------------------------------------------------
       |                   |                   |                             |                   |                  |
      100%                100%                100%                          100%                100%                35%
       |                   |                   |                             |                   |                  |
     AETNA               AETNA               AELTUS                         AETNA               AETNA              CHINA
   INVESTMENT           INVESTMENT          INVESTMENT                    INVESTMENT           FINANCIAL          DYNAMIC
   MANAGEMENT           MANAGEMENT          MANAGEMENT                    MANAGEMENT           SERVICES          INVESTMENT
(B.V.I.) NOMINEES      (HONG KONG)         INTERNATIONAL                   (S'PORE)             LIMITED          MANAGEMENT
    LIMITED               LIMITED          (FE) LIMITED                    PTE LTD.                              (HONG KONG)
                                                                                                                   LIMITED
 (1) (British
Virgin Islands)(a)    (1)(Bermuda)(a)    (1)(Hong Kong)(a)             (1)(Singapore)(a)    (1)(Australia)(a)  (1)(Hong Kong)(b)

                                                                                                   |
                                                                                                  100%
                                                                                                   |
                                                                                                AETNA FUNDS
                                                                                               MANAGEMENT
                                                                                               (AUSTRALIA)
                                                                                                 LIMITED
                                                                                            (1)(Australia)(a)


                                                                       Percentages are rounded to the nearest whole percent
                                                                       and are based on ownership of voting rights.


As of June 30, 1995                                                                                                   Supplement #2f
                                                                 AHP
                                                              HOLDINGS,
                                                                INC.


                                                         (1)(Connecticut)(a)
         ---------------------------------------------------------|------------------------------------------------------
         |                    |                    |              |             |                  |                    |
       100%                 100%                 100%             |           100%               100%                 100%
         |                    |                    |              |             |                  |                    |
       AETNA                AETNA                AETNA            |         INFORMED             AETNA                AETNA
      HEALTH               DENTAL               HEALTH            |          HEALTH,            HEALTH               HEALTH
     PLANS OF              CARE OF             PLANS OF           |           INC.             PLANS OF             PLANS OF
    OHIO, INC.           CALIFORNIA,           FLORIDA,           |                         TENNESSEE, INC.         GEORGIA,
                             INC.                 INC.            |                                                    INC.
   (1)(Ohio)(a)      (1)(California)(a)     (1)(Florida)(a)       |     (1)(Delaware)(a)   (1)(Tennessee)(a)     (1)(Georgia)(a)
                                                                  |
         ---------------------------------------------------------|------------------------------------------------------
         |                    |                    |              |             |                  |                    |
       100%                  81%                 100%             |           100%              100%                 100%
         |                    |                    |              |             |                  |                    |
       AETNA              PARTNERS               AETNA            |        HEALTHWAYS            AETNA                AETNA
      HEALTH             HEALTH PLAN            DENTAL            |         SYSTEMS,         HEALTH PLANS         HEALTH PLANS
    MANAGEMENT,              OF                 CARE OF           |           INC.              OF THE               OF THE
       INC.             PENNSLYVANIA,         NEW JERSEY,         |                          MID-ATLANTIC,         CAROLINAS,
                             INC.                INC.             |                              INC.                 INC.
 (1)(Delaware)(a)   (1)(Pennsylvania)(a)   (1)(Delaware)(a)       |     (1)(Delaware)(a)   (1)(Virginia)(a)  (1)(North Carolina)(a)
         |                    |                                   |             |
         |                    |---------------------              |             |
         |                    |                    |              |             |
        See                   |                    |              |             |
    Supplement              100%                 100%             |            See
        #2h                                                       |        Supplement
                            AETNA             PHYSICIANS          |            #2i
                        HEALTH PLANS            HEALTH            |
                         OF WESTERN              PLAN             |
                        PENNSYLVANIA,       PREFERRED, INC.       |
                            INC.                                  |
                    (1)(Pennsylvania)(a) (1)(Pennsylvania)(a)     |
                                                                  |
                                                                 See
                                                             Supplement
                                                                 #2g


                                                                          Percentages are rounded to the nearest whole percent and
                                                                          are based on ownership of voting rights.


As of June 30, 1995                                                                                                  Supplement #2g

                                                                 AHP
                                                              HOLDINGS,
                                                                INC.

                                                        (1) (Connecticut) (a)
                                                                   |
    -------------------------------------------------------------------------------------------------------------
    |                     |                      |                 |                |                           |
   55%                   100%                   100%               |               100%                        100%
    |                     |                      |                 |                |                           |
   PHPSNE                AETNA                  AETNA              |              AETNA                       AETNA
 PARENT                 HEALTH                DENTAL CARE          |             HEALTH                   DENTAL CARE
 CORPORATION           PLANS OF                OF TEXAS,           |             PLANS OF                      OF
                        ARIZONA,                 INC.              |              ILLINOIS,                 KENTUCKY,
                         INC.                                      |              INC.                         INC.
                                                                   |
(1) (Delaware) (a)   (1) (Arizona) (a)      (1) (Texas)            |      (a)(1)(Illinois) (a)             (1)(Kentucky)(a)
    |                                                              |
    |                                                              |
   100%                                                            |
    |                                                              |
   AETNA                                                           |
 HEALTH PLANS             -----------------------------------------------------------------------------------
 OF SOUTHERN             100%                   100%               |               100%                        100%
 NEW ENGLAND,             |                      |                 |                 |                          |
   INC.                  AETNA HEALTH           AETNA              |               AETNA                      AETNA
(1) (Connecticut) (a)   PLANS OF CENTRAL       HEALTH              |              HEALTH                    PROFESSIONAL
                        AND EASTERN            PLANS OF            |             PLANS OF                    MANAGEMENT
                         PENNSYLVANIA, INC.    TEXAS, INC.         |             LOUISIANA,                 CORPORATION
                                                                   |                INC.
                    (1) (Pennsylvania) (a)     (1) (Texas) (a)     |          (1) (Louisiana) (a)      (1) (Connecticut) (a)
                          |                                        |                                             |
                          |                      ------------------------------------                            |
                         100%                   55%                                100%                         100%
                          |                     |                                   |                            |
                        FREEDOM                MED                                AHP                           WMC
                        CHOICE,              SOUTHWEST,                        SAN DIEGO                    TRANSITION
                         INC.                  INC.                             HOLDINGS,                   CORPORATION
                                                |                                INC.
                                                |
                (1) (Pennsylvania) (a)  (1) (Texas) (a)                    (1) (California) (a)          (1) (Illinois) (a)

                                                See
                                                Supplement                         Percentages are rounded to the nearest whole
                                                #2j                                percent and are based on ownership of voting
                                                                                   rights.


As of June 30, 1995                                               Supplement #2h



                                      AETNA
                                     HEALTH
                                   MANAGEMENT,
                                      INC.

                               (1) (Delaware) (a)
                                        |
                                        |
                                      100%
                                        |
                                        |
                                    PARTNERS
                                   ACQUISITION
                                    COMPANY,
                                      INC.

                                (1)(Delaware) (a)
                                        |
                                        |
                   -----------------------------------------
                    |                                       |
                    |                                       |
                  100%                                    100%
                    |                                       |
                    |                                       |
                  AETNA                                   AETNA
               GOVERNMENT                                HEALTH
              HEALTH PLANS,                             PLANS OF
                  INC.                              CALIFORNIA, INC.

          (1) (California) (a)                    (1) (California) (a)




                           Percentages are rounded to the nearest whole percent and are based on ownership of voting rights.

As of June 30, 1995                                               Supplement #2j




                                   HEALTHWAYS
                                    SYSTEMS.
                                      INC.

                               (1) (Delaware) (a)
                                        |
                                        |
                    ----------------------------------------
                    |                                       |
                    |                                       |
                  100%                                    100%
                    |                                       |
                  AETNA                                   AETNA
                 HEALTH                                  HEALTH
                PLANS OF                                PLANS OF
                NEW YORK                               NEW JERSEY,
                  INC.                                    INC.
            (1)(New York)(a)                       (1)(New Jersey)(a)





                            Percentages are rounded to the nearest whole percent and are based on ownership of voting rights.

As of June 30, 1995                                               Supplement #2j




                                       MED
                                   SOUTHWEST,
                                      INC.

                                 (1) (Texas) (a)
                                        |
                                        |
                    ----------------------------------------
                    |                                       |
                    |                                       |
                  100%                                    100%
                    |                                       |
                SOUTHWEST                                 AETNA
               PHYSICIANS                             HEALTH PLANS
             LIFE INSURANCE                                OF
                 COMPANY                              NORTH TEXAS,
                                                          INC.

             (1) (Texas) (a)                         (1) (Texas) (a)





                            Percentages are rounded to the nearest whole percent
                                    and are based on ownership of voting rights.


     As of June 30, 1995                                         THE                                   Supplement #3
                                                              STANDARD
                                                                FIRE
                                                              INSURANCE
                                                               COMPANY
                                                         (1)(Connecticut)(a)
                                                                  |
               ---------------------------------------------------|-------------------------------------------------
               |                             |                    |                  |                             |
             100%                          100%                   |                100%                          100%
               |                             |                    |                  |                             |
        THE AUTOMOBILE                     AETNA                  |                AETNA                         AETNA
           INSURANCE                     PERSONAL                 |              INSURANCE                     INSURANCE
           COMPANY                       SECURITY                 |               COMPANY                       COMPANY
         OF HARTFORD,                    INSURANCE                |             OF ILLINOIS
          CONNECTICUT                     COMPANY                 |
    (1) (Connecticut ) (a)          (1)(Connecticut)(a)           |         (1) (Illinois) (a)            (1)(Connecticut)(a)
                                                                  |
               ---------------------------------------------------|-------------------------------------------------
               |                               |                                     |                             |
             100%                            100%                                   44%                            25%*
               |                             |                                       |                             |
              AE                             COMMUNITY                             AETNA                         THE
          PROPERTIES,                        REHABILITATION                        ASIA                          AETNA
             INC.                            INVESTMENT                            TRUST                     INTERNATIONAL
                                             CORPORATION                                                       UMBRELLA
                                                                                                                 FUND
     (1) (California) (a)                    (1) (Connecticut ) (a)         (5) (Hong Kong) (b)          (1) (Luxembourg) (b)
               |
               |
              See
          Supplement
              #3a





* Percentage controlled by Aetna Life and Casualty Company includes ownership by the following:
  Aetna Life and Casualty Company 1%,The Aetna Casualty and Surety Company's Global Account
  6%, Aetna Investment Management (B.V.I.) Nominees Ltd. 7%, Aetna Life Insurance Company of    Percentages are rounded to the
  Canada 1%, Aetna Re-Insurance Company (U.K.) Ltd 2%, Aetna Fund Managers (F.E.) Limited       nearest whole percent and are based
  1%  and ALICA Taiwan 1%.                                                                      on ownership of voting rights.


As of June 30, 1995                                              AE                                                   Supplement #3a
                                                             PROPERTIES,
                                                                INC.


                                                        (1) (California) (a)
                              ------------------------------------|----------------------------------
                              |                   |               |                                 |
                            100%                50% *             |                               50% *
                              |                   |               |                                 |
                          INDUSTRY           CROSSROADS           |                               KOLL
                            LAND               LIMITED            |                             BUSINESS
                         DEVELOPMENT                              |                             CENTERS-
                           COMPANY                                |                             BAY AREA
                                                                  |
                    (1) (California) (a) (2) (California) (b)     |                       (2) (California) (b)
                                                                  |
                              ------------------------------------|------------------------------------------------------
                              |                   |               |              |                                      |
                            50% *                75%              |             78%                                    51%
                              |                   |               |              |                                      |
                            KOLL               BAYHILL            |           BAYHILL                                AE TOWN
                          BUSINESS              FIVE              |            FOUR                                    AND
                          CENTERS-           ASSOCIATES           |         ASSOCIATES                               COUNTRY
                        SAN DIEGO #2                              |                                                  LIMITED
                                                                  |
                    (2) (California) (b) (2) (California) (b)     |    (2) (California) (b)                     (2) (Arizona) (b)
                                                                  |
                                                  ----------------|--------------------------------------------------------
                                                  |                              |                  |                     |
                                                57%**                           30%                50%                   50%
                                                  |                              |                  |                     |
                                              INDUSTRY                         PRATT           BAYHILL VII             BAYHILL
                                              PARTNERS                        STREET           ASSOCIATES            RESTAURANT
                                                                              LIMITED                               II ASSOCIATES

                                      (2) (California) (a)          (2) (Connecticut) (b) (2) (California) (b) (2) (California) (b)

 * AE Properties, Inc. is a 49% general partner and a 1% limited partner.
** AE Properties, Inc. is a 57% general partner and Industry Land Development   Percentages are rounded to the nearest whole percent
   Company is a 43% general partner.                                            and are based on ownership of voting rights.





As of January 1, 1996                                                                                                  Supplement #4

                                                                AETNA
                                                             RETIREMENT
                                                           SERVICES, INC.


                                                        (1) (Connecticut) (a)
                                                                  |
          ----------------------------------------------------------------------------------------------------------
           |                               |                                            |                           |
         100%                            100%                                         100%                        100%
           |                               |                                            |                           |
     SYSTEMATIZED                     AETNA LIFE                                      AETNA                       AETNA
       BENEFITS                        INSURANCE                                   INVESTMENT                   FINANCIAL
    ADMINISTRATORS,                   AND ANNUITY                                   SERVICES,                   SERVICES,
         INC.                           COMPANY                                       INC.                        INC.

 (1) (Connecticut) (a)           (1) (Connecticut) (a)                        (1) (Connecticut) (a)       (1) (Connecticut) (a)

                                           |
                                           |
                                  See Supplement #4a




                            Percentages are rounded to the nearest whole percent and are based on ownership of voting rights.



As of January 1, 1996                                                                       Supplement #4a
                                                   AETNA LIFE
                                                   INSURANCE
                                                  AND ANNUITY
                                                    COMPANY

                                              (1)(Connecticut)(a)
                                                         |
             -----------------------------------------------------------------------------------------
             |                      |                    |                     |                     |
            100%                   100%                  |                    99%                   100%
             |                      |                    |                     |                     |
           AETNA                  AETNA                  |                   AETNA                  AETNA
         INSURANCE               PRIVATE                 |                   INCOME                VARIABLE
          COMPANY                CAPITAL                 |                   SHARES                 ENCORE
         OF AMERICA                INC.                  |                                           FUND
                                                         |
    (1)(Connecticut)(a)     (1)(Connecticut)(a)          |             (5)(Massachusetts)(b)   (5)(Massachusetts)(b)
                                                         |
          --------------------------------------------------------------------------------------------
          |                        |                     |                      |                    |
         100%                     97%*                  100%                   100%                 6%**
          |                        |                     |                      |                    |
        AETNA                    AETNA                 AETNA                  AETNA                 AETNA
       GET FUND                 VARIABLE             GENERATION             INVESTMENT             SERIES
       SERIES B                   FUND               PORTFOLIOS,             ADVISERS               FUND,
                                                         INC.               FUND, INC.               INC.

(5)(Massachusetts)(b)     (5)(Massachusetts)(b)     (1)(Maryland)(b)     (1)(Maryland)(b)     (1)(Maryland)(b)




 * Aetna Life Insurance Company owns 3% of the total
   outstanding stock of Aetna Variable Fund.
** Aetna Life Insurance Company owns 1%.                    Percentages are rounded to the nearest whole percent
                                                            and are based on ownership of voting rights


As of June 30, 1995                                                                                                    Supplement #5
                                                AETNA
                                               CANADA
                                              HOLDINGS
                                               LIMITED

                                          (1) (Canada) (a)
                                                  |
          ----------------------------------------|------------------------------------------------------------
          |                   |                   |                   |                   |                   |
        100%                100%                92%*                70%**               100%                100%
          |                   |                   |                   |                   |                   |
        AETNA            AETNA LIFE            EQUINOX             2733854              AETNA               AETNA
        TRUST             INSURANCE           FINANCIAL            CANADA              CAPITAL           ACCEPTANCE
       COMPANY             COMPANY   --8%--     GROUP    --30%--    LTD.             MANAGEMENT          CORPORATION
                          OF CANADA             INC.                                   LIMITED             LIMITED

   (1) (B.C.) (a)     (1) (Canada) (a)    (1) (Canada) (a)    (1) (Canada) (a)    (1) (Ontario) (a)   (1) (Ontario) (a)
                              |
          --------------------|----------------------------------------
          |                   |                   |                   |
         25%                100%                100%                100%
          |                   |                   |                   |
       ECLIPSE              AETNA              LANDEX           MOUNT-BATTEN
       CLAIMS             BENEFITS           PROPERTIES          PROPERTIES
      SERVICES,          MANAGEMENT             LTD.               LIMITED
        INC.                INC.

  (1) (Ontario) (b)    (1) (Canada(a)      (1) (B.C.) (a)     (1) (Ontario) (a)
                              |                                       |
                              |                                       |
                              |                                       |
                             20%                                     45%
                              |                                       |
                             PVS                                  CHURCHILL
                          PREFERRED                                OFFICE
                           VISION                                   PARK
                          SERVICES                                 LIMITED
                            INC.
                      (1) (Canada) (b)                        (1) (Canada) (b)


 * Aetna Life Insurance Company of Canada owns 8% of this corporation.
** Equinox Financial Group, Inc. owns 30% of this corporation.            Percentages are rounded to the nearest whole percent and
                                                                          are based on ownership of voting rights.




As of June 30, 1995                                                 AETNA                  Supplement #6
                                                                INTERNATIONAL,
                                                                      INC.
                                                                       |
                                                              (1)(Connecticut)(a)
                                                                       |
          ------------------------------------------------------------------------
         |                |                   |                |               |
        100%             100%                50%              100%             |
         |                |                   |                |               |
        AETNA            AETNA            EAST ASIA            AE              |
    INTERNATIONAL    INTERNATIONAL          AETNA           INSURANCE          |
      HOLDINGS           FUND             INSURANCE         (CAYMAN)           |
    (HONG KONG) I     MANAGEMENT           COMPANY            LTD.             |
       LIMITED           INC.          (BERMUDA) LTD.                          |
  (1)(Hong Kong)(a)  (1)(Connecticut)  (a)(1)(Bermuda)  (b)(1)(Cayman)(a)      |
          |                                   |                                |
          |                                   |                -------------------
          |                                   |                |               |
       35% **                               100%              100%             |
          |                                   |                |               |
     BLUE CROSS                           EAST ASIA          AETNA           See
   (ASIA PACIFIC)                          AETNA          INTERNACIONAL   Supplement
     INSURANCE                           SERVICES           DE MEXICO        #6a
       LTD.                               COMPANY          S.A. DE C.V.
                                          LIMITED
(1)(Hong Kong)(b)                     (1)(Hong Kong)(b)     (1)(Mexico)(a)
         |                                                     |
         |                                                     |
        See                                                   See
    Supplement                                            Supplement
       #6b                                                    #6c


     AETNA
 INTERNATIONAL,
     INC.
      |
(1)(Connecticut)(A)
      |
-------------------------------------------------------------
      |                 |                                   |
      80%               100%                               100%
      |                 |                                   |
    ALICA              AETNA                              AETNA
  HOLDINGS             LIFE                           INTERNATIONAL
     INC.             INSURANCE                          HOLDINGS
                       COMPANY OF                     (HONG KONG) II
                       AMERICA                          LIMITED
(1)(Connecticut)(a)   (1)(Connecticut)(a)           (1)(Hong Kong)(a)
     |                  |                                   |
     |                  |                                   |
     |                  |                                   |
    75% *             50%                                   82%
     |                  |                                   |
  AETNA          PT DANAMON-                               DAYA
   S.A.          AETNA LIFE                               AETNA
                  INSURANCE                             (MALAYSIA)
                 COMPANY                                 SDN. BHD.
(1)(Chile)(a)  (1)(Indonesia)(a)                     (1)(Malaysia)(a)
    |                                                       |
    |                                                       |
   See                                                    100%
Supplement
  #6d                                                     AETNA
                                                        UNIVERSAL
                                                        INSURANCE
                                                        SDN. BHD.
                                                    (1)(Malaysia)(a)



 * Aetna Life and Casualty Company owns 25% of this corporation.            Percentages are rounded to the nearest whole percent
** East Asia Aetna Insurance Company (Bermuda) Ltd. owns 30% of             and are based on ownership of voting rights.
   Blue Cross (Asia Pacific) Insurance Ltd.



As of June 30, 1995                                                                                                   Supplement #6a



                                                                AETNA
                                                           INTERNATIONAL,
                                                                INC.
                                                                  |
                                                                  |

                                                         (1)(Connecticut)(a)
        ---------------------------------------------------------------------------------------------------------------
        |                  |                      |                       |                     |                     |
      100%               100%                   100%                    100%                  97%*                  100%
        |                  |                      |                       |                     |                     |
      AETNA              AETNA                  AETNA                  AE FIVE                AETNA                 AETNA
   INVESTMENT         INVESTMENT               CAPITAL              INCORPORATED           SECURITIES              CAPITAL
   MANAGEMENT         MANAGEMENT              HOLDINGS,                                    INVESTMENT            MANAGEMENT
    (TAIWAN)          (AUSTRALIA)               INC.                                       MANAGEMENT           INTERNATIONAL
     LIMITED            LIMITED                                                           (TAIWAN) LTD.             LTD.

(1) (Taiwan) (a)  (1) (Australia) (a)   (1) (Connecticut) (a)   (1) (Connecticut) (b)   (1) (Taiwan) (a)   (1) (United Kingdom (a)


      3% owned by various wholly-owned Aetna subsidiaries as nominee for       Percentages are rounded to the nearest whole percent
      Aetna International, Inc.                                                and are based on ownership of voting rights.



As of June 30, 1995                                               Supplement #6b




                                   BLUE CROSS
                                 (ASIA PACIFIC)
                                    INSURANCE
                                      LTD.

                               (1) (Hong Kong) (b)
                                        |
               ---------------------------------------------------
               |                        |                        |
             100%                     100%                     100%
               |                        |                        |
          TRAVELGUARD               TOURSAFE                TRAVELSAFE
            LIMITED                  LIMITED                  LIMITED



      (1) (Hong Kong) (b)      (1) (Hong Kong) (b)      (1) (Hong Kong) (b)



          Percentages are rounded to the nearest whole percent and are based on ownership of voting rights.



As of June 30, 1995                                                                                                Supplement #6c



                                                             AETNA
                                                         INTERNACIONAL
                                                           DE MEXICO
                                                          S.A. DE C.V.

                                                        (1)(Mexico)(a)
                                                             |
                                                            15%*
                                                             |
                                                          VALORES
                                                         MONTERREY
                                                           AETNA,
                                                            S.A.
                                                          DE C.V.

                                                       (1)(Mexico)(b)
                                                             |
        -------------------------------------------------------------------------------------------------------------------
        |                          |                         |                           |                                |
       100%                       100%                      100%                        100%                             95%
        |                          |                         |                           |                                |
     MEXIMED,                   FIANZAS                   SEGUROS                   GRUPO VAMSA,                     ASESORES EN
   S.A. DE C.V.                MONTERREY                 MONTERREY                  S.A. DE C.V.                      PROMOCION
                                 AETNA,                    AETNA,                                                    SEGUNOMINA
                                  S.A.                      S.A.                                                     S.A. DE C.V.

  (1)(Mexico)(a)             (1)(Mexico)(a)           (1)(Mexico)(a)              (1)(Mexico)(a)                   (1)(Mexico)(a)





*Aetna International, Inc. and AE Five, Inc. each own 15% of this corporation.
                                                                                Percentages are rounded to the nearest whole
                                                                           percent and are based on ownership of voting rights.



As of June 30, 1995                                                                                                   Supplement #6d

                                                                        AETNA
                                                                        S.A.


                                                                   (1) (Chile (a)
                                                                          |
                                                                          |
          -------------------------------------------------------------------------------------------------------------
          |                   |                   |          |            |                        |          |         |
       73%****              75%**               75%**        |          75%**                    50%*         |       75%**
          |                   |                   |          |            |                        |          |         |
        AETNA               AETNA               AETNA        |          AETNA                    AETNA        |       AETNA
        CHILE          ADMINISTRADORA          CREDITO       |        PENSIONES                PENSIONES      |       CHILE
       SEGUROS          DE FONDOS DE         HIPOTECARIO     |          S.A.                     PERU         |      SEGUROS
      GENERALES           INVERSION             S.A.         |                                   S.A.         |      DE VIDA
        S.A.                S.A.                             |                                                |       S.A.
   (1) (Chile) (a)     (1) (Chile) (a)     (1) (Chile) (a)   |     (1) (Chile) (a)          (1) (Peru) (a)    |  (1) (Chile) (a)
                                                             |            |                        |          |         |
                                                             |            |                        |          |         |
          ----------------------------------------------------                                                -----------
          |                   |                   |                       |                        |                    |
         60%              85%*****             68%***                    52%                      30%                 100%
          |                   |                   |                       |                        |                    |
        AETNA               AETNA               AETNA              ADMINISTRADORA           ADMINISTRADORA            AETNA
        VIDA            INTERNATIONAL           SALUD                 DE FONDOS                DE FONDOS           INVERSIONES
        S.A.                PERU                S.A.                DE PENSIONES             DE PENSIONES           LIMITADA
                            S.A.                                     SANTA MARIA                INTEGRA
                                                                         S.A.                     S.A.
 (1) (Argentina) (a)   (1) (Peru) (a)      (1) (Chile) (a)         (1) (Chile) (a)          (1) (Peru) (a)    (1) (Chile) (a)
                              |                                           |
                             34%                                        100%
                              |                                           |
                          COMPANIA                                   SANTA MARIA
                         DE SEGUROS                                 INTERNACIONAL
                           CONDOR                                       S.A.
                            S.A.

                       (1) (Peru) (a)                              (1) (Chile) (a)



*     Santa Maria Internacional S.A owns 50% of this company.
**    Aetna Inversions Limitada owns 25% of these companies.
***   Aetna Inversions Limitada owns 23% of this company.
****  Aetna Inversions Limitada owns 24% of this company.                Percentages are rounded to the nearest whole percent and
***** Aetna Chile Seguros DeVida S.A. and Aetna Chile                    are based on ownership of voting rights.
      Seguros Generales S.A. have combined ownership of 15%.



As of June 30, 1995                                        Supplement #7


                                      AETNA
                                  INTERNATIONAL
                                     (N.Z.)
                                     LIMITED

                              (1) (New Zealand) (a)
                                        |
                                        |
                                       50%
                                        |
                                        |
                                      AETNA
                                     HEALTH
                                     (N.Z.)
                                     LIMITED

                              (1) (New Zealand) (a)
                                        |
               ---------------------------------------------------
               |                        |                        |
               |                        |                        |
              100%                     100%                     100%
               |                        |                        |
               |                        |                        |
           AETNA LIFE                 FIRST                   MANAGED
           INSURANCE                 MEDICAL                 CARE NEW
             (N.Z.)                CORPORATION                ZEALAND
             LIMITED                 LIMITED                  LIMITED

      (1) (New Zealand) (a)   (1) (New Zealand) (a)   (1) (New Zealand) (a)





                                           Percentages are rounded to the nearest whole percent
                                           and are based on ownership of voting rights.



Form B
Response to Item 2 Exhibit 1
As of December 31, 1994



                                                                              AETNA                                  Supplement #2b
                                                                              LIFE
                                                                            INSURANCE
                                                                             COMPANY
                                                                               |
                                                                       (1)(Connecticut)(a)
                                                                               |
       ---------------------------------------------------------------------------------------------------------------------
       |                   |                    |                  |           |         |                 |               |
      99%*                100%                 99%*               99%*         |        80%               80%             75%
       |                   |                    |                  |           |         |                 |               |
    ENSENADA            TREVOSE                OAKS               OAKS         |      KBC-RED             KBC-          C.R.I.
     DE LAS            HOSPITALITY,             AT                 AT          |        HILL           EASTSIDE         HOTEL
   COLINAS I              INC.                VALLEY             VALLEY        |      LIMITED           LIMITED       ASSOCIATES,
  ASSOCIATES                                  RANCH I           RANCH II       |    PARTNERSHIP       PARTNERSHIP        L.P.
                                                                               |
  (2)(Texas)(b)    (1)(Connecticut)(b)     (2)(Texas)(b)      (2)(Texas)(b)    | (2)(California)(b) (2)(Arizona)(b)  (2)(Iowa)(b)
                                                                               |
                                                                               |
                                                                               |
                                                                               |
       ---------------------------------------------------------------------------------------------------------------------
       |                     |                  |                   |          |        |              |                   |
      100%                  100%               100%                100%        |       100%           99%***              60%
       |                     |                  |                   |          |        |              |                   |
    TRUMBULL              TRUMBULL           TRUMBULL            TRUMBULL      |     SOUTHEAST      SOUTHFIELD          LINCOLN
      ONE,                  TWO,              THREE,               FOUR,       |      SECOND         PARTNERS           RANCHO
      INC.                  INC.               INC.                INC.        |      AVENUE,                          CUCAMONGA
                                                                               |       INC.                            ASSOCIATES
                                                                               |
(1)(Connecticut)(a) (1)(Connecticut)(a) (1)(Connecticut)(a) (1)(Connecticut)(a)|(1)(Delaware)(a) (2)(Maryland)(b) (2)(California)(b)
                                                                               |
                                                                               |
                                                                               |------------------------
                                                                               |                       |
                                                                               |                      99%**
                                                                               |                       |
                                                                              See                    VILLAGE
                                                                           Supplement               GREEN OF
                                                                              #2c                    MADISON
                                                                                                     HEIGHTS

                                                                                                 (2)(Michigan)(b)


  * Aetna Life Insurance Company is a 99% general partner and Trumbull One, Inc. is a 1% limited partner.
 ** Aetna Life Insurance Company is a 99% general partner and Trumbull Three, Inc. is a 1% limited partner.
*** Aetna Life Insurance Company is a 99% general partner and Trumbull Four, Inc. is a 1% limited partner.    Percentages are
                                                                                                              rounded to the nearest
                                                                                                              whole percent and are
                                                                                                              based on ownership of
                                                                                                              voting rights.

                                                         Page 32


ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of December 31, 1995, there were 577,320 individuals holding interests in variable annuity contracts funded through Account C.

ITEM 28.  INDEMNIFICATION

     Reference is hereby made to Section 33-320a of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations. The statute provides in general that Connecticut corporations shall indemnify their officers, directors, employees, agents, and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification does not apply unless (1) the individual is successful on the merits in the defense of any such proceeding; or (2) a determination is made (by a majority of the board of directors not a party to the proceeding by written consent; by independent legal counsel selected by a majority of the directors not involved in the proceeding; or by a majority of the shareholders not involved in the proceeding) that the individual acted in good faith and in the best interests of the corporation; or (3) the court, upon application by the individual, determines in view of all the circumstances that such person is reasonably entitled to be indemnified.

     C.G.S. Section 33-320a provides an exclusive remedy: a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, bylaws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

     Consistent with the statute, Aetna Life and Casualty Company has procured insurance from Lloyd's of London and several major United States excess insurers for its directors and officers and the directors and officers of its subsidiaries, including the Depositor, which supplements the indemnification rights provided by C.G.S. Section 33-320a to the extent such coverage does not violate public policy.

ITEM 29.  PRINCIPAL UNDERWRITER

     (a) In addition to serving as the principal underwriter for the Registrant, Aetna Life Insurance and Annuity Company (ALIAC) also acts as the principal underwriter for Variable Life

         Account B and Variable Annuity Accounts B and G (separate accounts of ALIAC registered as unit investment trusts), and Variable Annuity Account I (a separate account of Aetna Insurance Company of America registered as a unit investment trust). Additionally, ALIAC is the investment adviser for Aetna Variable Fund, Aetna Income Shares, Aetna Variable Encore Fund, Aetna Investment Advisers Fund, Inc., Aetna GET Fund, Aetna Series Fund, Inc. and Aetna Generation Portfolios, Inc. ALIAC is also the depositor of Variable Life Account B and Variable Annuity Accounts B and G.

     (b) See Item 25 regarding the Depositor.

     (c) Compensation as of December 31, 1995:

     (1)                   (2)                     (3)                   (4)             (5)

Name of              Net Underwriting        Compensation
Principal            Discounts and           on Redemption          Brokerage
Underwriter          Commissions             or Annuitization       Commissions       Compensation*
-----------          ----------------        ----------------       -----------       -------------
Aetna Life                                       $  **                                   $    **
insurance and
Annuity
Company

* Compensation shown in column 5 includes deductions for mortality and expense risk guarantees and contract charges assessed to cover costs incurred in the sales and administration of the contracts issued under Account C.

**   To be updated by amendment.

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All records concerning contract owners of Variable Annuity Account C are located at the home office of the Depositor as follows:

                    Aetna Life Insurance and Annuity Company
                    151 Farmington Avenue
                    Hartford, Connecticut  06156

ITEM 31.  MANAGEMENT SERVICES

     Not applicable

ITEM 32.  UNDERTAKINGS

Registrant hereby undertakes:

(a) to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b) to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information; and

(c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

(d) Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

     As required by the Securities Act of 1933, as amended, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of Aetna Life Insurance and Annuity Company, has caused this Post-Effective Amendment No. 5 to its Registration Statement on Form N-4 (File No. 33-75982) to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 19th day of February, 1996.

                                       VARIABLE ANNUITY ACCOUNT C OF AETNA LIFE
                                       INSURANCE AND ANNUITY COMPANY
                                          (REGISTRANT)

                                  By:  AETNA LIFE INSURANCE AND ANNUITY
                                       COMPANY
                                          (DEPOSITOR)


                                  By:  Daniel P. Kearney*
                                       ----------------------------------
                                       Daniel P. Kearney
                                       President


     As required by the Securities Act of 1933, as amended, this Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (File No. 33-75982) has been signed by the following persons in the capacities and on the dates indicated.


Signature                          Title                                                             Date
---------                          -----                                                             ----
Daniel P. Kearney*                  Director and President                                 )
-----------------------             (principal executive officer)                          )
Daniel P. Kearney                                                                          )
                                                                                           )
David E. Bushong*                   Acting Chief Financial Officer                         )         February
-----------------------                                                                    )         19, 1996
David E. Bushong                                                                           )
                                                                                           )
Eugene M. Trovato*                  Vice President, Chief Accounting Officer and           )
-----------------------             Corporate Controller                                   )
Eugene M. Trovato                                                                          )
                                                                                           )
Timothy A. Holt*                    Director                                               )
------------------------                                                                   )
Timothy A. Holt                                                                            )
                                                                                           )
Christopher J. Burns*               Director                                               )
------------------------                                                                   )
Christopher J. Burns                                                                       )
                                                                                           )


Laura R. Estes*                     Director                                               )
-----------------------                                                                    )
Laura R. Estes                                                                             )
                                                                                           )
Gail P. Johnson*                   Director                                                )
-----------------------                                                                    )
Gail P. Johnson                                                                            )
                                                                                           )
John Y. Kim*                       Director                                                )
-----------------------                                                                    )
John Y. Kim                                                                                )
                                                                                           )
Shaun P. Mathews*                  Director                                                )
-----------------------                                                                    )
Shaun P. Mathews                                                                           )
                                                                                           )
Glen Salow*                        Director                                                )
-----------------------                                                                    )
Glen Salow                                                                                 )
                                                                                           )
Creed R. Terry*                    Director                                                )
------------------------                                                                   )
Creed R. Terry                                                                             )


By:  /s/ Julie E. Rockmore
     ----------------------------------------
     Julie E. Rockmore
     *Attorney-in-Fact

                           VARIABLE ANNUITY ACCOUNT C
                                  EXHIBIT INDEX


Exhibit No.       Exhibit                                                                          Page
-----------       -------                                                                          ----
99-B.1            Resolution of the Board of Directors of Aetna Life Insurance and                     *
                  Annuity Company establishing Variable Annuity Account C

99-B.3.1          Form of Broker-Dealer Agreement                                                      *

99-B.3.2          Alternative Form of Wholesaling Agreement and related Selling
                  Agreement                                                                            *

99-B.4.1          Form of Variable Annuity Contract (G-CDA-HF)                                         *

99-B.4.2          Form of Variable Annuity Contract (G-CDA-HD)                                        **

99-B.5            Form of Variable Annuity Contract Application (300-GTD-IA)                           *

99-B.6            Certification of Incorporation and By-Laws of Depositor*

99-B.8.1          Fund Participation Agreement between Aetna Life Insurance and                        *
                  Annuity Company, Alger American Fund and Fred Alger
                  Management, Inc. dated September 1, 1993

99-B.8.2          Fund Participation Agreement between Aetna Life Insurance and                        *
                  Annuity Company and Calvert Asset Management Company
                  (Calvert Responsibly Invested Balanced Portfolio formerly
                  Calvert Socially Responsible Series) dated March 13, 1989 and amended December 27, 1993

99-B.8.3          Fund Participation Agreement between Aetna Life Insurance and                        *
                  Annuity Company and Fidelity Distributors Corporation dated
                  February 1, 1994 (Variable Insurance Products Fund)

99-B.8.4          Fund Participation Agreement between Aetna Life Insurance and                        *
                  Annuity Company and Fidelity Distributors Corporation dated
                  February 1, 1994 (Variable Insurance Products Fund II)


*Incorporated by reference



Exhibit No.     Exhibit                                                                            Page
-----------     -------                                                                            ----
99-B.8.5          Fund Participation Agreement between Aetna Life Insurance and                         *
                  Annuity Company and Franklin Advisers, Inc. dated January 31, 1989

99-B.8.6          Fund Participation Agreement between Aetna Life Insurance and                         *
                  Annuity Company and Janus Aspen Series dated April 19, 1994 and amended June 15, 1994

99-B.8.7          Fund Participation Agreement between Aetna Life Insurance and                         *
                  Annuity Company and Lexington Management Corporation
                  regarding Natural Resources Trust dated December 1, 1988
                  and amended February 11, 1991

99-B.8.8          Fund Participation Agreement between Aetna Life Insurance and                         *
                  Annuity Company and Advisers Management Trust (now
                  Neuberger & Berman Advisers Management Trust) dated April
                  14, 1989

99-B.8.9          Fund Participation Agreement between Aetna Life Insurance and                         *
                  Annuity Company and Scudder Variable Life Investment Fund
                  dated April 27, 1992 and amended February 19, 1993 and
                  August 13, 1993

99-B.8.10         Fund Participation Agreement between Aetna Life Insurance and                         *
                  Annuity Company, Investors Research Corporation and TCI
                  Portfolios, Inc. dated July 29, 1992 and amended December 22,
                  1992 and June 1, 1994

99-B.9            Opinion of Counsel                                                                    **

99-B.10.1         Consent of Independent Auditors                                                       **

99-B.10.2         Consent of Counsel                                                                    **

99-B.13           Computation of Performance Data                                                       **

99-B.15.1         Powers of Attorney

                                                                                                        -------

*Incorporated by reference
**To be filed by amendment


Exhibit No.       Exhibit                                                                         Page
-----------       -------                                                                         ----
99-B.15.2         Authorization for Signatures                                                          *

27                Financial Data Schedule                                                               **

*Incorporated by reference
**To be filed by amendment

                                   PROSPECTUS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Prospectus generally describes group deferred variable annuity contracts ("Contracts") issued by Aetna Life Insurance and Annuity Company (the "Company"). The Contracts are available through participation in deferred compensation plans ("Plans") adopted by state and local governments for their employees or independent contractors, or both, under Section 457 of the Internal Revenue Code of 1986, as amended, and under qualified defined contribution plans under Section 401(a) of the Code. Only group contracts are currently offered for sale; however, "Contracts" shall also refer to employer-owned individual Contracts issued in connection with Plans in the past.

The Contracts provide that contributions may be allocated to one or more of the Credited Interest Options or to one or more of the Subaccounts of Variable Annuity Account C, a separate account of the Company. The Subaccounts invest directly in shares of the following Funds:

 - Aetna Variable Fund                  - Fidelity VIP Overseas Portfolio
 - Aetna Income Shares                  - Franklin Government Securities
 - Aetna Variable Encore Fund           Trust
 - Aetna Investment Advisers Fund,      - Janus Aspen Aggressive Growth
 Inc.                                   Portfolio
 - Aetna Ascent Variable Portfolio      - Janus Aspen Balanced Portfolio
 - Aetna Crossroads Variable Portfolio  - Janus Aspen Flexible Income
 - Aetna Legacy Variable Portfolio      Portfolio
 - Alger American Growth Portfolio      - Janus Aspen Growth Portfolio
 - Alger American Small Cap Portfolio   - Janus Aspen Short-Term Bond
 - Calvert Responsibly Invested         Portfolio
 Balanced Portfolio                     - Janus Aspen Worldwide Growth
 - Fidelity VIP II Contrafund           Portfolio
 Portfolio                              - Lexington Natural Resources Trust
 - Fidelity VIP Equity-Income           - Neuberger & Berman Growth Portfolio
 Portfolio                              - Scudder International Portfolio
 - Fidelity VIP Growth Portfolio        - TCI Growth (a Twentieth Century
                                        fund)

The Credited Interest Options currently available under the Contract are the Guaranteed Accumulation Account, the Fixed Account and the Fixed Plus Account. Except as specifically mentioned, this Prospectus describes only investments through the Separate Account. A brief description of each of the Credited Interest Options is contained in Appendices to this Prospectus. Additional information concerning the Guaranteed Accumulation Account is contained in a separate prospectus.

The availability of the Funds and the Credited Interest Options is subject to applicable regulatory authorization. Not all Funds or Credited Interest Options may be available in all jurisdictions, under all Contracts, or in all Plans. Please check with your employer to determine option availability. (See "Investment Options.")

This Prospectus provides investors with the information that they should know about the Separate Account before investing in the Contract. Additional information about the Separate Account is contained in a Statement of Additional Information ("SAI") which is available at no charge. The SAI has been filed with the Securities and Exchange Commission and is incorporated herein by reference. The Table of Contents for the SAI is printed on page 16 of this Prospectus. An SAI may be obtained by indicating the request on the enrollment form or on the prospectus receipt contained in this Prospectus, or by calling the number listed under the "Inquiries" section of the Prospectus Summary.

THIS PROSPECTUS IS VALID ONLY WHEN ACCOMPANIED BY THE CURRENT PROSPECTUSES OF THE FUNDS AND GUARANTEED ACCUMULATION ACCOUNT. ALL PROSPECTUSES SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

THE SECURITIES OFFERED BY THIS PROSPECTUS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  THIS PROSPECTUS AND THE STATEMENT OF ADDITIONAL INFORMATION ARE DATED MAY 1,
                                      1996

                               TABLE OF CONTENTS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DEFINITIONS..........................................................................     DEFINITIONS - 1
PROSPECTUS SUMMARY...................................................................         SUMMARY - 1
FEE TABLE............................................................................       FEE TABLE - 1
CONDENSED FINANCIAL INFORMATION......................................................     AUV HISTORY - 1
THE COMPANY..........................................................................                   1
VARIABLE ANNUITY ACCOUNT C...........................................................                   1
INVESTMENT OPTIONS
    The Funds........................................................................                   1
    Credited Interest Options........................................................                   4
PURCHASE
    Contract Availability............................................................                   4
    Contract Purchase................................................................                   4
    Purchase Payments................................................................                   4
    Right to Cancel..................................................................                   5
    Transfer Credits.................................................................                   5
CHARGES AND DEDUCTIONS
    Daily Deductions from the Separate Account.......................................                   5
    Maintenance Fee..................................................................                   5
    Deferred Sales Charge............................................................                   6
    Fund Expenses....................................................................                   7
    Premium and Other Taxes..........................................................                   7
CONTRACT VALUATION...................................................................                   8
TRANSFERS............................................................................                   8
    Dollar Cost Averaging Program....................................................                   8
WITHDRAWALS..........................................................................                   8
ADDITIONAL WITHDRAWAL OPTIONS........................................................                   9
DEATH BENEFIT DURING ACCUMULATION PERIOD.............................................                  10
ANNUITY PERIOD
    Annuity Period Elections.........................................................                  10
    Annuity Options..................................................................                  11
    Annuity Payments.................................................................                  11
    Charges Deducted During the Annuity Period.......................................                  12
    Death Benefit Payable During the Annuity Period..................................                  12
TAX STATUS
    Introduction.....................................................................                  13
    Taxation of the Company..........................................................                  13
    Contracts Used with Certain Retirement Plans.....................................                  13
    Section 457 Plans................................................................                  14
    Section 401(a) Plans.............................................................                  14
MISCELLANEOUS
    Voting Rights....................................................................                  15
    Modification of the Contract.....................................................                  15
    Distribution.....................................................................                  15
    Performance Reporting............................................................                  15
    Transfer of Ownership; Assignment................................................                  16
    Delay or Suspension of Payments..................................................                  16
    Legal Matters and Proceedings....................................................                  16

CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION..................................                  15
APPENDIX I--GUARANTEED ACCUMULATION ACCOUNT..........................................                  16
APPENDIX II--FIXED ACCOUNT...........................................................                  17
APPENDIX III--FIXED PLUS ACCOUNT.....................................................                  18

NO PERSON IS AUTHORIZED BY THE COMPANY TO GIVE INFORMATION OR TO MAKE ANY REPRESENTATIONS, OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, IN CONNECTION WITH THE OFFERS CONTAINED IN THIS PROSPECTUS. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

                                  DEFINITIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

As used in this Prospectus, the following terms have the meanings shown:

ACCOUNT: A record established for each Participant, as directed by the Contract Holder, to identify contract values during the Accumulation Period.

ACCOUNT VALUE: The total dollar value of amounts held in an Account as of any Valuation Date during the Accumulation Period.

ACCOUNT YEAR: A period of twelve months measured from the date on which an Account is established (the effective date) or from an anniversary of such effective date.

ACCUMULATION PERIOD: The period during which Purchase Payment(s) credited to an Account are invested to fund future annuity payments.

ACCUMULATION UNIT: A measure of the value of each Subaccount before annuity payments begin.

ANNUITANT: The person on whose life or life expectancy the annuity payments are based.

ANNUITY: A series of payments for life, for a definite period or a combination of the two.

ANNUITY PERIOD: The period during which annuity payments are made.

ANNUITY UNIT: A measure of the value of each Subaccount selected during the Annuity Period.

CODE: The Internal Revenue Code of 1986, as amended.

COMPANY (WE, US): Aetna Life Insurance and Annuity Company.

CONTRACTS: The group and individual deferred, variable annuity contracts described in this Prospectus.

CONTRACT BENEFICIARY: The Contract Holder is the Contract Beneficiary.

CONTRACT HOLDER: The entity to which the Contract is issued. Under Section 457 Plans, the Contract Holder has all right, title and interest in amounts held under the Contract. Under Section 401 Plans, Participants have such rights as are authorized by the Contract Holder and by the terms of the Plan.

CREDITED INTEREST OPTIONS: The fixed interest options under the Contract. The Credited Interest Options currently consist of the Guaranteed Accumulation Account, the Fixed Account and the Fixed Plus Account, each of which is described in an Appendix to this Prospectus. Amounts allocated to the Credited Interest Options are included in the Account Value.

FUND(S): An open-end management investment company whose shares are purchased by the Separate Account to fund the benefits provided by the Contracts.

HOME OFFICE: The Company's principal executive offices located at 151 Farmington Avenue, Hartford, Connecticut 06156.

PARTICIPANT (YOU): A person participating in a Plan maintained by an eligible organization. Under Section 457 Plans, Participants have no rights to the assets accumulated under the Plan. Under Section 401 Plans, Participants have such rights as are authorized by the Contract Holder and by the terms of the Plan.

PLAN BENEFICIARY: The person entitled to receive benefits under the Plan in the event of the Participant's death.

PLANS: Section 457 Plans or Section 401 Plans.

PURCHASE PAYMENT(S): The gross payment(s) made to the Company under a Contract.

--------------------------------------------------------------------------------
                                DEFINITIONS - 1

PURCHASE PAYMENT PERIODS: For "Installment Purchase Payment Accounts" the period of time for completion of the agreed upon annual number and amount of Purchase Payments. For example, if it is determined that the Purchase Payment Period will consist of 12 payments per year and only 11 payments are made, the Purchase Payment Period is not completed until the twelfth Purchase Payment is made.

SECTION 457 PLAN: Deferred compensation plans adopted by state and local governments for their employees or independent contractors (or both) under
Section 457 of the Code.

SECTION 401 PLAN: Defined contribution plans adopted by state and local governments under Section 401 of the Code.

SEPARATE ACCOUNT: Variable Annuity Account C, a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company.

SUBACCOUNT(S): The portion of the assets of the Separate Account that is allocated to a particular Fund. Each Subaccount invests in the shares of only one corresponding Fund.

VALUATION DATE: The date and time at which the value of a Subaccount is calculated. Currently, this calculation occurs at the close of business of the New York Stock Exchange on any normal business day, Monday through Friday, that the New York Stock Exchange is open.

--------------------------------------------------------------------------------
                                DEFINITIONS - 2

                               PROSPECTUS SUMMARY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CONTRACTS OFFERED

    The Contracts offered in this Prospectus are group deferred variable annuity contracts issued by Aetna Life Insurance and Annuity Company (the "Company"). The purpose of the Contract is to accumulate values and to provide benefits upon retirement. The Contracts are available in connection with deferred compensation plans of state and local governments for their employees or independent contractors, or both, under Section 457 of the Code, and for qualified defined contribution plans under Section 401(a) of the Code (collectively referred to as "Plans").

CONTRACT PURCHASE

    The Contract may be purchased by eligible organizations on behalf of a group made up of their employees. An Account is established for eligible employees by completing the enrollment form (and any other required forms) and submitting them to the Company. Purchase Payments can be applied to the Contract either through a lump-sum transfer from a pre-existing plan, through periodic salary reductions or through periodic employer contributions. (See "Purchase.")

FREE LOOK PERIOD

    Contract Holders have the right to cancel their Contract within 10 days after receiving it (or as otherwise allowed by state law) by returning it to us along with a written notice of cancellation. Unless state law requires otherwise, the amount received upon cancellation under this provision may reflect the investment performance of the Purchase Payments deposited in the Separate Account while invested. In certain cases, this may be less than the amount of the Purchase Payments. (See "Purchase--Right to Cancel.")

INVESTMENT OPTIONS

    The Company has established Variable Annuity Account C, a registered unit investment trust, for the purpose of funding the variable portion of the Contracts. The Separate Account is divided into subaccounts which invest directly in shares of the Funds described herein. The Contract allows investment in any or all of the Subaccounts, as well as in the Credited Interest Options described below. For a complete list of the Funds available under the Contracts, and a description of the investment objectives of each of the Funds and their investment advisers, see "Investment Options-- The Funds" in this Prospectus, as well as the prospectuses for each of the Funds.

    The Contract also provides for investment in Credited Interest Options, which earn fixed rates of interest. The fixed options available under the Contract are the Guaranteed Accumulation Account ("GAA"), the Fixed Account, and the Fixed Plus Account. (See the Appendices to this Prospectus.)

CHARGES AND DEDUCTIONS

    Certain charges are associated with these Contracts. These charges include daily deductions from the Separate Account (the mortality and expense risk charge and an administrative charge), any annual maintenance fee and premium and other taxes. The Funds also incur certain fees and expenses which are deducted directly from the Funds. A deferred sales charge may apply upon a full or partial withdrawal of the Account Value. (See the Fee Table and "Charges and Deductions.")

TRANSFERS

    Prior to the Annuity Date, and subject to certain limitations, Account Values may be transferred among the Subaccounts and the Credited Interest Options without charge. Transfers can be requested in writing or by telephone in accordance with the Company's transfer procedures. (See the Appendices for a full description of the restrictions applicable to transfers made from the Credited Interest Options.) (See "Transfers.")

--------------------------------------------------------------------------------
                                  SUMMARY - 1

WITHDRAWALS

    The Contract Holder may withdraw all or a part of the Account Value prior to the Annuity Date by properly completing a disbursement form and sending it to the Company. Limitations apply to withdrawals from the Fixed Plus Account. Certain charges may be assessed upon withdrawal. The withdrawals may also be subject to income tax. (See "Withdrawals.")

    The Contract also offers certain Additional Withdrawal Options during the Accumulation Period to persons meeting certain criteria. Additional Withdrawal Options are not available in all states and may not be suitable in every situation. (See "Additional Withdrawal Options.")

DEATH BENEFIT

    The Contract provides that a death benefit is payable to the Contract Beneficiary upon the death of the Participant before the Annuity Date. The Contract Holder may direct that we make such payment to the Plan Beneficiary. The amount of the death benefit will be equal to the Account Value. Until the election of a method of payment, the Account Value will remain invested under the Contract. The Contract Holder, on behalf of a Plan Beneficiary, may elect to receive the proceeds in a lump sum or under any of the payment options available under the Contract. However, the Code requires that distributions begin within a certain time period. (See "Death Benefit During Accumulation Period.")

    After Annuity Payments have commenced, a death benefit may be payable to the Contract Beneficiary depending upon the terms of the Contract and the Annuity Option selected. (See "Annuity Period--Death Benefit Payable During the Annuity Period.")

THE ANNUITY PERIOD

    On the Annuity Date, the Contract Holder, on your behalf, may elect to begin receiving Annuity Payments on either a fixed, variable or combination of fixed and variable basis. If a variable payout is selected, the payments will vary with the investment performance of the Subaccount(s) selected. The Company reserves the right to limit the number of Subaccounts that may be available during the Annuity Period. (See "Annuity Period.")

TAXES

    For Section 457 Plans, contributions and earnings are not generally taxed until paid or made available under the employer's Plan. Withholding for income tax may be imposed on certain withdrawals. For Section 401 Plans, contributions and earnings are generally taxed when they are distributed, and a 10% federal penalty tax and a 20% withholding for income tax may be imposed on certain withdrawals. (See "Tax Status.")

INQUIRIES

    Questions, inquiries or requests for additional information can be directed to your agent or local representative, or you may contact the Company as follows:

 -  Write to:                                             Aetna Life Insurance and Annuity Company
                                                          151 Farmington Avenue
                                                          Hartford, Connecticut 06156-1277
                                                          Attention: Customer Service

 -  Call Customer Service                                 1-800-525-4225 (for automated transfers or changes
   (For AetnaPlus Contracts):                             in the allocation of Account Values, call:
                                                          1-800-262-3862)

 -  Call Customer Service                                 1-800-677-4636 (for automated transfers or changes
   (For Multiple Option Contracts):                       in the allocation of Account Values, call
                                                          1-800-262-3862

--------------------------------------------------------------------------------
                                  SUMMARY - 2

                                   FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

This Fee Table describes the various charges and expenses associated with the Contract during the Accumulation Period. For amounts deducted during the Annuity Period, see "Charges Deducted During the Annuity Period." No sales charge is paid when the Contract is purchased. Some expenses may vary as explained under "Charges and Deductions." The charges and expenses shown below do not include premium taxes that may be applicable. For more information regarding expenses paid out of assets of a particular Fund, see the Fund's prospectus.

DIRECT CHARGES. These charges are deducted daily from the Account Value. They include:

     DEFERRED SALES CHARGE. The deferred sales charge is deducted as a percentage of the amount withdrawn. The total amount deducted for the deferred sales charge will not exceed 8.5% of the total Purchase Payments applied to the Account. The amount of the deferred sales charge is calculated as follows:

       INSTALLMENT PURCHASE PAYMENT ACCOUNTS

PURCHASE PAYMENT
PERIODS COMPLETED                         DEDUCTION
----------------------------------------  ---------
Less than 5                                    5%
5 or more but less than 7                      4%
7 or more but less than 9                      3%
9 or more but less than 10                     2%
more than 10                                   0%

         SINGLE PURCHASE PAYMENT ACCOUNTS
ACCOUNT YEARS
COMPLETED                                 DEDUCTION
----------------------------------------  ---------
Less than 5                                    5%
5 or more but less than 6                      4%
6 or more but less than 7                      3%
7 or more but less than 8                      2%
8 or more but less than 9                      1%
9 or more                                      0%

ANNUAL CONTRACT MAINTENANCE FEE--Installment Purchase Payment Accounts.................  $   20.00
                              --Single Purchase Payment Accounts.......................  $    0.00

The maintenance fee will generally be deducted annually from each Installment Purchase Payment Account during the Accumulation Period.
The amount of the maintenance fee may be reduced or eliminated. See
"Charges and Deductions--Maintenance Fee." The amount shown is the MAXIMUM maintenance fee that can be deducted under the Contract.

INDIRECT CHARGES. Each Subaccount pays these expenses out of its assets. The charges are reflected in the Subaccount's daily Accumulation Unit Value and are not charged directly to an Account. They include:

MORTALITY AND EXPENSE RISK FEES........................................................      1.25%

ADMINISTRATIVE EXPENSE EXPENSE CHARGE. We currently do not impose an Administrative
Charge. ...............................................................................         0%
However, we reserve the right to deduct a daily charge from the
Subaccounts equivalent on an annual basis to not more than 0.25%.
TOTAL SEPARATE ACCOUNT CHARGES.........................................................      1.25%

--------------------------------------------------------------------------------
                                 FEE TABLE - 1

ANNUAL EXPENSES OF THE FUNDS

The following table illustrates the advisory fees and other expenses applicable to the Funds. Except as noted, the following figures are a percentage of average net assets and, except where otherwise indicated, are based on figures for the year ended December 31, 1995. A Fund's "Other Expenses" include operating costs of the Fund. These expenses are reflected in the Fund's net asset value and are not deducted from the Account Value under the Contract.

                                           INVESTMENT
                                            ADVISORY
                                            FEES(1)       OTHER EXPENSES   TOTAL FUND
                                         (AFTER EXPENSE   (AFTER EXPENSE     ANNUAL
                                         REIMBURSEMENT)   REIMBURSEMENT)    EXPENSES
                                         --------------   --------------   -----------
 Aetna Variable Fund                          0.25%
 Aetna Income Shares                          0.25%
 Aetna Variable Encore Fund                   0.25%
 Aetna Investment Advisers Fund, Inc.         0.25%
 Aetna Ascent Variable Portfolio(2)           0.50%
 Aetna Crossroads Variable Portfolio(2)       0.50%
 Aetna Legacy Variable Portfolio(2)           0.50%
 Alger American Growth Portfolio
 Alger American Small Cap Portfolio
 Calvert Responsibly Invested Balanced
  Portfolio
 Fidelity VIP II Contrafund
  Portfolio(2)
 Fidelity VIP Equity-Income
  Portfolio(3)
 Fidelity VIP Growth Portfolio(3)
 Fidelity VIP Overseas Portfolio
 Franklin Government Securities Trust
 Janus Aspen Aggressive Growth
  Portfolio(4)
 Janus Aspen Balanced Portfolio(4)
 Janus Aspen Flexible Income
  Portfolio(4)
 Janus Aspen Growth Portfolio(4)
 Janus Aspen Short-Term Bond
  Portfolio(4)
 Janus Aspen Worldwide Growth
  Portfolio(4)
 Lexington Natural Resources Trust
 Neuberger & Berman Growth Portfolio
 Scudder International Portfolio
 TCI Growth(5)

--------------------------
(1) Certain of the unaffiliated Fund advisers reimburse the Company for administrative costs incurred in connection with administering the Funds as variable funding options under the Contract. These reimbursements are paid out of the investment advisory fees and are not charged to investors.
(2) These Funds have only limited operating history; therefore the expenses are estimated for the current fiscal year.
(3) A portion of the brokerage commission the Fund paid was used to reduce its expenses. Without this reduction, total operating expenses would have been ___% for the Equity-Income Portfolio and ___% for the Growth Portfolio.
(4) The expense figures shown are net of certain expense waivers from Janus Capital Corporation. Without such waivers, the Investment Advisory Fees, Other Expenses and Total Mutual Fund Annual Expenses for the Portfolios for the fiscal year ended December 31, 1995 would have been: ___%, ___% and ___%, respectively, for Janus Aspen Aggressive Growth Portfolio; ___%, ___% and ___%, respectively, for Janus Aspen Balanced Portfolio; ___%, ___% and ___%, respectively, for Janus Aspen Flexible Income Portfolio; ___%, ___% and ___%, respectively, for Janus Aspen Growth Portfolio; ___%, ___% and ___%, respectively, for Janus Aspen Short-Term Bond Portfolio; and ___%,
    ___% and ___%, respectively, for Janus Aspen Worldwide Growth Portfolio.
(5) The Portfolio's investment adviser pays all expenses of the Portfolio except brokerage commissions, taxes, interest, fees and expenses of the non-interested directors (including counsel fees) and extraordinary expenses.

--------------------------------------------------------------------------------
                                 FEE TABLE - 2

HYPOTHETICAL ILLUSTRATION (EXAMPLE)

THIS   EXAMPLE  IS   PURELY  HYPOTHETICAL.  IT   SHOULD  NOT   BE  CONSIDERED  A
REPRESENTATION OF PAST OR FUTURE EXPENSES OR EXPECTED RETURN. ACTUAL EXPENSES AND/OR RETURN MAY BE MORE OR LESS THAN THOSE SHOWN BELOW.

The following Examples illustrate the expenses that would have been paid assuming a $1,000 investment in the Contract and a 5% return on assets. For the purposes of these Examples, the maximum maintenance fee of $20.00 that can be deducted under the Contract has been converted to a percentage of assets equal to ___%.

                                                         EXAMPLE A                               EXAMPLE B
                                           -------------------------------------   -------------------------------------

                                           IF  YOU WITHDRAW  YOUR ENTIRE ACCOUNT   IF YOU DO  NOT WITHDRAW YOUR  ACCOUNT
                                           VALUE  AT  THE  END  OF  THE  PERIODS   VALUE, OR IF YOU ANNUITIZE AT THE END
                                           SHOWN, YOU  WOULD PAY  THE  FOLLOWING   OF  THE PERIODS SHOWN,  YOU WOULD PAY
                                           EXPENSES,  INCLUDING  ANY  APPLICABLE   THE  FOLLOWING EXPENSES  (NO DEFERRED
                                           DEFERRED SALES CHARGE:                  SALES CHARGE IS REFLECTED):*
                                           1 YEAR   3 YEARS   5 YEARS   10 YEARS   1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                           ------   -------   -------   --------   ------   -------   -------   --------
 Aetna Variable Fund
 Aetna Income Shares
 Aetna Variable Encore Fund
 Aetna Investment Advisers Fund, Inc.
 Aetna Ascent Variable Portfolio
 Aetna Crossroads Variable Portfolio
 Aetna Legacy Variable Portfolio
 Alger American Growth Portfolio
 Alger American Small Cap Portfolio
 Calvert Responsibly Invested Balanced
  Portfolio
 Fidelity VIP II Contrafund Portfolio
 Fidelity VIP Equity-Income Portfolio
 Fidelity VIP Growth Portfolio
 Fidelity VIP Overseas Portfolio
 Franklin Government Securities Trust
 Janus Aspen Aggressive Growth Portfolio
 Janus Aspen Balanced Portfolio
 Janus Aspen Flexible Income Portfolio
 Janus Aspen Growth Portfolio
 Janus Aspen Short-Term Bond Portfolio
 Janus Aspen Worldwide Growth Portfolio
 Lexington Natural Resources Trust
 Neuberger & Berman Growth Portfolio
 Scudder International Portfolio
 TCI Growth

--------------------------
* This Example would not apply if a nonlifetime variable annuity option is selected, and a lump-sum settlement is requested within three years after annuity payments start since the lump-sum payment will be treated as a withdrawal during the Accumulation Period and will be subject to any deferred sales charge that would then apply. (Refer to Example A.)

--------------------------------------------------------------------------------
                                 FEE TABLE - 3

                        CONDENSED FINANCIAL INFORMATION
                              AETNA PLUS CONTRACTS
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE YEARS IN THE TEN-YEAR PERIOD ENDED DECEMBER 31, 1995 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH FINANCIAL STATEMENTS HAVE BEEN AUDITED BY KPMG PEAT MARWICK LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AS OF AND FOR THE YEAR ENDED DECEMBER 31, 1995 AND THE INDEPENDENT AUDITORS' REPORT THEREON, ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                             1995        1994         1993      1992      1991
                                          ----------  -----------  ----------  ------  ----------

AETNA VARIABLE FUND
Value at beginning of period                              $11.020     $10.454  $97.165    $77.845
Value at end of period                                    $10.778     $11.020  $10.454(2)    $97.165
Increase (decrease) in value of
 accumulation unit(1)                                       (2.20)%       5.41%       (2)     24.82%
Number of accumulation units outstanding
 at end of period                                     114,733,035  44,166,470  21,250  20,948,226

AETNA INCOME SHARES
Value at beginning of period                              $10.905     $10.068  $36.789    $31.192
Value at end of period                                    $10.360     $10.905  $10.068(3)    $36.789
Increase (decrease) in value of
 accumulation unit(1)                                       (5.00)%       8.31%       (3)      17.94%
Number of accumulation units outstanding
 at end of period                                      11,713,354   4,084,142   3,870   7,844,412

AETNA VARIABLE ENCORE FUND
Value at beginning of period                              $10.241     $10.048  $33.812    $32.138
Value at end of period                                    $10.528     $10.241  $10.048(4)    $33.812
Increase (decrease) in value of
 accumulation unit(1)                                        2.80%       1.92%       (4)       5.21%
Number of accumulation units outstanding
 at end of period                                       7,673,528   2,766,044     825   8,430,082

AETNA INVESTMENT ADVISERS
 FUND, INC.
Value at beginning of period                              $11.057     $10.189  $12.736    $10.896
Value at end of period                                    $10.868     $11.057  $10.189(6)    $12.736
Increase (decrease) in value of
 accumulation unit(1)                                       (1.71)%       8.52%       (6)      16.89%
Number of accumulation units outstanding
 at end of period                                      23,139,604  11,368,365  11,508  22,898,099

ALGER AMERICAN SMALL CAP
 PORTFOLIO
Value at beginning of period                               $9.959     $10.000(7)
Value at end of period                                     $9.437     $ 9.959
Increase (decrease) in value of
 accumulation unit(1)                                       (5.24)%      (0.41)%
Number of accumulation units outstanding
 at end of period                                       6,339,407     781,836

CALVERT RESPONSIBLY INVESTED
 BALANCED PORTFOLIO*
Value at beginning of period                              $11.036     $10.278  $10.000(8)
Value at end of period                                    $10.554     $11.036  $10.278
Increase (decrease) in value of
 accumulation unit(1)                                       (4.37)%       7.37%   2.78%
Number of accumulation units outstanding
 at end of period                                         521,141     144,168   2,556

FRANKLIN GOVERNMENT
 SECURITIES TRUST
Value at beginning of period                              $10.642     $10.008  $10.000(8)
Value at end of period                                    $10.119     $10.642  $10.008
Increase (decrease) in value of
 accumulation unit(1)                                       (4.91)%       6.33%   0.08%
Number of accumulation units outstanding
 at end of period                                         325,365     167,137   5,559

                                             1990        1989        1988        1987        1986
                                          ----------  ----------  ----------  ----------  ----------
AETNA VARIABLE FUND
Value at beginning of period                 $76.311     $59.871     $52.885     $50.760     $43.205
Value at end of period                       $77.845     $76.311     $59.871     $52.885     $50.760
Increase (decrease) in value of
 accumulation unit(1)                           2.01%      27.46%      13.21%       4.19%      17.49%
Number of accumulation units outstanding
 at end of period                         18,362,906  17,142,820  16,455,396  16,497,406  16,578,251
AETNA INCOME SHARES
Value at beginning of period                 $28.943     $25.574     $24.061     $23.308     $20.703
Value at end of period                       $31.192     $28.943     $25.574     $24.061     $23.308
Increase (decrease) in value of
 accumulation unit(1)                           7.77%      13.17%       6.29%       3.23%      12.58%
Number of accumulation units outstanding
 at end of period                          6,984,793   6,202,834   5,955,293   5,372,271   6,188,470
AETNA VARIABLE ENCORE FUND
Value at beginning of period                 $30.012     $27.783     $26.171     $24.812     $23.504
Value at end of period                       $32.138     $30.012     $27.783     $26.171     $24.812
Increase (decrease) in value of
 accumulation unit(1)                           7.08%       8.02%       6.16%       5.48%       5.57%
Number of accumulation units outstanding
 at end of period                         10,220,110   8,286,033   8,154,644   7,326,151   6,692,947
AETNA INVESTMENT ADVISERS
 FUND, INC.
Value at beginning of period                 $10.437     $10.000(5)
Value at end of period                       $10.896     $10.437
Increase (decrease) in value of
 accumulation unit(1)                           4.40%       4.37%
Number of accumulation units outstanding
 at end of period                         17,078,985   9,535,986
ALGER AMERICAN SMALL CAP
 PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units outstanding
 at end of period
CALVERT RESPONSIBLY INVESTED
 BALANCED PORTFOLIO*
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units outstanding
 at end of period
FRANKLIN GOVERNMENT
 SECURITIES TRUST
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units outstanding
 at end of period

--------------------------------------------------------------------------------
                                AUV HISTORY - 1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                            1995        1994        1993       1992
                                          ---------  ----------  ----------  ---------

JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                          $10.000  (9)
Value at end of period                                $10.581
Increase (decrease) in value of
 accumulation unit(1)                                    5.81  %
Number of accumulation units outstanding
 at end of period                                     753,862

JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                          $10.000  (9)
Value at end of period                                $ 9.873
Increase (decrease) in value of
 accumulation unit(1)                                   (1.27)%
Number of accumulation units outstanding
 at end of period                                      28,543

LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                          $10.877      $ 9.832    $10.000 (8)
Value at end of period                                $10.154      $10.877    $ 9.832
Increase (decrease) in value of
 accumulation unit(1)                                   (6.65)%      10.63%    (1.68) %
Number of accumulation units outstanding
 at end of period                                     703,676      135,614        561

NEUBERGER & BERMAN GROWTH PORTFOLIO
Value at beginning of period                          $11.747      $10.864    $10.000 (8)
Value at end of period                                $11.026      $11.747    $10.864
Increase (decrease) in value of
 accumulation unit(1)                                   (6.14)%       8.13%      8.64%
Number of accumulation units outstanding
 at end of period                                    1,865,104     546,559     10,645

SCUDDER INTERNATIONAL PORTFOLIO
Value at beginning of period                          $12.957      $ 9.578    $10.000 (8)
Value at end of period                                $12.687      $12.957    $ 9.578
Increase (decrease) in value of
 accumulation unit(1)                                   (2.08)%      35.28%    (4.22) %
Number of accumulation units outstanding
 at end of period                                    6,558,946   1,020,233      5,232

TCI GROWTH
Value at beginning of period                          $12.069      $10.692    $10.000 (8)
Value at end of period                                $11.781      $12.069    $10.692
Increase (decrease) in value of
 accumulation unit(1)                                   (2.39)%      12.88%      6.92%
Number of accumulation units outstanding
 at end of period                                    12,853,828  3,667,821      2,254

(1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value during a calendar year, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deferred sales charges or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.

(2) The Accumulation Unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the Accumulation Unit value of the Fund was $97.817. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of the year to the date of conversion was 0.67%; the percentage change in the Accumulation Unit value from the date of conversion to the end of the year was 4.54%.

(3) The Accumulation Unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the Accumulation Unit value of the Fund was $38.521. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of the year to the date of conversion was 4.70%; the percentage change in the Accumulation Unit value from the date of conversion to the end of the year was 0.68%.

(4) The Accumulation Unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the Accumulation Unit value of the Fund was $34.397. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of the year to the date of conversion was 1.73%; the percentage change in the Accumulation Unit value from the date of conversion to the end of the year was 0.48%.

(5) The initial Accumulation Unit value was established at $10.000 on June 23, 1989, the date on which the Fund commenced operations.
(6) The Accumulation Unit value was converted to $10.000 on August 21, 1992 upon the commencement of a new administrative system. Immediately prior to that date, the Accumulation Unit value of the Fund was $13.118. On the date of conversion, additional units were issued so that account values were not changed as a result of the conversion. The percentage change in the Accumulation Unit value from the beginning of the year to the date of conversion was 2.99%; the percentage change in the Accumulation Unit value from the date of conversion to the end of the year was 1.89%.

(7) The initial Accumulation Unit value was established at $10.000 on September 17, 1993, the date on which the Portfolio became available under the Contract.

(8) The initial Accumulation Unit value was established at $10.000 on August 21, 1992, the date on which the Fund/Portfolio became available under the Contract.

(9) The initial Accumulation Unit value was established at $10.000 during October 1994, when the funds were first received in this option.

* Formerly Calvert Socially Responsible Series.

--------------------------------------------------------------------------------
                                AUV HISTORY - 2

                        CONDENSED FINANCIAL INFORMATION
                           MULTIPLE OPTION CONTRACTS
   (SELECTED DATA FOR ACCUMULATION UNITS OUTSTANDING THROUGHOUT EACH PERIOD)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE CONDENSED FINANCIAL INFORMATION PRESENTED BELOW FOR EACH OF THE YEARS IN THE TEN-YEAR PERIOD ENDED DECEMBER 31, 1995 (AS APPLICABLE), IS DERIVED FROM THE FINANCIAL STATEMENTS OF THE SEPARATE ACCOUNT, WHICH FINANCIAL STATEMENTS HAVE BEEN AUDITED BY KPMG PEAT MARWICK LLP, INDEPENDENT AUDITORS. THE FINANCIAL STATEMENTS AS OF AND FOR THE YEAR ENDED DECEMBER 31, 1995 AND THE INDEPENDENT AUDITORS' REPORT THEREON, ARE INCLUDED IN THE STATEMENT OF ADDITIONAL INFORMATION.

                                             1995        1994        1993        1992        1991
                                          ----------  ----------  ----------  ----------  ----------

AETNA VARIABLE FUND
Value at beginning of period                            $107.925    $102.383    $ 97.165     $77.845
Value at end of period                                  $105.558    $107.925    $102.383     $97.165
Increase (decrease) in value of
 accumulation unit(1)                                      (2.19)%       5.41%       5.37%      24.82%
Number of accumulation units outstanding
 at end of period                                     13,966,072  21,148,863  24,201,565  20,948,226

AETNA INCOME SHARES
Value at beginning of period                             $42.283     $39.038     $36.789     $31.192
Value at end of period                                   $40.173     $42.283     $39.038     $36.789
Increase (decrease) in value of
 accumulation unit(1)                                      (4.99)%       8.31%       6.11%      17.94%
Number of accumulation units outstanding
 at end of period                                      5,108,720   8,210,666   8,507,292   7,844,412

AETNA VARIABLE ENCORE FUND
Value at beginning of period                             $35.282     $34.619     $33.812     $32.138
Value at end of period                                   $36.271     $35.282     $34.619     $33.812
Increase (decrease) in value of
 accumulation unit(1)                                       2.80%       1.92%       2.39%       5.21%
Number of accumulation units outstanding
 at end of period                                      3,679,802   5,086,515   7,534,662   8,430,082

AETNA INVESTMENT ADVISERS
 FUND, INC.
Value at beginning of period                             $14.519     $13.379     $12.736     $10.896
Value at end of period                                   $14.270     $14.519     $13.379     $12.736
Increase (decrease) in value of
 accumulation unit(1)                                      (1.71)%       8.52%       5.05%      16.89%
Number of accumulation units outstanding
 at end of period                                     21,990,186  30,784,750  34,802,433  22,898,099

ALGER AMERICAN SMALL CAP
 PORTFOLIO
Value at beginning of period                             $10.072     $10.000(3)
Value at end of period                                   $ 9.513     $10.072
Increase (decrease) in value of
 accumulation unit(1)                                      (5.55)%       0.72%
Number of accumulation units outstanding
 at end of period                                        665,518      51,327

CALVERT RESPONSIBLY INVESTED
 BALANCED PORTFOLIO*
Value at beginning of period                             $14.640     $13.726     $12.913     $11.233
Value at end of period                                   $13.990     $14.640     $13.726     $12.913
Increase (decrease) in value of
 accumulation unit(1)                                      (4.44)%       6.66%       6.30%      14.96%
Number of accumulation units outstanding
 at end of period                                        743,464     705,415     503,006     355,851

FRANKLIN GOVERNMENT
 SECURITIES TRUST
Value at beginning of period                             $14.929     $14.050     $13.219     $11.545
Value at end of period                                   $14.190     $14.929     $14.050     $13.219
Increase (decrease) in value of
 accumulation unit(1)                                      (4.95)%       6.26%       6.29%      14.50%
Number of accumulation units outstanding
 at end of period                                        804,457     960,629     810,155     627,552

                                             1990        1989        1988        1987        1986
                                          ----------  ----------  ----------  ----------  ----------
AETNA VARIABLE FUND
Value at beginning of period                 $76.311     $59.871     $52.885     $50.760     $43.205
Value at end of period                       $77.845     $76.311     $59.871     $52.885     $50.760
Increase (decrease) in value of
 accumulation unit(1)                           2.01%      27.46%      13.21%       4.19%      17.49%
Number of accumulation units outstanding
 at end of period                         18,362,906  17,142,820  16,455,396  16,497,406  16,578,251
AETNA INCOME SHARES
Value at beginning of period                 $28.943     $25.574     $24.061     $23.308     $20.703
Value at end of period                       $31.192     $28.943     $25.574     $24.061     $23.308
Increase (decrease) in value of
 accumulation unit(1)                           7.77%      13.17%       6.29%       3.23%      12.58%
Number of accumulation units outstanding
 at end of period                          6,984,793   6,202,834   5,955,293   5,372,271   6,188,470
AETNA VARIABLE ENCORE FUND
Value at beginning of period                 $30.012     $27.783     $26.171     $24.812     $23.504
Value at end of period                       $32.138     $30.012     $27.783     $26.171     $24.812
Increase (decrease) in value of
 accumulation unit(1)                           7.08%       8.02%       6.16%       5.48%       5.57%
Number of accumulation units outstanding
 at end of period                         10,220,110   8,286,033   8,154,644   7,326,151   6,692,947
AETNA INVESTMENT ADVISERS
 FUND, INC.
Value at beginning of period                 $10.437     $10.000(2)
Value at end of period                       $10.896     $10.437
Increase (decrease) in value of
 accumulation unit(1)                           4.40%       4.37%
Number of accumulation units outstanding
 at end of period                         17,078,985   9,535,986
ALGER AMERICAN SMALL CAP
 PORTFOLIO
Value at beginning of period
Value at end of period
Increase (decrease) in value of
 accumulation unit(1)
Number of accumulation units outstanding
 at end of period
CALVERT RESPONSIBLY INVESTED
 BALANCED PORTFOLIO*
Value at beginning of period                 $10.568     $10.000(4)
Value at end of period                       $11.233     $10.568
Increase (decrease) in value of
 accumulation unit(1)                           6.29%       5.68%
Number of accumulation units outstanding
 at end of period                            148,576      20,710
FRANKLIN GOVERNMENT
 SECURITIES TRUST
Value at beginning of period                 $10.581     $10.000(5)
Value at end of period                       $11.545     $10.581
Increase (decrease) in value of
 accumulation unit(1)                           9.11%       5.81%
Number of accumulation units outstanding
 at end of period                            178,761      25,258

--------------------------------------------------------------------------------
                                AUV HISTORY - 1

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                            1995       1994       1993       1992        1991        1990        1989
                                          ---------  ---------  ---------  ---------  ----------   --------   ----------

JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
Value at beginning of period                           $10.000(6)
Value at end of period                                 $12.169
Increase (decrease) in value of
 accumulation unit(1)                                    21.69%
Number of accumulation units outstanding
 at end of period                                      393,553

JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
Value at beginning of period                           $10.000(7)
Value at end of period                                 $ 9.911
Increase (decrease) in value of
 accumulation unit(1)                                    (0.89)%
Number of accumulation units outstanding
 at end of period                                        1,555

LEXINGTON NATURAL RESOURCES TRUST
Value at beginning of period                           $10.071    $ 9.193     $9.018      $9.608    $11.441      $10.000(4)
Value at end of period                                 $ 9.412    $10.071     $9.193     $ 9.018    $ 9.608      $11.441
Increase (decrease) in value of
 accumulation unit(1)                                    (6.54)%      9.55%      1.94%      (6.14)%   (16.02)%      14.41%
Number of accumulation units outstanding
 at end of period                                      533,016    341,771    198,338     144,139     75,052       11,481

NEUBERGER & BERMAN GROWTH PORTFOLIO
Value at beginning of period                           $14.278    $13.536    $12.511     $ 9.769    $10.772      $10.000(4)
Value at end of period                                 $13.398    $14.278    $13.536     $12.511    $ 9.769      $10.772
Increase (decrease) in value of
 accumulation unit(1)                                    (6.16)%      5.48%      8.19%      28.07%    (9.31)%       7.72%
Number of accumulation units outstanding
 at end of period                                    2,107,525  1,927,674  1,346,898     971,985    482,220       68,885

SCUDDER INTERNATIONAL PORTFOLIO**
Value at beginning of period                           $13.508    $ 9.922    $10.239**    $ 9.256   $10.306      $10.000(8)
Value at end of period                                 $13.227    $13.508    $ 9.922     $10.239    $ 9.256      $10.306
Increase (decrease) in value of
 accumulation unit(1)                                    (2.08)%     36.14%     (3.10)%      10.62%   (10.19)%       3.06%
Number of accumulation units outstanding
 at end of period                                    4,240,412  2,371,037  1,161,007     779,667    317,829       32,906

TCI GROWTH
Value at beginning of period                           $11.443    $10.495    $10.000(9)
Value at end of period                                 $11.172    $11.443    $10.495
Increase (decrease) in value of
 accumulation unit(1)                                    (2.37)%      9.03%      4.95%
Number of accumulation units outstanding
 at end of period                                    1,608,362  1,016,894    232,832

(1) The above figures are calculated by subtracting the beginning Accumulation Unit value from the ending Accumulation Unit value during a calendar year, and dividing the result by the beginning Accumulation Unit value. These figures do not reflect the deferred sales charges or the fixed dollar annual maintenance fee, if any. Inclusion of these charges would reduce the investment results shown.

(2) The initial Accumulation Unit value was established at $10.000 on June 23, 1989, the date on which the Fund commenced operations.

(3) The initial Accumulation Unit value was established at $10.000 on September 17, 1993, the date on which the Portfolio became available under the Contract.

(4) The initial Accumulation Unit value was established at $10.000 on May 31, 1989, the date on which the Fund/Portfolio became available under the Contract.

(5) The initial Accumulation Unit value was established at $10.000 on June 7, 1989, the date on which the Fund became available under the Contract.

(6) The initial Accumulation Unit value was established at $10.000 during June 1994, when funds were first received in this option.

(7) The initial Accumulation Unit value was established at $10.000 during November 1994, when funds were first received in this option.

(8) The initial Accumulation Unit value was established at $10.000 on July 5, 1989, the date on which the Portfolio became available under the Contract.

(9) The initial Accumulation Unit value was established at $10.000 on September 21, 1992, the date on which the Portfolio became available under the Contract.

 * Formerly Calvert Socially Responsible Series.

** Formerly T. Rowe  Price International  Equity Fund.  On April  27, 1992,  the
   Fund's   assets  were  liquidated  and  merged  into  Scudder  Variable  Life
   Investment Fund -- Managed International Portfolio. The Accumulation Unit Value following the merger was $10.051.

--------------------------------------------------------------------------------
                                AUV HISTORY - 2

                                  THE COMPANY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    Aetna Life Insurance and Annuity Company (the "Company") is the issuer of the Contract, and as such, it is responsible for providing the insurance and annuity benefits under the Contract. The Company is a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company), an Arkansas life insurance company organized in 1954. The Company is engaged in the business of issuing life insurance policies and variable annuity contracts in all states of the United States. The Company's principal executive offices are located at 151 Farmington Avenue, Hartford, Connecticut 06156.

    The Company is a wholly owned subsidiary of Aetna Retirement Services, Inc., which is in turn a wholly owned subsidiary of Aetna Life and Casualty Company, a diversified financial services company.

                           VARIABLE ANNUITY ACCOUNT C
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    The Company established Variable Annuity Account C (the "Separate Account") in 1976 as a segregated asset account for the purpose of funding its variable annuity contracts. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of "separate account" under federal securities laws. The Separate Account is divided into "subaccounts" which do not invest directly in stocks, bonds or other investments. Instead, each Subaccount buys and sells shares of a corresponding Fund.

    Although the Company holds title to the assets of the Separate Account, such assets are not chargeable with liabilities arising out of any other business conducted by the Company. Income, gains or losses of the Separate Account are credited to or charged against the assets of the Separate Account without regard to other income, gains or losses of the Company. All obligations arising under the Contracts are general corporate obligations of the Company.

                               INVESTMENT OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FUNDS

    The Contract Holder (or you, if allowed by the Contract Holder) may allocate Purchase Payments to one or more of the Subaccounts as designated on the enrollment form. In turn, the Subaccounts invest in the corresponding Funds at net asset value.

    The Contract Holder may decide to offer only a select number of Funds under its Plan, or it may decide to substitute shares of one Fund for shares of another Fund currently held by the Separate Account. In addition, the availability of Funds may be subject to regulatory authorization. Funds may be added or withdrawn by the Company as permitted by applicable law. Therefore, not all Funds may be available in all jurisdictions, under all Contracts or in all Plans.

    The investment results of the Funds described below are likely to differ significantly and there is no assurance that any of the Funds will achieve their respective investment objectives. Except where otherwise noted, all of the Funds are diversified, as defined in the 1940 Act.

-AETNA VARIABLE FUND seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock.(1)

-AETNA INCOME SHARES seeks to maximize total return, consistent with reasonable risk, through investments in a diversified portfolio consisting primarily of debt securities.(1)

-AETNA VARIABLE ENCORE FUND seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high quality "money market" instruments. An investment in the Fund is neither insured nor guaranteed by the U.S. Government.

--------------------------------------------------------------------------------

-AETNA INVESTMENT ADVISERS FUND, INC. is a managed fund which seeks to maximize investment return consistent with reasonable safety of principal by investing in one or more of the following asset classes: stocks, bonds and cash equivalents, based on the Company's judgment of which of those sectors or mix thereof offers the best investment prospects.(1)

-AETNA GENERATION PORTFOLIOS, INC.--AETNA ASCENT VARIABLE PORTFOLIO seeks to provide capital appreciation by allocating its investments among equities and fixed income securities. The Portfolio is managed for investors who generally have an investment horizon exceeding 15 years, and who have a high level of risk tolerance.(1)

-AETNA GENERATION PORTFOLIOS, INC.--AETNA CROSSROADS VARIABLE PORTFOLIO seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized) by allocating its investments among equities and fixed income securities. The Portfolio is managed for investors who generally have an investment horizon exceeding 10 years and who have a moderate level of risk tolerance.(1)

-AETNA GENERATION PORTFOLIOS, INC.--AETNA LEGACY VARIABLE PORTFOLIO seeks to provide total return consistent with preservation of capital by allocating its investments among equities and fixed income securities. The Portfolio is managed for investors who generally have an investment horizon exceeding five years and who have a low level of risk tolerance.(1)

-ALGER AMERICAN FUND--ALGER AMERICAN GROWTH PORTFOLIO seeks long-term capital appreciation by investing in a diversified, actively managed portfolio of equity securities. The Portfolio primarily invests in equity securities which have a market capitalization of $1 billion or greater.(2)

-ALGER AMERICAN FUND--ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO seeks capital return through investment in the common stock of smaller companies offering the potential for significant price gain. The Portfolio invests at least 65% of its net assets in equity securities of companies that have total market capitalization of less than $1 billion at the time of purchase.(2)

-CALVERT RESPONSIBLY INVESTED BALANCED PORTFOLIO is a non-diversified portfolio that seeks growth of capital through investment in enterprises that make a significant contribution to society through their products and services and through the way they do business.(3)

-FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND II--CONTRAFUND PORTFOLIO seeks maximum total return over the long term by investing in securities of companies that are undervalued or out-of-favor.(4)

-FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND--EQUITY-INCOME PORTFOLIO seeks reasonable income by investing primarily in income-producing equity securities. In selecting investments, the Fund also considers the potential for capital appreciation.(4)

-FIDELITY INVESTMENTS' VARIABLE INSURANCE PRODUCTS FUND--GROWTH PORTFOLIO seeks capital appreciation by investing mainly in common stocks, although its investments are not restricted to any one type of security.(4)

-FIDELITY  INVESTMENTS'  VARIABLE  INSURANCE  PRODUCTS  FUND--OVERSEAS PORTFOLIO
 seeks long-term growth by investing mainly in foreign securities (at least 65% of the Fund's total assets in securities of issuers from at least three countries outside of North America).(4)

-FRANKLIN GOVERNMENT SECURITIES TRUST seeks income through investments in obligations of the U.S. Government or its agencies or instrumentalities, primarily GNMA obligations.(5)

-JANUS ASPEN SERIES--AGGRESSIVE GROWTH PORTFOLIO is a non-diversified  portfolio that seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by normally investing at least 50% of its equity assets in securities issued by medium-sized companies. Medium-sized companies are those whose market capitalizations fall within the range of companies in the S&P MidCap 400 Index, which as of ______ included companies with capitalizations between approximately ___ and ___, but which is expected to change on a regular basis.(6)

-JANUS ASPEN SERIES--BALANCED PORTFOLIO seeks both long-term growth of capital and current income. The Portfolio is designed for investors who want to participate in the equity markets through a more moderate investment than a pure growth fund. Investments in income-producing securities are intended to result in a portfolio that provides a more consistent total return than may be attainable through

--------------------------------------------------------------------------------
 investing solely in growth stocks. The Portfolio is not designed for investors who desire a consistent level of income.(6)

-JANUS ASPEN SERIES--FLEXIBLE INCOME PORTFOLIO seeks long-term capital growth, consistent with preservation of capital and balanced by current income. The Portfolio pursues its investment objective by investing 40%-60% of its assets in equity securities selected primarily for their growth potential and 40%-60% of its assets in fixed-income securities. Flexible Income Series may have substantial holdings of debt securities rated below investment grade ("high yield, high risk securities," also commonly known as "junk bonds.") High yield, high risk securities involve certain risks. See the Fund's prospectus for a discussion of these risks.(6)

-JANUS ASPEN SERIES--GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with the preservation of capital. The Portfolio pursues its investment objective by investing in common stocks of companies of any size.(6)

-JANUS ASPEN SERIES--SHORT-TERM BOND PORTFOLIO seeks as high a level of current income as is consistent with preservation of capital by investing primarily in short- and intermediate-term fixed income securities.(6)

-JANUS ASPEN SERIES--WORLDWIDE GROWTH PORTFOLIO seeks long-term growth of capital in a manner consistent with preservation of capital. The Portfolio pursues its investment objective primarily through investments in common stocks of foreign and domestic issuers.(6)

-LEXINGTON NATURAL RESOURCES TRUST is a non-diversified portfolio that seeks long-term growth of capital through investment primarily in common stocks of companies which own or develop natural resources and other basic commodities or supply goods and services to such companies.(7)

-NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST-- GROWTH PORTFOLIO seek capital appreciation without regard to income. The Portfolio pursues its investment objective by investing in common stocks, often of companies that may be temporarily out of favor in the market.(8)

-SCUDDER VARIABLE LIFE INVESTMENT FUND-- INTERNATIONAL PORTFOLIO seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.(9)

-TCI PORTFOLIOS, INC.--TCI GROWTH (A TWENTIETH CENTURY FUND) seeks capital growth. The Fund seeks to achieve its objective by investing in common stocks (including securities convertible into common stocks) and other securities that meet certain fundamental and technical standards of selection and, in the opinion of the Fund's investment manager, have better than average potential for appreciation.(10)

Investment Advisers for each of the Funds:
 (1) Aetna Life Insurance and Annuity Company
 (2) Fred Alger Management, Inc.
 (3) Calvert Asset Management Company, Inc.
 (4) Fidelity Management & Research Company
 (5) Franklin Advisers, Inc.
 (6) Janus Capital Corporation
 (7) Lexington Management Corporation (adviser);
  Market Systems Research Advisors, Inc. (subadviser)
 (8) Neuberger & Berman Management Incorporated
 (9) Scudder, Stevens & Clark, Inc.
(10) Investors Research Corporation

    RISKS ASSOCIATED WITH INVESTMENT IN THE FUNDS. Some of the Funds may use instruments known as derivatives as part of their investment strategies. The use of certain derivatives may involve high risk of volatility to a Fund, and the use of leverage in connection with such derivatives can also increase risk of losses. Some of the Funds may also invest in foreign or international securities which involve greater risks than U.S. investments.

    More comprehensive information, including a discussion of potential risks, is found in the respective Fund prospectuses which accompany this Prospectus. You should read the Fund prospectuses and consider carefully, and on a continuing basis, which Fund or combination of Funds is best suited to your long-term investment objectives.

    CONFLICTS OF INTEREST (MIXED AND SHARED FUNDING). Shares of the Funds are sold to each of the Subaccounts for funding the variable annuity contracts issued by the Company. Shares of the Funds may also be sold to other insurance companies for the same purpose. This is referred to as "shared funding." Shares of the Funds may also be used for funding variable life insurance contracts issued by the Company or by third parties. This is referred to as "mixed funding."

    Because the Funds available under the Contract are sold to fund variable annuity contracts and variable life insurance policies issued by us or by other companies, certain conflicts of interest could arise. If a conflict of

--------------------------------------------------------------------------------
interest were to occur, one of the separate accounts might withdraw its investment in a Fund, which might force that Fund to sell portfolio securities at disadvantageous prices, causing its per share value to decrease. Each Fund's Board of Directors or Trustees has agreed to monitor events in order to identify any material irreconcilable conflicts which might arise and to determine what action, if any, should be taken to address such conflict.

CREDITED INTEREST OPTIONS

    Purchase Payments may be allocated to one or more of the Credited Interest Options available under the Contract as described below. (The Contract Holder may elect not to offer all Credited Interest Options under its Plan.)*

- The Guaranteed Accumulation Account (GAA) is a credited interest option through which we guarantee stipulated rates of interest for stated periods of time. Amounts must remain in the GAA for the full guaranteed term to received the quoted interest rates, or a market value adjustment (which may be positive or negative) will be applied. (See Appendix I.)

- The Fixed Account is a part of the Company's general account. The Fixed Account guarantees a minimum interest rate, as specified in the Contract. The Company may credit higher interest rates from time to time. Transfers from the Fixed Account are limited. (See Appendix II.)

- The Fixed Plus Account is also a part of the Company's general account and guarantees a minimum interest rate, as specified in the Contract. The Company may credit higher interest rates in its discretion. Withdrawals and transfers from the Fixed Plus Account are limited. (See Appendix III.)

* GAA is no longer available under the Contract issued to the Erie County Public Employee Deferred Compensation Plan. If Participants currently have funds in GAA, as a Guaranteed Term matures, unless the Participant instructs us otherwise, amounts will automatically be transferred to the Fixed Account.

                                    PURCHASE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

CONTRACT AVAILABILITY

    The Contracts are designed for Plans established by organizations for their deferred compensation plans under Section 457 of the Code, and for qualified defined contribution plans under Section 401(a) of the Code. The Contract is generally owned by the employer, and an Account is established for each Participant, as directed by the Contract Holder, to identify contract values during the Accumulation Period. A Participant's record under the Contract is known as his or her "Account."

    Under Section 457 Plans, the employer has all right, title and interest in the amounts held under the Contract or in the Account. The Contract will be part of the employer's general assets, subject to the claims of its general creditors. Benefits available to you are governed exclusively by the provisions of the Plan and are backed only by the general assets of the employer. Under
Section 401 Plans, Participants have such rights as are authorized by the Contract Holder and by the terms of the Plan. Under both types of Plans, some of the options and elections available under the Contract may not be available to you under the provisions of your Plan. Contact your employer for information regarding your Plan.

CONTRACT PURCHASE

    Eligible organizations may acquire a Contract by submitting an application to the Company. Once we approve the application, a group Contract is issued to the employer as the Contract Holder. The Company will establish an Account for a Participant upon receipt of an enrollment form.

    The Company must accept or reject an application or enrollment form within two business days of receipt. If a form is incomplete, the Company may hold any forms and accompanying Purchase Payments for five days. Purchase Payments may be held for longer periods only with the consent of the Contract Holder, pending acceptance of the forms. Initial payments held for longer than the five business days will be deposited in the Aetna Variable Encore Fund Subaccount until the forms are completed.

PURCHASE PAYMENTS

    Generally, two types of Purchase Payments may be made under the Contract, and depending upon which type of payment is made, different Accounts may be established for each payment type. Continuing, periodic payments will be placed in "Installment Purchase Payment Accounts." Installment Purchase Payments must be at least $50 per month ($600 annually) per Participant. No payment may be less than $25. Lump-sum transfers of amounts accumulated under a pre-existing plan may be

--------------------------------------------------------------------------------
placed in "Single Purchase Payment Accounts" in accordance with the Company's procedures and minimums in effect at the time of purchase. The Code imposes a maximum limit on annual Purchase Payments which may be excluded from a Participant's gross income. (See "Tax Status.")

    ALLOCATION OF PURCHASE PAYMENTS. Purchase Payments will initially be allocated to the Subaccounts or Credited Interest Options as specified by the Contract Holder (or you, if authorized by the Contract Holder) on the enrollment form. Changes in such allocation may be made in writing or by telephone transfer. Allocations must be in whole percentages, and there may be limitations on the number of investment options that can be selected during the Accumulation Period. (See "Transfers.")

RIGHT TO CANCEL

    The Contract Holder may cancel participation under the Contract without penalty by returning it to the Company with a written notice of cancellation. In most states, Contract Holders have ten days to exercise this right; some states allow a longer free-look period. When we receive the request for cancellation, we will return the Account Value, unless the laws of the state in which the Contract was issued require that we return the initial Purchase Payment (if greater than the Account Value). In states that do not require a return of Purchase Payments, the purchaser bears the entire investment risk for amounts allocated among the Subaccounts during the free look period. Account Values will be determined as of the Valuation Date on which we receive the request for cancellation at our Home Office.

TRANSFER CREDITS

    The Company may provide a transfer credit on "transferred assets," subject to certain conditions and state approvals. Transferred assets are the value of contributions made on your behalf under this Plan or a prior plan before such amounts are applied to this Contract. The transfer credit will equal a percentage of the transferred assets applied to the Contract that remain in the Contract after a specified period of time. Once a transfer credit is applied to the Contract, all provisions of the Contract apply. This benefit is provided on a nondiscriminatory basis. If a transfer credit is due under the Contract, you will be provided with additional information specific to the Contract.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

DAILY DEDUCTIONS FROM THE SEPARATE ACCOUNT

    MORTALITY AND EXPENSE RISK CHARGE. The Company makes a daily deduction from each of the Subaccounts for the mortality and expense risk charge. The charge is equal, on an annual basis, to 1.25% of the daily net assets of the Subaccounts and compensates the Company for the assumption of mortality and expense risks under the Contract. The mortality risks are those assumed for our promise to make lifetime payments according to annuity rates specified in the Contract. The expense risk is the risk that the actual expenses for costs incurred under the Contract will exceed the maximum costs that can be charged under the Contract.

    If the amount deducted for mortality and expense risks is not sufficient to cover the mortality costs and expense shortfalls, the loss is borne by the Company. If the deduction is more than sufficient, the excess may be used to recover distribution expense relating to the Contracts and as a source of profit for the Company. The Company expects to make a profit from the mortality and expense risk charge.

    ADMINISTRATIVE CHARGE. The Company reserves the right to make a deduction from each of the Subaccounts for an administrative charge. The administrative charge compensates the Company for administrative expenses that exceed revenues from the maintenance fee described below. The charge is set at a level which does not exceed the average expected cost of the administrative services to be provided while the Contract is in force. The Company does not expect to make a profit from this charge.

    Under the Contract, the amount of the administrative charge may be of an amount equal, on an annual basis, to a maximum of 0.25% of the daily net assets of the Subaccounts. There is currently no administrative charge during the Annuity Period. Once an Annuity Option is elected, the charge will be established and will be effective during the entire Annuity Period.

MAINTENANCE FEE

    During   the  Accumulation  Period,  the   Company  will  deduct  an  annual
maintenance  fee  from  each  Installment   Purchase  Payment  Account  on   its
anniversary date. The

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                                       5
maintenance fee is to reimburse the Company for some of its administrative expenses relating to the establishment and maintenance of the Accounts.

    The maximum maintenance fee that can be deducted under the Contract is $20. However, the maintenance fee may be reduced or eliminated depending upon certain criteria described below. The maintenance fee will be deducted on a pro rata basis from each Subaccount and Credited Interest Option in which the Account is invested. If the Account Value is withdrawn, the full maintenance fee will be deducted at the time of withdrawal.

    REDUCTION OR ELIMINATION OF THE MAINTENANCE FEE. The annual maintenance fee may be reduced or eliminated under various conditions as agreed to by us and the Contract Holder in writing. Any reduction or elimination of the annual maintenance fee will reflect differences in administrative costs and services after taking into consideration factors such as the following:

- the size, characteristics, and nature of the group to which a Contract is issued;

- the level of our anticipated expenses in administering the Contract, such as billing for Purchase Payments, producing periodic reports, providing for the direct payment of Contract charges rather than having them deducted from Account Values, and any other factors pertaining to the level and expense of administrative services which will be provided under the Contract.

    Any reduction or elimination of maintenance fees will not be unfairly discriminatory against any person. We will make any reduction in annual maintenance fees according to our own rules in effect at the time an application for a Contract is approved. We reserve the right to change these rules from time to time.

DEFERRED SALES CHARGE

    Withdrawals of all or a portion of the Account Value may be subject to a deferred sales charge. The deferred sales charge is a percentage of the amount withdrawn from the Subaccounts, the Fixed Account or the Guaranteed Accumulation Account. No deferred sales charge is deducted from amounts withdrawn from the Fixed Plus Account.

    For Installment Purchase Payment Accounts, the deferred sales charge is based on the number of completed Purchase Payment Periods. For Single Purchase Payment Accounts, it is based on the number of Contract Years that have elapsed since the Purchase Payments were made. The amount of the deferred sales charge is determined in accordance with the schedule set forth in the following tables:

       INSTALLMENT PURCHASE PAYMENT ACCOUNTS

                                          DEFERRED
                                            SALES
PURCHASE PAYMENT                           CHARGE
PERIODS COMPLETED                         DEDUCTION
----------------------------------------  ---------
Less than 5                                    5%
5 or more but less than 7                      4%
7 or more but less than 9                      3%
9 or more but less than 10                     2%
more than 10                                   0%

         SINGLE PURCHASE PAYMENT ACCOUNTS
                                          DEFERRED
                                            SALES
ACCOUNT YEARS                              CHARGE
COMPLETED                                 DEDUCTION
----------------------------------------  ---------
Less than 5                                    5%
5 or more but less than 6                      4%
6 or more but less than 7                      3%
7 or more but less than 8                      2%
8 or more but less than 9                      1%
9 or more                                      0%

    If you transfer the total account value under another deferred compensation annuity contract issued by the Company to an Account under this Contract, the effective date of the new Account will be the same effective date as the former contract for purposes of calculating the applicable deferred sales charge under this Contract.

    A deferred sales charge will not be deducted from any portion of the Account Value which is:

- applied to provide Annuity benefits;

- withdrawn on or after the tenth anniversary of the effective date of the Account;

- withdrawn due to a hardship resulting from an unforeseeable emergency, as specified in the Code;

- paid due to your death before Annuity payments begin;

- withdrawn due to the election of an Additional Withdrawal Option (see "Additional Withdrawal Options");

- paid where the Account Value is $3,500 or less and no amount has been withdrawn or used to purchase Annuity benefits during the prior 12 months;

--------------------------------------------------------------------------------

- withdrawn due to the Participant's separation from service with the employer (the Contract Holder must submit documentation satisfactory to the Company confirming that the Participant is no longer providing services to the employer); or

- withdrawn from an Installment Purchase Payment Account by a Participant who is at least age 59 1/2 and who has completed nine Purchase Payment Periods.

    The deduction for the deferred sales charge will not exceed 8.5% of the total Purchase Payments actually made to the Account. The Company does not anticipate that the deferred sales charge will cover all sales and administrative expenses which it incurs in connection with the Contract; the difference will be covered by the general assets of the Company which are attributable, in part, to the mortality and expense risk charge described above.

    REDUCTION  OR ELIMINATION  OF THE DEFERRED  SALES CHARGE.   For a particular
Plan, we may reduce, waive or eliminate the deferred sales charge. Any reduction, waiver or elimination of such charges will reflect differences or expected differences in the amounts of unrecovered distribution costs or services of the types that the charge is intended to defray. When considering whether to reduce or eliminate such charges or to grant such a waiver, we will take into account factors which may include the following:

- the number of participants under the Plan;

- the expected level of assets or cash flow under the Plan;

- the level of agent involvement in sales activities;

- the level of our sales-related expenses;

- the specific distribution provisions under the Plan;

- the Plan's purchase of one or more other variable annuity contracts from us and the features of those contracts;

- the level of employer involvement in determining eligibility for distributions under the Contract; and

- our assessment of financial risk to the Company relating to surrenders.

    Any reduction, waiver or elimination of deferred sales charges will not be unfairly discriminatory against any person.

    We may also negotiate provisions regarding the deferred sales charge with respect to Contracts issued to certain employer groups or associations which have negotiated on behalf of its employees. All variations in, or elimination of, provisions regarding the deferred sales charge resulting from such negotiations will be offered uniformly to all employees within the group. For specific information on fees applicable to your Account, please call the number listed under the "Inquiries" section.

    We will make any reduction in deferred sales charge according to our own rules in effect at the time an application for a Contract is approved. We reserve the right to change these rules from time to time.

FUND EXPENSES

    Each Fund incurs certain expenses which are paid out of its net assets. These expenses include, among other things, the investment advisory or "management" fee. The expenses of the Funds are illustrated in the Fee Table in this Prospectus and described more fully in the accompanying Fund prospectuses.

PREMIUM AND OTHER TAXES

    Several states and municipalities impose a premium tax on Annuities. These taxes currently range from 0% to 4%. The Company reserves the right to deduct premium tax against Purchase Payments or Account Values at any time, but no earlier than when we have a tax liability under state law. The Company's current practice is to deduct for premium taxes at the time of complete withdrawal or annuitization. In addition to the premium tax, the Company reserves the right to assess a charge for any state or federal taxes due against the Contract or the Separate Account assets.

--------------------------------------------------------------------------------

                               CONTRACT VALUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ACCOUNT VALUE

    Until the Annuity Date, the Account Value is the total dollar value of amounts held in the Account as of any Valuation Date. The Account Value at any given time is based on the value of the units held in each Subaccount, plus the value of amounts held in any of the Credited Interest Options.

ACCUMULATION UNITS

    The value of your interests in a Subaccount is expressed as the number of "Accumulation Units" that you hold multiplied by an "Accumulation Unit Value" (or "AUV") for each unit. The AUV on any Valuation Date is determined by multiplying the value on the immediately preceding Valuation Date by the net investment factor of that Subaccount for the period between the immediately preceding Valuation Date and the current Valuation Date. (See "Net Investment Factor" below.) The Accumulation Unit Value will be affected by the investment performance, expenses and charges of the applicable Fund and is reduced each day by a percentage that accounts for the daily assessment of mortality and expense risk charges and the administrative charge (if any).

    Initial Purchase  Payments will  be credited  to your  Account as  described under "Contract Purchase." Each Subsequent Purchase Payment (or amount transferred) will be credited to your Account at the AUV computed on the next Valuation Date following our receipt of your payment or transfer request. The value of an Accumulation Unit may increase or decrease.

NET INVESTMENT FACTOR

    The net investment factor is used to measure the investment performance of a Subaccount from one Valuation Date to the next. The net investment factor for a Subaccount for any valuation period is equal to the sum of 1.0000 plus the net investment rate. The net investment rate equals:

    (a) The net assets of the Fund held by the Subaccount on the current Valuation Date, minus
    (b) the net assets of the Fund held by the Subaccount on the preceding Valuation Date, plus or minus
    (c) taxes or provisions for taxes, if any, attributable to the operation of the Subaccount, divided by
    (d) the AUV of the Subaccount on the preceding Valuation Date, minus
    (e) a daily charge at the annual effective rate of 1.25% for mortality and expense risks and up to 0.25% as an administrative expense charge (currently 0%).

    The net investment rate may be either positive or negative.

                                   TRANSFERS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    At any time prior to the Annuity Date, the Contract Holder, or you (if permitted by the Contract Holder), can transfer amounts held under the Contract from one Subaccount to another. Transfers between the Credited Interest Options and the Subaccounts are subject to certain restrictions. (See Appendices I, II and III.) A request for transfer can be made either in writing or by telephone. The telephone transfer privilege is available automatically; no special election is necessary. All transfers must be in accordance with the terms of the Contract and your Plan, as applicable.

    The Company currently allows unlimited transfers of accumulated amounts to available investment options without charge, provided that the transfer amount is not less than $500. However, the total number of investment options that may be selected during the Accumulation Period may be limited, as set forth on your enrollment form. Any transfer will be based on the Accumulation Unit Value next determined after the Company receives a valid transfer request at its Home Office. Transfers are currently not available during the Annuity Period; however, they may be available under some Annuity Options beginning later in 1996. (See "Annuity Period-- Annuity Options.")

DOLLAR COST AVERAGING PROGRAM

    You may establish automated transfers of Account Values on a monthly or quarterly basis through the Company's Dollar Cost Averaging Program, if available under your Plan. Dollar Cost Averaging is a system for investing a fixed amount of money at regular intervals over a period of time. Dollar Cost Averaging does not ensure a profit nor guarantee against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. For additional information, please refer to the Inquiries Section of the Prospectus Summary, which describes how you can obtain further information.

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                                       8

                                  WITHDRAWALS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    Subject to the limitations on withdrawals from the Fixed Plus Account, the Contract Holder may withdraw all or a portion of the Account Value at any time during the Accumulation Period. To request a withdrawal, the Contract Holder, on your behalf, must properly complete a disbursement form and send it to our Home Office. Payments for withdrawal requests will be made in accordance with SEC requirements, but normally not later than seven calendar days following our receipt of a disbursement form.

    Withdrawals may be requested in one of the following forms:

-FULL WITHDRAWAL OF THE CONTRACT OR AN ACCOUNT: The amount paid upon a full withdrawal will be the Account Value(s) allocated to the Subaccounts, the Guaranteed Accumulation Account (plus or minus a market value adjustment) (see Appendix I), and the Fixed Account, minus any applicable deferred sales charge and maintenance fee due, plus the amount available for withdrawal from the Fixed Plus Account (see Appendix III).

-PARTIAL WITHDRAWALS (Percentage): The amount paid will be the percentage of the Account Value(s) requested minus any applicable deferred sales charge; however, amounts available for withdrawal from the Fixed Plus Account is limited (see Appendix III).

-PARTIAL WITHDRAWAL (Specified Dollar Amount): The amount paid will be the dollar amount requested. However, the amount withdrawn from the Account will equal the amount requested plus any applicable deferred sales charge. The amount available for withdrawal from the Fixed Plus Account is limited (see Appendix III).

    For any partial withdrawal, the value of the Accumulation Units canceled will be withdrawn proportionately from the Subaccounts or Credited Interest Options in which Purchase Payments are allocated, unless otherwise requested in writing by the Contract Holder. All amounts paid will be based on Account Values as of the next Valuation Date after we receive a request for withdrawal at our Home Office, or on such later date as the disbursement form may specify.

                         ADDITIONAL WITHDRAWAL OPTIONS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    The Company offers certain withdrawal options under the Contract that are not considered annuity options ("Additional Withdrawal Options"). To exercise these options, the Account Value must meet the minimum dollar amounts and age criteria applicable to that option.

    The Additional Withdrawal Options currently available under the Contract include the following:

-SWO--SYSTEMATIC WITHDRAWAL OPTION. SWO is a series of partial withdrawals from the Account based on a payment method you select. It is designed for those who want a periodic income while retaining investment flexibility for amounts accumulated under a Contract.

-ECO--ESTATE CONSERVATION OPTION. ECO offers the same investment flexibility as SWO but is designed for those who want to receive only the minimum distribution that the Code requires each year. Under ECO, the Company calculates the minimum distribution amount required by law at age 70 1/2 or retirement, if later, and pays you that amount once a year. (See "Tax Status.")

    Other Additional Withdrawal Options may be added from time to time. Additional information relating to any of the Additional Withdrawal Options may be obtained from your local representative or from the Company at its Home Office.

    If you select one of the Additional Withdrawal Options, your Account will retain all of the rights and flexibility permitted under the Contract during the Accumulation Period. The Account Value will continue to be subject to the charges and deductions described in this Prospectus.

    Once elected, an Additional Withdrawal Option may be revoked by the Contract Holder at any time by submitting a written request to our Home Office. Any revocation will apply only to the amount not yet paid. Once an option is revoked, it may not be elected again, nor may any other Additional Withdrawal Options be elected. To determine whether the Additional Withdrawal Options are available under your Plan, and to assess the terms and conditions that may apply, you should check with your employer. Any pay-out election that you make under a Section 457 Plan must be irrevocable. The Company reserves the right to discontinue the availability of one or all of these Additional Withdrawal Options at any time, and/or to change the terms of future elections.

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                                       9

                    DEATH BENEFIT DURING ACCUMULATION PERIOD
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    The Contract provides that a death benefit is payable to the Contract Beneficiary upon the death of the Participant before the Annuity Date. The Contract Holder may direct that we make such payment to the Plan Beneficiary. The amount of the death benefit will be equal to the Account Value. Death benefit proceeds may be paid to the Contract Beneficiary:

- in a lump sum;

- in accordance with any of the Annuity Options available under the Contract; or

- under any Additional Withdrawal Options available under the Contract (if the Plan Beneficiary is your spouse).

    The Contract Holder, on behalf of a Plan Beneficiary may instead elect one of the following two options; however, the Code limits how long the death benefit proceeds may be left in these options (see below):

- to leave the Account Value invested in the Contract; or

- to leave the Account Value on deposit in the Company's general account, and to receive monthly, quarterly, semi-annual or annual interest payments at the interest rate then being credited on such deposits. The balance on deposit can be withdrawn at any time or applied to an Annuity Option.

    When paying the Contract Beneficiary, we will determine the Account Value on the Valuation Date following the date on which we receive proof of death acceptable to the Company. Interest, if any, will be paid from the date of death at a rate no less than required by law. We will mail payment to the Contract Holder, or to the Plan Beneficiary, if requested by the Contract Holder, within seven days after we receive proof of death.

    The Code requires that distribution of death proceeds begin within a certain period of time. Generally, if your Plan Beneficiary is not your spouse, either payments must begin by December 31 of the year following the year of your death, or the entire value of your benefits must be distributed by December 31 of the fifth year following the year of your death. If your Plan Beneficiary is your spouse, he or she is not required to begin distributions until the year you would have attained age 70 1/2. In no event may payments extend beyond the life expectancy (not to exceed 15 years for a non-spousal 457 Plan Beneficiary) of the Plan Beneficiary or any period certain greater than the Plan Beneficiary's life expectancy.

    If no elections are made, no distributions will be made. Failure to commence distributions within the above time periods can result in tax penalties.

    Regardless of the method of payment, death benefit proceeds will generally be taxed to the Plan Beneficiary in the same manner as if you had received those payments. (See "Tax Status.") Also, for 457 Plans, any distribution payable over a period of more than one year must be made in substantially non-increasing amounts.

                                 ANNUITY PERIOD
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

ANNUITY PERIOD ELECTIONS

    The Code generally requires that minimum annual distributions of the Account Value must begin by April 1st of the calendar year following the calendar year in which a Participant attains age 70 1/2 or retires, if later. In addition, distributions must be in a form and amount sufficient to satisfy the Code requirements. These requirements may be satisfied by the election of certain Annuity Options or Additional Withdrawal Options. (See "Tax Status.")

    At least 30 days prior to the Annuity Date, the Contract Holder must notify us in writing of the following:

- the date on which you would like to start receiving annuity payments;

- the Annuity Option under which you want your payments to be calculated and paid;

- whether the payments are to be made monthly, quarterly, semi-annually or annually; and

- the investment option(s) used to provide annuity payments (i.e., a fixed annuity using the general account or any of the Subaccounts available at the time of annuitization). As of the date of this Prospectus, Aetna Variable Fund, Aetna Income Shares and Aetna Advisers Fund, Inc. are the only Subaccounts available; however, additional Subaccounts may be available under some Annuity Options in the future. (See "Annuity Options.")

--------------------------------------------------------------------------------

Annuity payments will not begin until an Annuity Option has been selected. Until a date and option are elected, the Account will continue in the Accumulation Period. Once annuity payments begin, the Annuity Option may not be changed, nor may transfers currently be made among the investment options(s) selected. (See "Annuity Options" below for more information about transfers during the Annuity Period.)

    Under Contracts issued to the Erie County Public Employee Deferred Compensation Plan, the Lifetime Annuity Options listed below may not be elected and the "Payment for a Specified Period" nonlifetime option, if selected, must be elected for a period of at least three years and not more than the lesser of fifteen years or the life expectancy of the Participant.

ANNUITY OPTIONS

    The Contract Holder may choose one of the following Annuity Options:

LIFETIME ANNUITY OPTIONS:

-OPTION 1--Life Annuity--An annuity with payments ending on the Annuitant's death.

-OPTION 2--Life Annuity with Guaranteed Payments-- An annuity with payments guaranteed for 5, 10, 15 or 20 years, or such other periods as the Company may make available at the time of annuitization.

-OPTION 3--Life Income based Upon the Lives of Two Payees--An annuity will be paid during the lives of the Annuitant and a second Annuitant, with 100%, 66 2/3% or 50% of the payment to continue after the first death, or 100% of the payment to continue at the death of the second Annuitant and 50% of the payment to continue at the death of the Annuitant.

-OPTION 4--Life Income based Upon the Lives of Two Payees--An annuity with payments for a minimum of 120 months, with 100% of the payment to continue after the first death.

    If Option 1 or 3 is elected, it is possible that only one Annuity Payment will be made if the Annuitant under Option 1, or the surviving Annuitant under Option 3, should die prior to the due date of the second Annuity Payment. Once lifetime Annuity payments begin, the Annuitant cannot elect to receive a lump-sum settlement.

NONLIFETIME ANNUITY OPTIONS:

-OPTION 1--PAYMENTS FOR A SPECIFIED PERIOD-- payments will continue for a specified period of time, as provided for under your Contract.

    Under the nonlifetime option, the number of years that may be selected are determined by the investment options used prior to annuitization. For amounts held in the Fixed Plus Account, the annuity may be paid on a fixed or variable basis and payments may be made for 5-30 years. For amounts held in the Subaccounts, the Guaranteed Accumulation Account or the Fixed Account, an annuity may be selected on a fixed or variable basis and payments may be made for 3-30 years. If a nonlifetime option is elected on a variable basis, the Annuitant may request at any time during the payment period that the present value of all or any portion of the remaining variable payments be paid in one sum. However, any lump-sum elected before three years of payments have been completed will be treated as a withdrawal during the Accumulation Period and any applicable deferred sales charge will be assessed. (See "Charges and Deductions-- Deferred Sales Charge.") The nonlifetime option is not available on a variable basis under a Contract which provides for immediate Annuity benefits.

    We may also offer additional Annuity Options under the Contract from time to time. Beginning in May 1996, the Company expects to offer additional Annuity Options and enhanced versions of the Annuity Options listed above. These additional Annuity Options and enhanced versions of the existing options will have additional Subaccounts available and will allow transfers between Subaccounts during the Annuity Period. (Additional Subaccounts and transfer capability are expected during the second half of 1996.) Such additional or enhanced options will be made available by an endorsement to the Contract, which will include the guaranteed annuity payout rates and other terms applicable to such options. (Depending on which guaranteed payout rates apply to the existing options, the guaranteed payout rates for the new and enhanced options will be the same or lower.) Please refer to the Contract, or call the number listed in the "Inquiries" section of the Prospectus Summary, to determine which options are available and the terms of such options. It is not expected that these additional or enhanced options will be made available to those who have already commenced receiving Annuity Payments.

ANNUITY PAYMENTS

    DATE PAYOUTS START. When payments start, the age of the Annuitant plus the number of years for which payments are guaranteed must not exceed 95. Annuity payments may not extend beyond (a) the life of the Annuitant, (b) the joint lives of the Annuitant and beneficiary, (c) a period certain greater than the

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                                       11

Annuitant's life expectancy, or (d) a period certain greater than the joint life expectancies of the Annuitant and beneficiary.

    AMOUNT OF EACH ANNUITY PAYMENT. The amount of each payment depends on the Account Value, how it is allocated between fixed and variable payouts and the annuity option chosen. No election may be made that would result in the first Annuity payment of less than $20, or total yearly Annuity Payments of less than $100. If the Account Value on the Annuity Date is insufficient to elect an option for the minimum amount specified, a lump-sum payment must be elected.

    If Annuity Payments are to be made on a variable basis, the first and subsequent payments will vary depending on the assumed net investment rate selected (3 1/2% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity Payments will increase thereafter only to the extent that the net investment rate exceeds 5% on an annualized basis. Annuity Payments would decline if the rate were below 5%. Use of the 3 1/2% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate. (See the Statement of Additional Information for further discussion on the impact of selecting an assumed net investment rate.)

CHARGES DEDUCTED DURING THE ANNUITY PERIOD

    We make a daily deduction for mortality and expense risks from any amounts held on a variable basis. Therefore, electing the nonlifetime option on a variable basis will result in a deduction being made even though we assume no mortality risk. We may also deduct a daily administrative charge from amounts held under the variable options. (See "Charges and Deductions.")

DEATH BENEFIT PAYABLE DURING THE
ANNUITY PERIOD

    If a Participant dies after Annuity Payments have begun, any death benefit payable will depend on the terms of the Contract and the Annuity Option selected. If Option 1 or Option 3 was elected, Annuity Payments will cease on the death of the Annuitant under Option 1 or the death of the surviving Annuitant under Option 3.

    If Lifetime Option 2 or Option 4 was elected and the death of the Annuitant under Option 2, or the surviving Annuitant under Option 4, occurs prior to the end of the guaranteed minimum payment period, we will pay to the Contract Beneficiary in a lump sum, unless otherwise requested, the present value of the guaranteed annuity payments remaining.

    If the nonlifetime option was elected, and the Annuitant dies before all payments are made, the value of any remaining payments may be paid in a lump-sum to the Contract Beneficiary (unless otherwise requested), and no deferred sales charge will be imposed.

    If the Participant dies after Annuity payments have begun and if there is a death benefit payable under the Annuity option elected, the remaining value must be distributed to the Plan Beneficiary at least as rapidly as under the original method of distribution and, for 457 Plans, in substantially nonincreasing amounts.

    Any lump-sum payment paid under the applicable lifetime or nonlifetime Annuity options will be made within seven calendar days after proof of death acceptable to us, and a request for payment are received at our Home Office. The value of any death benefit proceeds will be determined as of the next Valuation Date after we receive acceptable proof of death and a request for payment. Under Options 2 and 4, such value will be reduced by any payments made after the date of death.

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                                       12

                                   TAX STATUS
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--------------------------------------------------------------------------------

INTRODUCTION

    The following provides a general discussion and is not intended as tax advice. This discussion reflects the Company's understanding of current federal income tax law. Such laws may change in the future, and it is possible that any change could be retroactive (i.e., effective prior to the date of the change). The Company makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract. The ultimate effect of federal income taxes on the amounts held under a Contract, on Annuity Payments, and on the economic benefit to the Contract Holder, Participant or beneficiary may depend upon the tax status of the individual concerned. Any person concerned about these tax implications should consult a competent tax adviser before initiating any transaction.

TAXATION OF THE COMPANY

    The Company is taxed as a life insurance company under the Code. Since the Separate Account is not an entity separate from the Company, it will not be taxed separately as a "regulated investment company" under the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that the Separate Account's investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts.

    The Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) in order to set aside provisions to pay such taxes.

CONTRACTS USED WITH CERTAIN RETIREMENT PLANS

    IN GENERAL:  The  Contract is designed  for use with  Section 457 plans  and
Section 401 Plans. The tax rules applicable to retirement plans vary according to the terms and conditions of the plan.

    The Company makes no attempt to provide more than general information about use of the Contracts with the various types of retirement plans. Participants as well as beneficiaries are cautioned that the rights of any person to any benefits under the Contracts may be subject to the terms and conditions of the plans themselves, in addition to the terms and conditions of the Contract issued in connection with such plans. Some retirement plans are subject to distribution and other requirements that are not incorporated in the provisions of the Contracts. Purchasers are responsible for determining that contributions, distributions and other transactions with respect to the Contracts satisfy applicable laws and should consult their legal counsel and tax adviser regarding the suitability of the Contract.

    MINIMUM DISTRIBUTION REQUIREMENTS: The Code has required distribution rules for Section 457 and 401(a) Plans. Distributions under Section 457 and 401(a) Plans must generally begin by April 1 of the calendar year following the calendar year in which you attain age 70 1/2. For governmental or church plans, distributions must begin by April 1 of the calendar year following the year in which you attain age 70 1/2 or retire, whichever occurs later.

    In general, annuity payments must be distributed over your life or the joint lives of you and your Plan Beneficiary, or over a period not greater than your life expectancy or the joint life expectancies of you and your beneficiary. Also, any distribution under a Section 457 Plan payable over a period of more than one year must be made in substantially non-increasing amounts.

    If you die after the required minimum distribution has commenced, distributions to your Plan Beneficiary must be made at least as rapidly as under the method of distribution in effect at the time of your death. However, if the minimum required distribution is calculated each year based on your single life expectancy or the joint life expectancies of you and your Plan Beneficiary, the regulations for Code Section 401(a)(9) provide specific rules for calculating the minimum required distributions at your death. For example, if you have elected ECO with the calculation based on your single life expectancy, and the life expectancy is recalculated each year, your recalculated life expectancy becomes zero in the calendar year following your death and the entire remaining interest must be distributed to your beneficiary by December 31 of the year following your death. However, under Section 401 Plans, a spousal beneficiary has certain rollover rights which can only be exercised in the year of your death. The rules are complex and you should consult your tax adviser before electing the method of calculation to satisfy the minimum distribution requirements.

    If you die before the required minimum distribution has commenced, your entire interest must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. Alternatively,

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                                       13
payments may be made over the life of the Plan Beneficiary or over a period not extending beyond the life expectancy of the Plan Beneficiary (for Section 457 Plans, not to exceed 15 years for a non-spousal beneficiary), provided the distribution begins by December 31 of the calendar year following the calendar year of your death, or December 31 of the calendar year in which you would have attained age 70 1/2.

    If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

SECTION 457 PLANS

    Section 457 provides for certain deferred compensation plans. These plans may be offered with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. These plans are subject to various restrictions on contributions and distributions. The plans may permit participants to specify the form of investment for their deferred compensation account. In general, all investments are owned by the sponsoring employer and are subject to the claims of the general creditors of the employer. Depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and reportable to the IRS as taxable income. This includes payments for death benefits, periodic and nonperiodic distributions. Also, all amounts, except death benefit proceeds, are subject to federal income tax withholding as wages. If we make payments directly to a Participant on behalf of the employer as Contract Holder, we will withhold federal taxes (and state taxes, if applicable).

    The Code imposes a maximum limit on annual Purchase Payments which may be excluded from your gross income. For Section 457 Plan Participants, such limit is generally the lesser of $7,500 or 33 1/3% of your includible compensation (25% of gross compensation).

SECTION 401(A) PLANS.

    Section 401(a) permits certain employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish various types of retirement plans for themselves and for their employees. These retirement plans may permit the purchase of the Contracts to accumulate retirement savings under the plans. Adverse tax consequences to the plan, to the Participant or to both may result if this Contract is assigned or transferred to an individual except to a Participant as a means to provide benefit payments.

    The Code imposes a maximum limit on annual Purchase Payments that may be excluded from a Participant's gross income. Such limit must be calculated under the Plan by the employer in accordance with Section 415 of the Code. This limit is generally the lesser of 25% of your compensation or $30,000. In addition, Purchase Payments will be excluded from a Participant's gross income only if the
Section 401(a) Plan meets the applicable nondiscrimination requirements.

    All distributions will be taxed as they are distributed unless you made a rollover contribution of the distribution to another plan of the same type or to an individual retirement annuity/account ("IRA") in accordance with the Code, or unless you have made after-tax contributions to the plan, which are not taxed upon distribution. The Code has specific rules that apply, depending on the type of distribution received, if after-tax contributions were made.

    In general, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments, except that a limited death benefit exclusion may apply.

    Pension and annuity distributions generally are subject to withholding for the recipient's federal income tax liability at rates that vary according to the type of distribution and the recipient's tax status. Recipients may be provided the opportunity to elect not to have tax withheld from distributions; however, certain distributions from annuities are subject to mandatory federal income tax withholding. We will report to the IRS the taxable portion of all distributions.

    The Code imposes a 10% penalty tax on the taxable portion of any distribution unless made when (a) you have attained age 59 1/2, (b) you have become disabled, (c) you have died, (d) you have separated from service with the plan sponsor at or after age 55, (e) the distribution amount is rolled over into another plan of the same type in accordance with the terms of the Code, or (f) the distribution amount is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your Plan Beneficiary, provided you have separated from service with the plan sponsor. In addition, the penalty tax does not apply for the amount of a distribution equal to unreimbursed medical expenses incurred by you that qualify for deduction as specified in the Code. The Code may impose other penalty taxes in other circumstances.

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                                       14

                                 MISCELLANEOUS
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--------------------------------------------------------------------------------

VOTING RIGHTS

    Each Contract Holder may direct us in the voting of shares at meetings of shareholders of the appropriate Fund(s). The number of votes to which each Contract Holder may give direction will be determined as of the record date.

    The number of votes each Contract Holder is entitled to direct with respect to a particular Fund during the Accumulation Period is equal to the portion of the current value of the Contract attributable to that Fund, divided by the net asset value of one share of that Fund. During the Annuity Period, the number of votes is equal to the valuation reserve applicable to the portion of the Contract attributable to that Fund, divided by the net asset value of one share of that Fund. In determining the number of votes, fractional votes will be recognized. Where the value of the Contract or valuation reserve relates to more than one Fund, the calculation of votes will be performed separately for each Fund.

    Each Contract Holder will receive a notice of each meeting of shareholders of that Fund, together with any proxy solicitation materials, and a statement of the number of votes attributable to the Contract. Votes attributable to Contract Holders who do not direct us will be cast by us in the same proportion as the votes for which we have received directions.

MODIFICATION OF THE CONTRACT

    The Company may change the Contract as required by federal or state law. In addition, the Company may, upon 30 days written notice to the Contract Holder, make other changes to the Contracts that would apply only to individuals who become Participants under that Contract after the effective date of such changes. If the Contract Holder does not agree to a change, no new Participants will be covered under the Contract. Certain changes will require the approval of appropriate state or federal regulatory authorities.

DISTRIBUTION

    The Company will serve as Underwriter for the securities sold by this Prospectus. The Company is registered as a broker-dealer with the Securities and Exchange Commission and is a member of the National Association of Securities Dealers, Inc. (NASD). As Underwriter, the Company will contract with one or more registered broker-dealers ("Distributors"), including at least one affiliate of the Company, to offer and sell the Contracts. All persons offering and selling the Contracts must be registered representatives of the Distributors and must also be licensed as insurance agents to sell variable annuity contracts. These registered representatives may also provide services to Participants in connection with establishing their Accounts under the Contract.

    Persons offering and selling the Contracts may receive commissions in connection with the sale of the Contracts. The maximum percentage amount that the Company will ever pay as commission with respect to any given Purchase Payment is with respect to those made during the first year of Purchase Payments under an Account. That percentage amount will range from 1% to 6% of those Purchase Payments. The Company may also pay renewal commissions on Purchase Payments made after the first year and, under group contracts, asset-based service fees. The average of all payments made by the Company is estimated to equal approximately 3% of the total Purchase Payments made over the life of an average Contract. The Company may also reimburse the Distributor for certain actual expenses. The name of the Distributor and the registered representative responsible for your Account are set forth on your enrollment form. Commissions and sales related expenses are paid by the Company and are not deducted from Purchase Payments. See "Charges and Deductions--Deferred Sales Charge."

    Occasionally, we may pay commissions and fees to Distributors which are affiliated or associated with the Contract Holder or the Participants. We may also enter into agreements with some entities associated with the Contract Holder or Participants in which we would agree to pay the entity for certain services in connection with administering the Contracts. In both these circumstances there may be an understanding that the Distributor or entity would endorse the Company as a provider of the Contract. You will be notified if you are purchasing a Contract that is subject to these arrangements.

PERFORMANCE REPORTING

    From time to time, the Company may advertise different types of historical performance for the Subaccounts of the Separate Account. The Company may advertise the "standardized average annual total returns" of the Subaccounts, calculated in a manner prescribed by the SEC, as well as the "non-standardized returns." "Standardized average annual total returns" are computed according to a formula in which a hypothetical investment of $1,000 is applied to the Subaccount and then related to the ending redeemable values over the most recent one, five and ten-year periods (or since

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                                       15
inception, if less than ten years). Standardized returns will reflect the reduction of all recurring charges during each period (e.g., mortality and expense risk charges, annual maintenance fees, administrative expense charge (if any) and any applicable deferred sales charge). "Non-standardized returns" will be calculated in a similar manner, except that non-standardized figures will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include a monthly, quarterly, year-to-date and three-year periods.

    The Company may also advertise certain ratings, rankings or other information related to the Company, the Subaccounts or the Funds. Further details regarding performance reporting and advertising are described in the Statement of Additional Information.

TRANSFER OF OWNERSHIP; ASSIGNMENT

    Unless contrary to applicable law, assignment of the Contract or Account is prohibited.

DELAY OR SUSPENSION OF PAYMENTS

    The Company reserves the right to suspend or postpone the date of payment for any benefit or values (a) on any Valuation Date on which the New York Stock Exchange ("Exchange") is closed (other than customary weekend and holiday closings) or when trading on the Exchange is restricted; (b) when an emergency exists, as determined by the SEC, so that disposal of securities held in the Subaccounts is not reasonably practicable or is not reasonably practicable for the value of the Subaccount's assets; or (c) during such other periods as the SEC may by order permit for the protection of investors. The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

LEGAL MATTERS AND PROCEEDINGS

    The Company knows of no material legal proceedings pending to which the Separate Account or the Company is a party or which would materially affect the Separate Account. The validity of the securities offered by this Prospectus has been passed upon by Susan E. Bryant, Esq., Counsel to the Company.

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    The Statement of Additional Information contains more specific information on the Separate Account and the Contract, as well as the financial statements of the Separate Account and the Company. A list of the contents of the SAI is set forth below:

    General Information and History
    Variable Annuity Account C
    Offering and Purchase of Contracts
    Performance Data
      General
      Average Annual Total Return Quotations
    Annuity Payments
    Dollar Cost Averaging
    Sales Material and Advertising
    Independent Auditors
    Financial Statements of the Separate Account
    Financial Statements of the Company

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                                       16

                                   APPENDIX I
                        GUARANTEED ACCUMULATION ACCOUNT
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--------------------------------------------------------------------------------

    THE GUARANTEED ACCUMULATION ACCOUNT ("GAA") IS A CREDITED INTEREST OPTION AVAILABLE DURING THE ACCUMULATION PERIOD UNDER THE CONTRACT OFFERED BY THIS PROSPECTUS. AMOUNTS ALLOCATED TO GAA ARE HELD IN A NONINSULATED, NONUNITIZED SEPARATE ACCOUNT. THIS APPENDIX IS A SUMMARY OF GAA AND IS NOT INTENDED TO REPLACE THE GAA PROSPECTUS. YOU SHOULD READ THE ACCOMPANYING GAA PROSPECTUS CAREFULLY BEFORE INVESTING.

    GAA is a credited interest option in which we guarantee stipulated rates of interest for stated periods of time on amounts directed to GAA. The interest rate stipulated is an annual effective yield; that is, it reflects a full year's interest. Interest is credited daily at a rate that will provide the guaranteed annual effective yield over the period of one year. This option guarantees the minimum interest rate specified in the Contract.

    During a specified period of time (the "deposit period"), amounts may be applied to any or all available Guaranteed Terms within the Short-Term and Long-Term Classifications. Short-Term GAA has Guaranteed Terms from one to three years, and Long-Term GAA has Guaranteed Terms from three to ten years.

    Purchase Payments must remain in GAA for the full Guaranteed Term to receive the quoted interest rates. Withdrawals or transfers from a Guaranteed Term before the end of that Guaranteed Term may be subject to a market value adjustment ("MVA"). An MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. When interest rates increase after the date of deposit, the value of the investment decreases, and the MVA is negative. Conversely, when interest rates decrease after the date of deposit, the value of the investment increases, and the MVA is positive. It is possible that a negative MVA could result in you receiving an amount that is less than the amount paid into GAA.

    As a Guaranteed Term matures, assets accumulating under GAA may be (a) transferred to a new Guaranteed Term, (b) transferred to the other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to a deferred sales charge and/or federal tax liability, and a maintenance fee.

    By notifying us at our Home Office at least 30 days prior to the Annuity Date, you may elect a variable annuity and have amounts that have been accumulating under GAA transferred to one or more of the Subaccounts available during the Annuity Period. GAA cannot be used as an investment option during the Annuity Period.

MORTALITY AND EXPENSE RISK CHARGES

    We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

TRANSFERS

    We will apply an MVA to GAA transfers made before the end of a Guaranteed Term. Transfers of GAA values due to a maturity are not subject to an MVA.

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                                       17

                                  APPENDIX II
                                 FIXED ACCOUNT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    THE FOLLOWING SUMMARIZES MATERIAL INFORMATION CONCERNING THE FIXED ACCOUNT. AMOUNTS ALLOCATED TO THE FIXED ACCOUNT ARE HELD IN THE COMPANY'S GENERAL ACCOUNT THAT SUPPORTS GENERAL INSURANCE AND ANNUITY OBLIGATIONS. INTERESTS IN THE FIXED ACCOUNT HAVE NOT BEEN REGISTERED WITH THE SEC IN RELIANCE ON EXEMPTIONS UNDER THE SECURITIES ACT OF 1933, AS AMENDED. DISCLOSURE IN THE PROSPECTUS REGARDING THE FIXED ACCOUNT, MAY, HOWEVER, BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF SUCH STATEMENTS. DISCLOSURE IN THIS APPENDIX REGARDING THE FIXED ACCOUNT HAS NOT BEEN REVIEWED BY THE SEC.

    The Fixed Account guarantees the minimum interest rate specified in the Contract. The Company may credit a higher interest rate from time to time. The current rate is subject to change at any time, but will never fall below the guaranteed minimum. The Company's determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under the Fixed Account, the Company assumes the risk of investment gain or loss by guaranteeing Account Values and promising a minimum interest rate and Annuity Payment.

    Under certain emergency conditions, we may defer payment of a Fixed Account withdrawal value (a) for a period of up to six months, or (b) as provided by federal law.

    Amounts applied to the Fixed Account will earn the interest rate in effect when actually applied to the Fixed Account.

    The Fixed Account will reflect a compound interest rate credited by us. The interest rate quoted is an annual effective yield. We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

    If a withdrawal is made from the Fixed Account, a deferred sales charge may apply. (See "Charges and Deductions-- Deferred Sales Charge.")

TRANSFERS AMONG INVESTMENT OPTIONS

    Transfers from the Fixed Account to any other available investment option(s) are allowed in each calendar year during the Accumulation Period. The amount which may be transferred may vary at our discretion; however, it will never be less than 10% of the amount held under the Fixed Account. Transfers to the Fixed Plus Account (if available under the Contract) will be permitted without regard to this limitation.

    By notifying us at our Home Office at least 30 days before Annuity payments begin, you may elect to have amounts which have been accumulating under the Fixed Account transferred to one or more of the Subaccounts available during the Annuity Period to provide variable Annuity Payments.

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                                       18

                                  APPENDIX III
                               FIXED PLUS ACCOUNT
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

    THE FOLLOWING SUMMARIZES MATERIAL INFORMATION CONCERNING THE FIXED PLUS ACCOUNT. AMOUNTS ALLOCATED TO THE FIXED PLUS ACCOUNT ARE HELD IN THE COMPANY'S GENERAL ACCOUNT THAT SUPPORTS INSURANCE AND ANNUITY OBLIGATIONS. INTERESTS IN THE FIXED PLUS ACCOUNT HAVE NOT BEEN REGISTERED WITH THE SEC IN RELIANCE ON EXEMPTIONS UNDER THE SECURITIES ACT OF 1933, AS AMENDED. DISCLOSURE IN THIS PROSPECTUS REGARDING THE FIXED PLUS ACCOUNT MAY, HOWEVER, BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF THE STATEMENTS. DISCLOSURE IN THIS APPENDIX REGARDING THE FIXED PLUS ACCOUNT HAS NOT BEEN REVIEWED BY THE SEC.

FIXED PLUS ACCOUNT

    The Fixed Plus Account guarantees that amounts allocated to this option will earn the minimum Fixed Plus interest rate specified in the Contract. We may credit a higher interest rate from time to time. Our determination of interest rates reflects the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing Net Purchase Payment values and promising a minimum interest rate and Annuity payment.

    The Fixed Plus Account will reflect a compound interest rate credited by us. The interest rate quoted is an annual effective yield. Amounts applied to the Fixed Plus Account will earn the Fixed Plus interest rate in effect when actually applied to the Fixed Plus Account. We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited rate.

    Beginning on the tenth Account Year, we will credit amounts held in the Fixed Plus Account with an interest rate that is at least 0.25% higher than the then-declared interest rate for the Fixed Plus Accounts for Accounts that have not reached their tenth anniversary.

    We reserve the right to limit Net Purchase Payment(s) and/or transfers to the Fixed Plus Account.

FIXED PLUS ACCOUNT WITHDRAWALS

    The amount eligible for partial withdrawal is 20% of the amount held in the Fixed Plus Account on the day we receive a written request in our Home Office, reduced by any Fixed Plus Account withdrawals, transfers or annuitizations made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of any Additional Withdrawal Option.

    The 20% limit is waived if the partial withdrawal is due to annuitization, death, unforeseeable emergency (when the conditions specified under (d) below are met), or separation from service (when the conditions specified under (e) below are met). For this waiver to apply, any such partial withdrawal must also be made pro rata from all funding options used under the Account.

    If a full withdrawal is requested, we will pay any amounts held in the Fixed Plus Account in five annual payments that will be equal to:

    1. One-fifth of the Fixed Plus Account value on the day the request is received, reduced by any Fixed Plus Account withdrawals, transfers or annuitizations made in the prior 12 months;

    2. One-fourth of the remaining Fixed Plus Account value twelve months later;

    3. One-third of the remaining Fixed Plus Account value twelve months later;

    4. One-half  of the remaining Fixed Plus  Account value twelve months later;
       and

    5. The balance of the Fixed Plus Account value twelve months later.

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                                       19

    Once we receive a request for a full withdrawal from an Account, no further withdrawals or transfers will be permitted from the Fixed Plus Account.

    A full withdrawal from the Fixed Plus Account may be cancelled at any time before the end of the five-payment period.

    We will waive the Fixed Plus Account full withdrawal provision, if the withdrawal is made:

(a) due to your death, before Annuity payments begin;

(b) due to the election of an Annuity option;

(c) when the Fixed Plus Account value is $3,500 or less (and no withdrawals, transfers or annuitizations have been made from the Account within the prior 12 months);

(d) due to hardship from an unforeseeable emergency, as defined by the Code, if the following conditions are met:

    (1) the hardship is certified by the employer;

    (2) the amount is paid directly to you; and

    (3) the amount paid for all withdrawals due to hardship during the previous 12-month period does not exceed 10% of the average value of all Accounts during that same period or,

(e) due to your separation from service with the employer provided that:

    (1) the employer certifies that you have separated from service;

    (2) the amount withdrawn is paid directly to you; and

    (3) the amount paid for all partial and full withdrawals due to separation from service during the previous 12-month period does not exceed 20% of the average value of all Accounts under the Contract during that same period.

TRANSFERS AMONG INVESTMENT OPTIONS

    The amount eligible for transfer from the Fixed Plus Account is 20% of the amount held in the Fixed Plus Account on the day we receive a written request in our Home Office, reduced by any Fixed Plus Account withdrawals, transfers or annuitizations made in the prior 12 months. In calculating the 20% limit, we reserve the right to include payments made due to the election of any of the Additional Withdrawal Options. We will waive the 20% transfer limit when the value in the Fixed Plus Account is $1,000 or less.

    By notifying us at our Home Office at least 30 days before Annuity payments begin, the Contract Holder may elect to have amounts which have been accumulating under the Fixed Plus Account transferred to one or more of the Subaccounts available during the Annuity Period, to provide variable Annuity payments.

SWO

    The Systematic Withdrawal Option may not be elected if you have requested a Fixed Plus Account transfer or withdrawal within the prior 12-month period.

--------------------------------------------------------------------------------

                          FOR MASTER APPLICATIONS ONLY

    I HEREBY ACKNOWLEDGE RECEIPT OF AN ACCOUNT C GROUP DEFERRED VARIABLE ANNUITY PROSPECTUS DATED MAY 1, 1996 FOR SECTION 457 PUBLIC EMPLOYER DEFERRED COMPENSATION PLANS, AS WELL AS ALL CURRENT PROSPECTUSES PERTAINING TO THE VARIABLE INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACTS.

---- PLEASE  SEND AN  ACCOUNT C  STATEMENT OF  ADDITIONAL INFORMATION  (FORM NO.
     75982(S)) DATED MAY 1, 1996.

--------------------------------------------------------------------------------

                          CONTRACT HOLDER'S SIGNATURE

--------------------------------------------------------------------------------

                                      DATE

75982-2 (5/96)

--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
                           VARIABLE ANNUITY ACCOUNT C
                                       OF
                    AETNA LIFE INSURANCE AND ANNUITY COMPANY

-------------------------------------------------------------------------------

             STATEMENT OF ADDITIONAL INFORMATION DATED  MAY 1, 1996

                AetnaPlus Contracts and Multiple Option Contracts
 Group and Individual Variable Annuity Contracts Available under Section 457 and
                                     401(a)

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account C (the "Separate Account") dated May 1, 1996.

A free prospectus is available upon request from the local Aetna Life Insurance and Annuity Company office or by writing to or calling:


                    Aetna Life Insurance and Annuity Company
                                Customer Service
                              151 Farmington Avenue
                          Hartford, Connecticut  06156
                                 1-800-525-4225


Read the prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the Prospectus.



                                TABLE OF CONTENTS


                                                                          PAGE

General Information and History. . . . . . . . . . . . . . . . . . . .       1
Variable Annuity Account C . . . . . . . . . . . . . . . . . . . . . .       1
Offering and Purchase of Contracts . . . . . . . . . . . . . . . . . .       2
Performance Data . . . . . . . . . . . . . . . . . . . . . . . . . . .       2
   General . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       2
   Average Annual Total Return Quotations. . . . . . . . . . . . . . .       3
Annuity Payments . . . . . . . . . . . . . . . . . . . . . . . . . . .      10
Sales Material and Advertising . . . . . . . . . . . . . . . . . . . .      11
Independent Auditors . . . . . . . . . . . . . . . . . . . . . . . . .      11
Financial Statements of the Separate Account . . . . . . . . . . . . .     S-1
Financial Statements of Aetna Life Insurance and Annuity Company . . .     F-1

                         GENERAL INFORMATION AND HISTORY

Aetna Life Insurance and Annuity Company (the "Company") is a stock life insurance company which was organized under the insurance laws of the State of Connecticut in 1976. Through a merger, it succeeded to the business of Aetna Variable Annuity Life Insurance Company (formerly Participating Annuity Life Insurance Company organized in 1954). As of December 31, 1995, the Company managed over $___ billion of assets, and as of December 31, 1994, it ranked among the top 2% of all U.S. life insurance companies by size. The Company is a wholly owned subsidiary of Aetna Retirement Services, Inc., which is in turn a wholly owned subsidiary of Aetna Life and Casualty Company. The Company is engaged in the business of issuing life insurance policies and annuity contracts in all states of the United States. The Company's Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

In addition to serving as the principal underwriter and the depositor for the Separate Account, the Company is also a registered investment adviser under the Investment Advisers Act of 1940, and a registered broker-dealer under the Securities Exchange Act of 1934. The Company provides investment advice to several of the registered management investment companies offered as variable investment options under the Contracts funded by the Separate Account (see "Variable Annuity Account C" below).

Other than the mortality and expense risk charges and administrative expense charge described in the prospectus, all expenses incurred in the operations of the Separate Account are borne by the Company. See "Charges and Deductions" in the prospectus. The Company receives reimbursement for certain administrative costs from some unaffiliated sponsors of the Funds used as funding options under the Contract. These fees generally range up to 0.25%.

The assets of the Separate Account are held by the Company. The Separate Account has no custodian. However, the Funds in whose shares the assets of the Separate Account are invested each have custodians, as discussed in their respective prospectuses.

                        VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C (the "Separate Account") is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940, as amended. The assets of each of the Subaccounts of the Separate Account will be invested exclusively in shares of the mutual funds described in the Prospectus. Purchase Payments made under the Contract may be allocated to one or more of the Subaccounts. The Company may make additions to or deletions from available investment options as permitted by law. The availability of the Funds is subject to applicable regulatory authorization. Not all Funds are available in all jurisdictions, under all Contracts, or under all Plans. The Funds currently available under the Contract are as follows:


     Aetna Variable Fund                                       Fidelity VIP Overseas Portfolio
     Aetna Income Shares                                       Franklin Government Securities Trust
     Aetna Variable Encore Fund                                Janus Aspen Aggressive Growth Portfolio
     Aetna Investment Advisers Fund, Inc.                      Janus Aspen Balanced Portfolio
     Aetna Ascent Variable Portfolio                           Janus Aspen Flexible Income Portfolio
     Aetna Crossroads Variable Portfolio                       Janus Aspen Growth Portfolio
     Aetna Legacy Variable Portfolio                           Janus Aspen Short-Term Bond Portfolio
     Alger American Growth Portfolio                           Janus Aspen Worldwide Growth Portfolio
     Alger American Small Cap Portfolio                        Lexington Natural Resources Trust
     Calvert Responsibly Invested Balanced Portfolio           Neuberger & Berman Growth Portfolio
     Fidelity VIP II Contrafund Portfolio                      Scudder International Portfolio
     Fidelity VIP Equity-Income Portfolio                      TCI Growth
     Fidelity VIP Growth Portfolio

Complete descriptions of each of the Funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the Funds.

                       OFFERING AND PURCHASE OF CONTRACTS

The Company is both the depositor and the principal underwriter for the securities sold by the prospectus. The Company offers the Contracts through life insurance agents licensed to sell variable annuities who are registered representatives of the Company or of other registered broker-dealers who have sales agreements with the Company. The offering of the Contracts is continuous. A description of the manner in which Contracts are purchased may be found in the prospectus under the sections titled "Purchase" and "Contract Valuation."

                                PERFORMANCE DATA

GENERAL

From time to time, the Company may advertise different types of historical performance for the Subaccounts of the Separate Account available under the Contracts issued by the Company in connection with Plans described in the Prospectus. The Company may advertise the "standardized average annual total returns," calculated in a manner prescribed by the Securities and Exchange Commission (the "standardized return"), as well as "non-standardized returns," both of which are described below.

The standardized and non-standardized total return figures are computed according to a formula in which a hypothetical initial Purchase Payment of $1,000 is applied to the various Subaccounts under the Contract, and then related to the ending redeemable values over one, three, five and ten year periods (or fractional periods thereof). The standardized figures reflect the deduction of all recurring charges during each period (e.g., mortality and expense risk charges, maintenance fees, administrative expense charges, and deferred sales charges). These charges will be deducted on a pro rata basis in the case of fractional periods. The maintenance fee is converted to a percentage of assets based on the average account size under the Contracts described in the Prospectus.

The non-standardized figures will be calculated in a similar manner, except that they will not reflect the deduction of any applicable deferred sales charge (which would decrease the level of performance shown if reflected in these calculations). The non-standardized figures may also include monthly, quarterly, year-to-date and three-year periods.

If a Fund was in existence prior to the date it became available under the Contract, standardized and non-standardized total returns may include periods prior to the date on which such Fund became available under the Contract. These figures are calculated by adjusting the actual returns of the Fund to reflect the charges that would have been assessed under the Contract had that Fund been available under the Contract during that period.

Investment results of the Funds will fluctuate over time, and any presentation of the Subaccounts' total return quotations for any prior period should not be considered as a representation of how the Subaccounts will perform in any future period. Additionally, the Account Value upon redemption may be more or less than your original cost.

AVERAGE ANNUAL TOTAL RETURN QUOTATIONS - STANDARDIZED AND NON-STANDARDIZED

There are two sets of total return quotations shown below: one for AetnaPlus Contracts and one for Multiple Option Contracts (as identified on the cover of your Prospectus). The contract features and charges under these types of contracts are identical; however, they are administered on two different administrative systems. Due to differences in the way the two systems administered payments prior to mid-1994, performance for the Subaccounts under the two systems for those periods differs.

Additionally, each set of tables shown below represents the variations in contract payment type and in the maintenance fees assessed under different plans. Table A reflects the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1995 for the Subaccounts under Single Payment Accounts issued by the Company. Tables B and C reflect the average annual standardized and non-standardized total return quotation figures for the periods ended December 31, 1995 for the Subaccounts under Installment Payment Accounts with a $20 annual maintenance fee and a $15 annual maintenance fee, respectively. In both sets of tables, for those Subaccounts where results are not available for the full calendar period indicated, the percentage shown is an average annual return since inception (denoted with an *).

                              AETNA PLUS CONTRACTS
                                     TABLE A

SINGLE PAYMENT ACCOUNT:                                                                                                   FUND
($0 MAINTENANCE FEE)                              STANDARDIZED                NON-STANDARDIZED                          INCEPTION
                                                                                                                         DATE
--------------------------------------------------------------------------------------------------------------------------------
    SUBACCOUNT                                1  Year    5 Years   10 Years   1 Year   3 Years    5 Years   10 Years
---------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund                                                                                                     04/30/75
--------------------------------------------------------------------------------------------------------------------------------
Aetna Income Shares                                                                                                     06/01/78
--------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund                                                                                              09/01/75
--------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.                                                                                    06/23/89
--------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                                                                         01/08/89
--------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap Portfolio                                                                                      09/21/88
--------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
Calvert Responsibly Invested Balanced Portfolio                                                               09/30/86
-----------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Portfolio                                                                              10/22/86
-----------------------------------------------------------------------------------------------------------------------
Fidelity Growth Portfolio                                                                                     11/07/86
-----------------------------------------------------------------------------------------------------------------------
Fidelity Overseas Portfolio                                                                                   02/13/87
-----------------------------------------------------------------------------------------------------------------------
Franklin Government Securities Trust                                                                          05/30/89
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                                                                       9/13/93
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                                                                09/13/93
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                                                                         09/13/93
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                                                                  09/13/93
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Short-Term Bond Portfolio                                                                         09/13/93
-----------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                                                                        09/13/93
-----------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust                                                                             05/31/89
-----------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Growth Portfolio                                                                           12/31/85
-----------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio                                                                               04/30/87
-----------------------------------------------------------------------------------------------------------------------
TCI Growth                                                                                                    11/20/87
-----------------------------------------------------------------------------------------------------------------------

                              AETNA PLUS CONTRACTS
                                     TABLE B

---------------------------------------------------------------------------------------------------------------------------------
INSTALLMENT PAYMENT ACCOUNT                                                                                                FUND
($20 ANNUAL MAINTENANCE FEE)                     STANDARDIZED                       NON-STANDARDIZED                   INCEPTION
                                                                                                                            DATE
---------------------------------------------------------------------------------------------------------------------------------
      SUBACCOUNT                           1  Year      5 Years     10 Years    1 Year   3 Years   5 Years    10 Years
---------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund                                                                                                      04/30/75
---------------------------------------------------------------------------------------------------------------------------------
 Aetna Income Shares                                                                                                     06/01/78
---------------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Encore Fund                                                                                              09/01/75
---------------------------------------------------------------------------------------------------------------------------------
 Aetna Investment Advisers Fund, Inc.                                                                                    06/23/89
---------------------------------------------------------------------------------------------------------------------------------
 Alger American Growth Portfolio                                                                                         01/08/89
---------------------------------------------------------------------------------------------------------------------------------
 Alger American Small Cap Portfolio                                                                                      09/21/88
---------------------------------------------------------------------------------------------------------------------------------
 Calvert Responsibly Invested Balanced Portfolio                                                                         09/30/86
---------------------------------------------------------------------------------------------------------------------------------
 Fidelity Equity-Income Portfolio                                                                                        10/22/86
---------------------------------------------------------------------------------------------------------------------------------
 Fidelity Growth Portfolio                                                                                               11/07/86
---------------------------------------------------------------------------------------------------------------------------------
 Fidelity Overseas Portfolio                                                                                             02/13/87
---------------------------------------------------------------------------------------------------------------------------------
 Franklin Government Securities Trust                                                                                    05/30/89
---------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Aggressive Growth Portfolio                                                                                  9/13/93
---------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Balanced Portfolio                                                                                          09/13/93
---------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Flexible Income Portfolio                                                                                   09/13/93
---------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Growth Portfolio                                                                                            09/13/93
---------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Short-Term Bond Portfolio                                                                                   09/13/93
---------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Worldwide Growth Portfolio                                                                                  09/13/93
---------------------------------------------------------------------------------------------------------------------------------
 Lexington Natural Resources Trust                                                                                       05/31/89
---------------------------------------------------------------------------------------------------------------------------------
 Neuberger & Berman Growth Portfolio                                                                                     12/31/85
---------------------------------------------------------------------------------------------------------------------------------
 Scudder International Portfolio                                                                                         04/30/87
---------------------------------------------------------------------------------------------------------------------------------
 TCI Growth                                                                                                              11/20/87
---------------------------------------------------------------------------------------------------------------------------------

                              AETNA PLUS CONTRACTS
                                     TABLE C

-------------------------------------------------------------------------------------------------------------------------------
INSTALLMENT PAYMENT ACCOUNT                                                                                             FUND
($15 ANNUAL MAINTENANCE FEE)                       STANDARDIZED        NON-STANDARDIZED                              INCEPTION
                                                                                                                        DATE
-------------------------------------------------------------------------------------------------------------------------------
            SUBACCOUNT                           1  Year    5 Years  10 Years  1 Year    3 Years   5 Years   10 Years
-------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund                                                                                                   04/30/75
------------------------------------------------------------------------------------------------------------------------------
Aetna Income Shares                                                                                                   06/01/78
------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund                                                                                            09/01/75
------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.                                                                                  06/23/89
------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                                                                       01/08/89
------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap Portfolio                                                                                    09/21/88
------------------------------------------------------------------------------------------------------------------------------
Calvert Responsibly Invested Balanced Portfolio                                                                       09/30/86
------------------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Portfolio                                                                                      10/22/86
------------------------------------------------------------------------------------------------------------------------------
Fidelity Growth Portfolio                                                                                             11/07/86
------------------------------------------------------------------------------------------------------------------------------
Fidelity Overseas Portfolio                                                                                           02/13/87
------------------------------------------------------------------------------------------------------------------------------
Franklin Government Securities Trust                                                                                  05/30/89
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                                                                                9/13/93
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                                                                        09/13/93
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                                                                                 09/13/93
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                                                                          09/13/93
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Short-Term Bond Portfolio                                                                                 09/13/93
------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                                                                                09/13/93
------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust                                                                                     05/31/89
------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Growth Portfolio                                                                                   12/31/85
------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio                                                                                       04/30/87
------------------------------------------------------------------------------------------------------------------------------
TCI Growth                                                                                                            11/20/87
------------------------------------------------------------------------------------------------------------------------------

                            MULTIPLE OPTION CONTRACTS
                                     TABLE A



SINGLE PAYMENT ACCOUNT:                                                                                                   FUND
 ($0 MAINTENANCE FEE)                               STANDARDIZED                            NON-STANDARDIZED             INCEPTION
                                                                                                                          DATE
----------------------------------------------------------------------------------------------------------------------------------
 SUBACCOUNT                                    1  Year    5 Years    10 Years    1 Year    3 Years   5 Years  10 Years
----------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund                                                                                                       04/30/75
----------------------------------------------------------------------------------------------------------------------------------
 Aetna Income Shares                                                                                                      06/01/78
----------------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Encore Fund                                                                                               09/01/75
----------------------------------------------------------------------------------------------------------------------------------
 Aetna Investment Advisers Fund, Inc.                                                                                     06/23/89
----------------------------------------------------------------------------------------------------------------------------------
 Alger American Growth Portfolio                                                                                          01/08/89
----------------------------------------------------------------------------------------------------------------------------------
 Alger American Small Cap Portfolio                                                                                       09/21/88
----------------------------------------------------------------------------------------------------------------------------------
 Calvert Responsibly Invested Balanced Portfolio                                                                          09/30/86
----------------------------------------------------------------------------------------------------------------------------------
 Fidelity Equity-Income Portfolio                                                                                         10/22/86
----------------------------------------------------------------------------------------------------------------------------------
 Fidelity Growth Portfolio                                                                                                11/07/86
----------------------------------------------------------------------------------------------------------------------------------
 Fidelity Overseas Portfolio                                                                                              02/13/87
----------------------------------------------------------------------------------------------------------------------------------
 Franklin Government Securities Trust                                                                                     05/30/89
----------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Aggressive Growth Portfolio                                                                                   9/13/93
----------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Balanced Portfolio                                                                                           09/13/93
----------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Flexible Income Portfolio                                                                                    09/13/93
----------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Growth Portfolio                                                                                             09/13/93
----------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Short-Term Bond Portfolio                                                                                    09/13/93
----------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Worldwide Growth Portfolio                                                                                   09/13/93
----------------------------------------------------------------------------------------------------------------------------------
 Lexington Natural Resources Trust                                                                                        05/31/89
----------------------------------------------------------------------------------------------------------------------------------
 Neuberger & Berman Growth Portfolio                                                                                      12/31/85
----------------------------------------------------------------------------------------------------------------------------------
 Scudder International Portfolio                                                                                          04/30/87
----------------------------------------------------------------------------------------------------------------------------------
 TCI Growth                                                                                                               11/20/87
----------------------------------------------------------------------------------------------------------------------------------


                            MULTIPLE OPTION CONTRACTS
                                     TABLE B

-------------------------------------------------------------------------------------------------------------------------------
INSTALLMENT PAYMENT ACCOUNT                                                                                            FUND
($20 ANNUAL MAINTENANCE FEE)                      STANDARDIZED                         NON-STANDARDIZED               INCEPTION
                                                                                                                        DATE
-------------------------------------------------------------------------------------------------------------------------------
 SUBACCOUNT                              1 Year        5 Years   10 Years    1 Year     3 Years    5 Years    10 Years
-------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund                                                                                                    04/30/75
-------------------------------------------------------------------------------------------------------------------------------
Aetna Income Shares                                                                                                    06/01/78
-------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund                                                                                             09/01/75
-------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.                                                                                   06/23/89
-------------------------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio                                                                                        01/08/89
-------------------------------------------------------------------------------------------------------------------------------
Alger American Small Cap Portfolio                                                                                     09/21/88
-------------------------------------------------------------------------------------------------------------------------------
Calvert Responsibly Invested Balanced Portfolio                                                                        09/30/86
-------------------------------------------------------------------------------------------------------------------------------
Fidelity Equity-Income Portfolio                                                                                       10/22/86
-------------------------------------------------------------------------------------------------------------------------------
Fidelity Growth Portfolio                                                                                              11/07/86
-------------------------------------------------------------------------------------------------------------------------------
Fidelity Overseas Portfolio                                                                                            02/13/87
-------------------------------------------------------------------------------------------------------------------------------
Franklin Government Securities Trust                                                                                   05/30/89
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Aggressive Growth Portfolio                                                                                 9/13/93
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Balanced Portfolio                                                                                         09/13/93
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Flexible Income Portfolio                                                                                  09/13/93
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Growth Portfolio                                                                                           09/13/93
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Short-Term Bond Portfolio                                                                                  09/13/93
-------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Worldwide Growth Portfolio                                                                                 09/13/93
-------------------------------------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust                                                                                      05/31/89
-------------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Growth Portfolio                                                                                    12/31/85
-------------------------------------------------------------------------------------------------------------------------------
Scudder International Portfolio                                                                                        04/30/87
-------------------------------------------------------------------------------------------------------------------------------
TCI Growth                                                                                                             11/20/87
-------------------------------------------------------------------------------------------------------------------------------

                            MULTIPLE OPTION CONTRACTS
                                     TABLE C

INSTALLMENT PAYMENT ACCOUNT                                                                                               FUND
($15 ANNUAL MAINTENANCE FEE)                      STANDARDIZED                 NON-STANDARDIZED                         INCEPTION
                                                                                                                           DATE
---------------------------------------------------------------------------------------------------------------------------------
SUBACCOUNT                                  1  Year     5 Years   10 Years   1 Year   3 Years     5 Years     10 Years
---------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund                                                                                                     04/30/75
--------------------------------------------------------------------------------------------------------------------------------
 Aetna Income Shares                                                                                                    06/01/78
--------------------------------------------------------------------------------------------------------------------------------
 Aetna Variable Encore Fund                                                                                             09/01/75
--------------------------------------------------------------------------------------------------------------------------------
 Aetna Investment Advisers Fund, Inc.                                                                                   06/23/89
--------------------------------------------------------------------------------------------------------------------------------
 Alger American Growth Portfolio                                                                                        01/08/89
--------------------------------------------------------------------------------------------------------------------------------
 Alger American Small Cap Portfolio                                                                                     09/21/88
--------------------------------------------------------------------------------------------------------------------------------
Calvert Responsibly Invested Balanced Portfolio                                                                         09/30/86
--------------------------------------------------------------------------------------------------------------------------------
 Fidelity Equity-Income Portfolio                                                                                       10/22/86
--------------------------------------------------------------------------------------------------------------------------------
 Fidelity Growth Portfolio                                                                                              11/07/86
--------------------------------------------------------------------------------------------------------------------------------
 Fidelity Overseas Portfolio                                                                                            02/13/87
--------------------------------------------------------------------------------------------------------------------------------
 Franklin Government Securities Trust                                                                                   05/30/89
--------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Aggressive Growth Portfolio                                                                                 9/13/93
--------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Balanced Portfolio                                                                                         09/13/93
--------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Flexible Income Portfolio                                                                                  09/13/93
--------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Growth Portfolio                                                                                           09/13/93
--------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Short-Term Bond Portfolio                                                                                  09/13/93
--------------------------------------------------------------------------------------------------------------------------------
 Janus Aspen Worldwide Growth Portfolio                                                                                 09/13/93
--------------------------------------------------------------------------------------------------------------------------------
 Lexington Natural Resources Trust                                                                                      05/31/89
--------------------------------------------------------------------------------------------------------------------------------
 Neuberger & Berman Growth Portfolio                                                                                    12/31/85
--------------------------------------------------------------------------------------------------------------------------------
 Scudder International Portfolio                                                                                        04/30/87
--------------------------------------------------------------------------------------------------------------------------------
 TCI Growth                                                                                                             11/20/87
--------------------------------------------------------------------------------------------------------------------------------

                               ANNUITY PAYMENTS

When Annuity payments are to begin, the value of the Account is determined using Accumulation Unit values as of the tenth Valuation Period before the first Annuity payment is due. Such value (less any applicable premium tax) is applied to provide an Annuity in accordance with the Annuity and investment options elected.


The Annuity option tables found in the Contract show, for each form of Annuity, the amount of the first Annuity payment for each $1,000 of value applied. Thereafter, variable Annuity payments fluctuate as the Annuity Unit value(s) fluctuates with the investment experience of the selected investment option(s). The first payment and subsequent payments also vary depending on the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first payment, but Annuity payments will increase thereafter only to the extent that the net investment rate increases by more than 5% on an annual basis. Annuity payments would decline if the rate failed to increase by 5%. Use of the 3.5% assumed rate causes a lower first payment, but subsequent payments would increase more rapidly or decline more slowly as changes occur in the net investment rate.

When the Annuity Period begins, the Annuitant is credited with a fixed number of Annuity Units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where
(a) is the amount of the first Annuity payment based on a particular investment option, and (b) is the then current Annuity Unit value for that investment option. As noted, Annuity Unit values fluctuate from one Valuation Period to the next; such fluctuations reflect changes in the net investment factor for the appropriate Fund(s) (with a ten Valuation Period lag which gives the Company time to process Annuity payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the Annuity Period.

EXAMPLE:
-------
Assume that, at the date Annuity payments are to begin, there are 3,000 Accumulation Units credited under a particular Account and that the value of an Accumulation Unit for the tenth Valuation Period prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax is payable and that the Annuity table in the Contract provides, for the option elected, a first monthly variable Annuity payment of $6.68 per $1000 of value applied; the Annuitant's first monthly payment would thus be 40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an Annuity Unit for the Valuation Period in which the first payment was due was $13.400000. When this value is divided into the first monthly payment, the number of Annuity Units is determined to be 20.414. The value of this number of Annuity Units will be paid in each subsequent month.

If the net investment factor with respect to the appropriate Fund is
1.0015000 as of the tenth Valuation Period preceding the due date of the second monthly payment, multiplying this factor by .9999058* (to neutralize the assumed net investment rate of 3.5% per annum built into the number of Annuity Units determined above) produces a result of 1.0014057. This is then multiplied by the Annuity Unit value for the prior Valuation Period (assume such value to be $13.504376) to produce an Annuity Unit value of $13.523359 for the Valuation Period in which the second payment is due.

The second monthly payment is then determined by multiplying the number of Annuity Units by the current Annuity Unit value, or 20.414 times $13.523359, which produces a payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to neutralize such assumed rate would be .9998663.

                        SALES MATERIAL AND ADVERTISING

The Company may include hypothetical illustrations in its sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. The Company may also discuss the difference between variable annuity contracts and other types of savings or investment products, including, but not limited to, personal savings accounts and Certificates of Deposit.

We may distribute sales literature that compares the percentage change in Accumulation Unit values for any of the Funds to established market indexes such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the Fund being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Services, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life Subaccounts or their underlying funds by performance and/or investment objective. From time to time, we will quote articles from newspapers and magazines or other publications or reports, including, but not limited to The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

The Company may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective Contract Holders or Participants. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the Contracts and the characteristics of and market for such financial instruments.

                             INDEPENDENT AUDITORS

KPMG Peat Marwick LLP, CityPlace II, Hartford, Connecticut 06103-4103, are the independent auditors for the Separate Account and for the Company. The services provided to the Separate Account include primarily the examination of the Separate Account's financial statements and the review of filings made with the SEC.

                             FINANCIAL STATEMENTS

                          VARIABLE ANNUITY ACCOUNT C


                                    INDEX


Independent Auditors' Report.........................................  S-2
Statement of Assets and Liabilities..................................  S-3
Statement of Operations..............................................  S-4
Statements of Changes in Net Assets..................................  S-5
Notes to Financial Statements........................................  S-6



            "TO BE FILED IN A SUBSEQUENT POST-EFFECTIVE AMENDMENT"

                     STATEMENT OF ADDITIONAL INFORMATION